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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22357

BofA Funds Series Trust
(Exact name of registrant as specified in charter)

One Hundred Federal Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Marina Belaya, Esq. c/o BofA Advisors, LLC One Hundred Federal Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 434-5801

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2013

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

November 30, 2013 (Unaudited)	BofA California Tax-Exempt Reserves

		Par ($)	Value ($)*
Municipal Bonds — 88.9%
CALIFORNIA — 74.9%
CA Corona
	Country Hills Apartments,
	Series 1995 A,
	DPCE: FHLMC
	0.050% 02/01/25 (12/05/13) (a)(b)	5,275,000	5,275,000
CA County of Riverside CA
	Series 2013 D
	2.000% 10/15/14	10,000,000	10,156,466
CA Daly City Housing Development Finance Agency
	Serramonte Ridge LLC,
	Series 1999 A,
	DPCE: FNMA
	0.050% 10/15/29 (12/05/13) (a)(b)	6,700,000	6,700,000
CA Deutsche Bank Spears/Lifers Trust
	Alta Loma California,
	Series 2007,
	GTY AGMT: Deutsche Bank AG
	0.130% 02/01/37 (12/05/13) (a)(b)	10,000,000	10,000,000
	Chino Basin California Regional Financing Authority,
	Series 2008,
	GTY AGMT: Deutsche Bank AG
	0.150% 04/01/48 (12/05/13) (a)(b)(c)	4,094,000	4,094,000
	Imperial California Community College,
	Series 2007-444,
	Insured: FGIC,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG
	0.150% 08/01/32 (12/05/13) (a)(b)	3,685,000	3,685,000
	Los Angeles County Housing Authority,
	Series 2011-1008,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG:
	0.120% 10/01/31 (12/05/13) (a)(b)(c)	28,000,000	28,000,000
CA East Bay Municipal Utility District
	Series 2009 A1,
	0.050% 06/01/26 (12/05/13) (b)(d)	4,000,000	4,000,000
CA Economic Development Financing Authority
	Mid-Pacific Co., LLC,
	Vortech Engineering, Inc.,
	Series 1997, AMT,
	LOC: Wells Fargo Bank N.A.
	0.070% 09/01/22 (12/04/13) (a)(b)	1,415,000	1,415,000
CA Fresno
	Multi-Family Housing,
	Wasatch Pool Holdings LLC,
	Stonepine Apartments,
	Series 2001 A,
	DPCE: FNMA
	0.050% 02/15/31 (12/05/13) (a)(b)	4,860,000	4,860,000
CA Health Facilities Financing Authority
	Stanford Hospital & Clinics,
	Series 2008 B2:
	0.150% 11/15/45 (12/05/13) (b)(d)	8,850,000	8,850,000

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
	0.160% 11/15/45 (01/07/14) (b)(d)	7,500,000	7,500,000
CA Indio Multi-Family Housing Revenue
	Carreon Villa Apartments,
	Series 1996 A,
	DPCE: FNMA
	0.050% 08/01/26 (12/05/13) (a)(b)	5,650,000	5,650,000
CA Infrastructure & Economic Development Bank
	Pacific Gas & Electric Co.:
	Series 2009 A,
	LOC: Mizuho Corporate Bank
	0.040% 11/01/26 (12/02/13) (a)(b)	2,400,000	2,400,000
	Series 2009 D,
	LOC: Wells Fargo Bank N.A.
	0.040% 12/01/16 (12/02/13) (a)(b)	10,700,000	10,700,000
	Traditional Baking, Inc.,
	Series 2003, AMT,
	LOC: U.S. Bank N.A.
	0.090% 08/01/28 (12/04/13) (a)(b)	1,270,000	1,270,000
CA Irvine Ranch Water District
	Series 2011 A-2,
	0.050% 10/01/37 (12/05/13) (b)(d)	6,965,000	6,965,000
CA Los Angeles County, Capital Asset Leasing Corp.
	Series A1,
	LOC: JPMorgan Chase Bank
	0.100% 01/07/14	7,675,000	7,675,000
CA Los Angeles County
	Series 2013 B
	2.000% 06/30/14	6,000,000	6,063,025
CA Manteca Financing Authority
	Series 2003 B,
	Pre-refunded 12/01/13,
	5.000% 12/01/33	1,400,000	1,400,000
CA Metropolitan Water District of Southern California
	Series 2011 A-1,
	0.050% 07/01/36 (12/05/13) (b)(d)	2,500,000	2,500,000
	Series 2011 A-3,
	0.050% 07/01/36 (12/05/13) (b)(d)	2,500,000	2,500,000
CA Monterey Peninsula Water Management District
	Wastewater Reclamation Project,
	Series 1992,
	LOC: Wells Fargo Bank N.A.
	0.090% 07/01/22 (12/05/13) (a)(b)	2,192,000	2,192,000
CA Oceanside
	Shadow Way Apartments LP,
	Series 2009,
	LOC: FHLMC
	0.040% 03/01/49 (12/05/13) (a)(b)	1,375,000	1,375,000
CA Oxnard Housing Authority
	Seawind Apartments Ltd.,

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
	Series 1990 A, AMT,
	DPCE: FNMA
	0.100% 12/01/20 (12/04/13) (a)(b)	2,325,000	2,325,000
CA Pittsburg Public Financing Authority
	Series 2008,
	LOC: Bank of the West
	0.100% 06/01/35 (12/05/13) (a)(b)	3,085,000	3,085,000
CA Pittsburg Redevelopment Agency
	Los Medanos Community,
	Series 2004 A,
	LOC: State Street Bank & Trust Co.,
	LOC: California State Teachers Retirement System
	0.050% 09/01/35 (12/02/13) (a)(b)	11,090,000	11,090,000
CA RBC Municipal Products, Inc. Trust
	Kaiser Permanente,
	Series 2011 E-21,
	LOC: Royal Bank of Canada
	0.050% 10/01/15 (12/05/13) (a)(b)(c)	16,000,000	16,000,000
	Los Angeles County,
	Series 2011 E-24,
	LOC: Royal Bank of Canada
	0.040% 07/01/31 (12/05/13) (a)(b)(c)	15,000,000	15,000,000
CA San Diego County Regional Airport Authority
	Series 2005, AMT,
	GTY AGMT: Deutsche Bank A.G.,
	LIQ FAC: Deutsche Bank A.G.
	0.150% 07/01/20 (12/05/13) (a)(b)	1,160,000	1,160,000
CA San Diego Unified School District
	Series 2013 A1,
	2.000% 01/31/14	2,400,000	2,407,352
CA San Francisco City & County Redevelopment Agency
	Hunters Point,
	Series 2005 A,
	LOC: JPMorgan Chase Bank
	0.070% 08/01/36 (12/05/13) (a)(b)	3,600,000	3,600,000
CA San Francisco City & County
	Certificates of Participation,
	Series 2007 1883,
	GTY AGMT: Wells Fargo Bank N.A.
	0.090% 09/01/31 (12/05/13) (a)(b)	13,570,000	13,570,000
CA San Jose Financing Authority
	Series 2008 C
	LOC: U.S. Bank N.A.
	0.040% 06/01/27 (12/04/13) (a)(b)	1,000,000	1,000,000
CA San Jose Redevelopment Agency
	Series 1996 B,
	LOC: JPMorgan Chase Bank
	0.150% 05/16/14	4,400,000	4,400,000
	Series 2003 B,
	LOC: JPMorgan Chase Bank
	0.150% 05/16/14	4,100,000	4,100,000
CA San Mateo Joint Powers Financing Authority
	Public Safety Project,

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
	Series 2007 A,
	LOC: Wells Fargo Bank N.A.
	0.060% 04/01/39 (12/05/13) (a)(b)	15,365,000	15,365,000
CA School Cash Reserve Program Authority
	Series 2013 H
	2.000% 06/02/14	7,650,000	7,718,780
CA State
	Series 2013 A1,
	2.000% 05/28/14	2,000,000	2,017,922
CA Statewide Communities Development Authority
	0.230% 01/08/14	5,000,000	5,000,000
	Birchcrest Preservation,
	Series 2001 S AMT,
	LOC: U.S. Bank N.A.
	0.100% 08/01/32 (12/02/13) (a)(b)	955,000	955,000
	Kaiser Credit Group,
	Series 2001 B,
	3.900% 08/01/31 (07/01/14)	1,225,000	1,251,042
	Kaiser Permanente:
	Series 2009 B-3,
	0.200% 02/07/14	1,500,000	1,500,000
	Series 2009 B-4,
	0.210% 05/02/14	6,900,000	6,900,000
	Series 2009 D,
	0.220% 12/10/13	4,000,000	4,000,000
	Plan Nine Partners LLC,
	Series 2005 A,
	LOC: Union Bank of CA N.A.
	0.070% 02/01/35 (12/05/13) (a)(b)	8,115,000	8,115,000
	Series K,
	0.200% 06/05/14	4,000,000	4,000,000
CA State
	Revenue Anticipation Notes,
	Series 2013 A2
	2.000% 06/23/14	10,000,000	10,098,723
CA University of California
	Series 2011 AB
	5.000% 05/15/14	2,000,000	2,043,012
CALIFORNIA TOTAL			291,927,322
NEW JERSEY — 3.1%
NJ Economic Development Authority
	Series 2012, AMT,
	LOC: BNP Paribas
	0.250% 12/17/13	12,000,000	12,000,000
NEW JERSEY TOTAL			12,000,000
PUERTO RICO — 10.9%
PR BB&T Municipal Trust
	Series 2034,

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
PUERTO RICO — (continued)
	LOC: Branch Banking & Trust
	0.080% 01/01/28 (12/05/13) (a)(b)	3,155,000	3,155,000
PR Deutsche Bank Spears/Lifers Trust
	Series 2008 627A,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG
	0.110% 08/01/54 (12/05/13) (a)(b)	150,000	150,000
PR RBC Municipal Products, Inc. Trust
	Series 2013 E-46,
	LOC: Royal Bank of Canada
	0.150% 09/01/15 (12/05/13) (a)(b)(c)	2,000,000	2,000,000
PR RIB Floater Trust
	Series 2013 -18WE,
	LOC: Barclays Bank PLC
	0.150% 12/01/13 (12/05/13) (a)(b)(c)	17,000,000	17,000,000
	Series 2013 8WE,
	LOC: Barclays Bank PLC
	0.110% 09/30/14 (12/05/13) (a)(b)(c)	20,200,000	20,200,000
PUERTO RICO TOTAL			42,505,000

	Total Municipal Bonds (cost of $346,432,322)		346,432,322

Closed-End Investment Companies — 11.0%
CALIFORNIA — 11.0%
CA Nuveen AMT-Free Municipal Income Fund, Inc.
	Series 2010 3,
	LIQ FAC: Deutsche Bank AG
	0.160% 03/01/40 (12/05/13) (a)(b)(c)	8,000,000	8,000,000
CA Nuveen Performance Plus Municipal Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.120% 12/01/40 (12/05/13) (a)(b)(c)	10,000,000	10,000,000
CA Nuveen Quality Income Municipal Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.120% 08/01/40 (12/05/13) (a)(b)(c)	10,000,000	10,000,000
CA Nuveen Select Quality Municipal Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.120% 08/01/40 (12/05/13) (a)(b)(c)	15,000,000	15,000,000
CALIFORNIA TOTAL			43,000,000

	Total Closed-End Investment Companies (cost of $43,000,000)		43,000,000

5

Total Investments — 99.9% (cost of $389,432,322)(e)	389,432,322

Other Assets & Liabilities, Net — 0.1%	275,792

Net Assets — 100.0%	389,708,114

Notes to Investment Portfolio:

*                 Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust’s Board of Trustees (“the Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — Prices determined using quoted prices in active markets for identical assets.

•                  Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•                  Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2013, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$346,432,322	$—	$346,432,322
Total Closed-End Investment Companies	—	43,000,000	—	43,000,000
Total Investments	$—	$389,432,322	$—	$389,432,322

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the three months ended November 30, 2013, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

6

(a)         Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2013.

(b) Parenthetical date represents the effective maturity date for the security.

(c)          Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2013, these securities, which are not illiquid, amounted to $145,294,000 or 37.3% of net assets for the Fund.

(d)         Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2013.

(e) Cost for federal income tax purposes is $389,432,322.

Acronym	Name
AMT	Alternative Minimum Tax
DPCE	Direct Pay Credit Enhancement
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit

7

INVESTMENT PORTFOLIO
November 30, 2013 (Unaudited)	BofA Cash Reserves

		Par ($)	Value ($)*
Commercial Paper — 27.1%
ASB Finance Ltd.
	0.220% 03/10/14 (a)(b)	21,800,000	21,786,811
	0.230% 03/04/14 (a)(b)	44,000,000	43,973,857
	0.235% 12/02/13 (a)(b)	44,175,000	44,174,712
	0.240% 04/01/14 (a)(b)	36,010,000	35,980,952
	0.250% 04/10/14 (a)(b)	36,010,000	35,977,491
Bank of Nova Scotia
	0.225% 05/19/14 (a)	52,170,000	52,114,895
Bank of Tokyo-Mitsubishi UFJ Ltd.
	0.230% 01/13/14 (a)	3,000,000	2,999,176
Barclays Bank PLC
	0.210% 02/25/14 (a)(b)	6,521,000	6,517,729
	0.220% 02/11/14 (a)(b)	15,000,000	14,993,400
	0.230% 12/06/13 (a)(b)	46,125,000	46,123,527
	0.230% 12/17/13 (a)(b)	53,400,000	53,394,541
	0.230% 01/06/14 (a)(b)	100,000,000	99,977,000
	0.230% 01/27/14 (a)(b)	29,515,000	29,504,252
BNZ International Funding Ltd.
	0.240% 04/02/14 (a)(b)	5,999,000	5,994,121
	0.240% 04/11/14 (a)(b)	61,095,000	61,041,644
Caisse d’Amortissement de la Dette Sociale
	0.250% 04/22/14 (a)(b)	12,965,000	12,952,215
	0.255% 04/22/14 (a)(b)	75,000,000	74,924,562
	0.260% 02/03/14 (a)(b)	61,000,000	60,971,804
	0.260% 02/07/14 (a)(b)	4,000,000	3,998,036
	0.280% 12/12/13 (a)(b)	100,000,000	99,991,444
Deutsche Bank Financial LLC
	0.230% 12/27/13	5,990,000	5,989,005
Dexia Credit Local
	0.340% 12/02/13 (a)	40,238,000	40,237,620
	0.340% 12/05/13 (a)	75,000,000	74,997,167
	0.340% 12/12/13 (a)	57,391,000	57,385,038
	0.350% 12/02/13 (a)	68,735,000	68,734,332
	0.350% 12/05/13 (a)	53,000,000	52,997,939
	0.400% 02/14/14 (a)	20,000,000	19,983,333
	0.410% 02/10/14 (a)	27,000,000	26,978,168
DNB NOR Bank ASA
	0.230% 04/01/14 (a)(b)	11,000,000	10,991,496
	0.260% 03/03/14 (a)(b)	45,750,000	45,719,602
	0.260% 03/10/14 (a)(b)	13,000,000	12,990,705

1

		Par ($)	Value ($)
Commercial Paper — (continued)
	0.265% 01/14/14 (a)(b)	18,000,000	17,994,170
Erste Abwicklungsanstalt
	0.240% 12/02/13 (a)(b)	7,005,000	7,004,953
	0.240% 04/02/14 (a)(b)	1,845,000	1,843,499
General Electric Capital Corp.
	0.230% 12/02/13 (a)	100,000,000	99,999,361
Prudential PLC
	0.220% 01/08/14 (a)(b)	45,550,000	45,539,422
Rabobank USA Financial Co.
	0.270% 12/27/13 (a)	1,420,000	1,419,723
	0.270% 12/30/13 (a)	10,890,000	10,887,631
Skandinaviska Enskilda Banken AB
	0.225% 02/05/14 (a)(b)	35,000,000	34,985,562
	0.235% 02/04/14 (a)(b)	35,000,000	34,985,149
	0.235% 02/18/14 (a)(b)	20,000,000	19,989,686
	0.235% 02/21/14 (a)(b)	52,180,000	52,152,069
	0.240% 01/31/14 (a)(b)	89,000,000	88,963,807
	0.240% 02/20/14 (a)(b)	17,395,000	17,385,607
	0.260% 01/17/14 (a)(b)	24,845,000	24,836,567
Sumitomo Mitsui Banking Corp.
	0.220% 01/22/14 (a)(b)	14,000,000	13,995,551
Svenska Handelsbanken AB
	0.230% 03/10/14 (a)(b)	33,720,000	33,698,672
Swedbank AB
	0.220% 02/18/14 (a)	100,000,000	99,951,722
	0.230% 12/04/13 (a)	41,630,000	41,629,202
	0.260% 12/16/13 (a)	25,000,000	24,997,292
Toyota Credit Canada, Inc.
	0.230% 05/30/14 (a)	25,670,000	25,640,480
Toyota Financial Services de Puerto Rico, Inc.
	0.250% 12/16/13 (a)	39,275,000	39,270,909
Toyota Motor Credit Corp.
	0.230% 12/12/13 (a)	20,000,000	19,998,594
	0.240% 12/26/13 (a)	50,000,000	49,991,667
	0.240% 12/27/13 (a)	100,000,000	99,982,667
	0.240% 01/03/14 (a)	30,000,000	29,993,400
	0.240% 02/10/14 (a)	35,000,000	34,983,433
	0.250% 12/19/13 (a)	19,740,000	19,737,533
	0.250% 12/30/13 (a)	25,000,000	24,994,965
	0.250% 03/03/14 (a)	81,850,000	81,797,707

2

		Par ($)	Value ($)
Commercial Paper — (continued)
Westpac Securities NZ Ltd.
	0.200% 01/21/14 (a)(b)	50,000,000	49,985,833
	0.225% 05/05/14 (a)(b)	33,000,000	32,968,031
	0.225% 05/06/14 (a)(b)	37,080,000	37,043,847
	0.230% 03/03/14 (a)(b)	11,165,000	11,158,437
	0.240% 04/02/14 (a)(b)	56,650,000	56,603,925
	0.250% 01/02/14 (a)(b)	62,362,000	62,348,142

	Total Commercial Paper (cost of $2,573,155,789)		2,573,155,789

Certificates of Deposit — 22.0%
Bank of Nova Scotia Houston
	0.220% 05/19/14	160,000,000	160,000,000
	0.230% 05/20/14	60,000,000	60,000,000
	0.230% 05/22/14	75,000,000	75,000,000
	0.496% 01/03/14 (c)	1,693,000	1,693,418
Bank of Tokyo-Mitsubishi UFJ Ltd./NY
	0.250% 02/21/14	41,250,000	41,252,810
	0.250% 03/26/14	28,695,000	28,697,283
	0.400% 03/07/14	2,950,000	2,951,331
BNP Paribas New York
	0.220% 02/03/14	24,900,000	24,900,000
Chase Bank USA N.A.
	0.250% 04/25/14	65,500,000	65,500,000
Credit Industriel et Commercial New York
	0.230% 01/22/14	36,275,000	36,275,000
	0.230% 02/10/14	71,000,000	71,000,000
	0.240% 02/04/14	71,000,000	71,000,000
	0.270% 12/02/13	118,000,000	118,000,033
Credit Suisse NY
	0.230% 03/06/14	100,300,000	100,300,000
	0.230% 03/19/14	70,000,000	70,000,000
	0.230% 03/20/14	10,500,000	10,500,000
	0.330% 01/03/14	80,600,000	80,600,000
Deutsche Bank AG/NY
	0.210% 12/27/13 (12/02/13) (c)(d)	29,000,000	29,000,000
	0.220% 02/26/14	153,750,000	153,750,000
JPMorgan Chase Bank NA
	0.250% 04/21/14	74,510,000	74,510,000
	0.320% 06/06/14	14,550,000	14,553,762
Nordea Bank Finland/NY
	0.240% 02/24/14	90,000,000	90,000,000
	0.250% 01/02/14	24,975,000	24,975,000

3

		Par ($)	Value ($)
Certificates of Deposit — (continued)
	0.250% 01/06/14	79,190,000	79,189,998
	0.250% 01/07/14	49,515,000	49,515,000
	0.250% 01/16/14	37,465,000	37,465,000
	0.250% 01/30/14	40,754,000	40,753,998
	0.250% 02/05/14	25,000,000	25,000,000
Rabobank Nederland NV of NY
	0.405% 01/08/14	945,000	945,094
Skandinaviska Enskilda Banken/NY
	0.270% 03/18/14	7,000,000	7,000,622
Sumitomo Mitsui Banking Corp./NY
	0.210% 02/03/14	45,415,000	45,414,191
	0.220% 02/14/14	35,000,000	35,000,000
	0.220% 02/21/14	5,000,000	5,000,000
	0.220% 03/11/14	51,200,000	51,200,000
	0.220% 03/12/14	95,000,000	95,000,000
	0.220% 03/18/14	43,500,000	43,500,000
Svenska Handelsbanken/NY
	0.245% 02/26/14	20,000,000	20,000,241
Toronto-Dominion Bank/NY
	0.240% 01/21/14	80,900,000	80,900,000
	0.260% 01/06/14	64,898,000	64,898,583

	Total Certificates of Deposit (cost of $2,085,241,364)		2,085,241,364

Asset-Backed Commercial Paper — 15.5%
Albion Capital Corp.
	0.210% 02/18/14 (a)(b)	47,000,000	46,978,341
Aspen Funding Corp.
	0.210% 02/11/14 (a)(b)	50,033,000	50,011,986
Chariot Funding LLC
	0.230% 05/05/14 (a)(b)	38,730,000	38,691,647
	0.240% 12/12/13 (a)(b)	20,098,000	20,096,526
	0.240% 12/16/13 (a)(b)	38,275,000	38,271,172
	0.240% 03/11/14 (a)(b)	23,040,000	23,024,640
	0.240% 04/01/14 (a)(b)	21,301,000	21,283,817
	0.240% 04/02/14 (a)(b)	32,425,000	32,398,628
FCAR Owner Trust
	0.200% 03/03/14 (a)	10,750,000	10,744,506
	0.220% 03/31/14 (a)	7,730,000	7,724,331
	0.240% 04/01/14 (a)	855,000	854,310
	0.260% 12/16/13 (a)	33,690,000	33,686,350
	0.260% 02/07/14 (a)	26,477,000	26,463,997

4

		Par ($)	Value ($)
Asset-Backed Commercial Paper — (continued)
	0.270% 02/03/14 (a)	9,540,000	9,535,421
	0.280% 12/11/13 (a)	11,260,000	11,259,124
Gemini Securitization Corp. LLC
	0.220% 12/09/13 (a)(b)	44,847,000	44,844,807
	0.220% 12/10/13 (a)(b)	21,115,000	21,113,839
Jupiter Securitization Co. LLC
	0.230% 05/05/14 (a)(b)	41,505,000	41,463,899
	0.240% 12/09/13 (a)(b)	8,680,000	8,679,537
	0.240% 12/12/13 (a)(b)	10,049,000	10,048,263
	0.240% 12/17/13 (a)(b)	75,312,000	75,303,967
	0.240% 01/07/14 (a)(b)	20,365,000	20,359,977
	0.240% 03/10/14 (a)(b)	10,985,000	10,977,750
	0.240% 03/17/14 (a)(b)	14,305,000	14,294,891
	0.240% 03/24/14 (a)(b)	21,433,000	21,416,854
	0.240% 04/01/14 (a)(b)	19,725,000	19,709,088
Kells Funding LLC
	0.240% 12/02/13 (a)(b)	15,370,000	15,369,898
	0.240% 04/22/14 (a)(b)	18,550,000	18,532,439
	0.240% 05/02/14 (a)(b)	37,800,000	37,761,696
	0.240% 08/19/14 (a)(b)	16,490,000	16,461,307
	0.240% 08/22/14 (a)(b)	48,425,000	48,339,772
	0.270% 01/02/14 (a)(b)	96,635,000	96,611,808
	0.280% 02/19/14 (a)(b)	25,000,000	24,984,444
Liberty Street Funding LLC
	0.200% 01/08/14 (a)(b)	14,900,000	14,896,854
	0.210% 01/14/14 (a)(b)	15,285,000	15,281,077
Matchpoint Master Trust
	0.210% 12/17/13 (a)(b)	16,320,000	16,318,477
Old Line Funding LLC
	0.230% 05/27/14 (a)(b)	27,339,000	27,308,084
	0.240% 12/20/13 (a)(b)	62,125,000	62,117,131
	0.240% 01/07/14 (a)(b)	24,700,000	24,693,907
	0.240% 03/04/14 (a)(b)	25,960,000	25,943,905
	0.240% 03/05/14 (a)(b)	43,394,000	43,366,806
	0.240% 03/07/14 (a)(b)	13,190,000	13,181,558
	0.250% 04/10/14 (a)(b)	22,768,000	22,747,446
	0.250% 04/14/14 (a)(b)	17,045,000	17,029,139
	0.250% 04/22/14 (a)(b)	30,855,000	30,824,574
Regency Markets No. 1 LLC
	0.130% 12/05/13 (a)(b)	66,492,000	66,491,040
	0.130% 12/06/13 (a)(b)	39,936,000	39,935,279
Salisbury Receivables Co. LLC

5

		Par ($)	Value ($)
Asset-Backed Commercial Paper — (continued)
	0.210% 01/13/14 (a)(b)	16,280,000	16,275,916
	0.210% 01/22/14 (a)(b)	9,225,000	9,222,202
Sheffield Receivables Corp.
	0.220% 03/21/14 (a)(b)	9,700,000	9,693,479
Thunder Bay Funding LLC
	0.215% 04/29/14 (12/30/13) (b)(c)(d)	15,500,000	15,500,000
	0.230% 05/19/14 (a)(b)	8,925,000	8,915,363
	0.240% 12/13/13 (a)(b)	41,740,000	41,736,661
	0.240% 03/03/14 (a)(b)	10,000,000	9,993,867
	0.250% 04/14/14 (a)(b)	7,790,000	7,782,751
Versailles Commercial Paper LLC
	0.250% 12/05/13 (a)(b)	8,095,000	8,094,775

	Total Asset-Backed Commercial Paper (cost of $1,464,649,323)		1,464,649,323

Time Deposits — 6.8%
Barclays Bank PLC
	0.120% 12/02/13	164,381,000	164,381,000
Citibank N.A.
	0.090% 12/02/13	403,101,000	403,101,000
Natixis Paris Time Deposit
	0.080% 12/02/13	81,000,000	81,000,000

	Total Time Deposits (cost of $648,482,000)		648,482,000

Municipal Bonds(d)(e) — 3.1%
COLORADO — 0.4%
CO Housing & Finance Authority
	Multi-Family:
	Series 2003 A-1,
	SPA: FHLB
	0.150% 10/01/33 (12/04/13)	9,805,000	9,805,000
	Series 2004 A1,
	SPA: FHLB
	0.100% 10/01/34 (12/04/13)	16,015,000	16,015,000
	Series 2008 C1,
	SPA: FHLB
	0.120% 10/01/38 (12/04/13)	7,010,000	7,010,000
	Series 2005 B-1,
	SPA: FHLB
	0.120% 04/01/40 (12/04/13)	5,655,000	5,655,000
CO Sheridan Redevelopment Agency
	South Santa,
	Series 2011,
	LOC: JPMorgan Chase Bank

6

		Par ($)	Value ($)
Municipal Bonds(d)(e) — (continued)
COLORADO — (continued)
	0.300% 12/01/29 (12/05/13)	1,600,000	1,600,000
COLORADO TOTAL			40,085,000
FLORIDA — 0.2%
FL Miami-Dade County Industrial Development Authority
	South Florida Stadium,
	Miami Stadium Project,
	Series 2007,
	LOC: TD Bank N.A.
	0.130% 07/01/37 (12/05/13)	19,500,000	19,500,000
FLORIDA TOTAL			19,500,000
IOWA — 0.1%
IA Finance Authority
	Series 2004 B, AMT,
	SPA: FHLB
	0.070% 07/01/34 (12/05/13)	6,070,000	6,070,000
	Series 2007 G,
	SPA: FHLB
	0.110% 01/01/38 (12/05/13)	1,625,000	1,625,000
	Series 2009 G,
	SPA: FHLB
	0.090% 01/01/39 (12/05/13)	1,325,000	1,325,000
IOWA TOTAL			9,020,000
MARYLAND — 0.0%
MD Easton
	William Hill Manor, Inc.,
	Series 2009 B,
	LOC: Branch Banking & Trust
	0.200% 01/01/26 (12/05/13)	2,700,000	2,700,000
MARYLAND TOTAL			2,700,000
MASSACHUSETTS — 0.1%
MA Simmons College
	Series 2008,
	LOC: TD Bank N.A.
	0.130% 10/01/22 (12/05/13)	5,915,000	5,915,000
MASSACHUSETTS TOTAL			5,915,000
MINNESOTA — 0.2%
MN Montrose
	Lyman Lumber Co.,
	Series 2001,
	LOC: U.S. Bank N.A.
	0.090% 05/01/26 (12/05/13)	1,170,000	1,170,000
MN Office of Higher Education
	Supplies for Students,
	Series 2008 A,
	LOC: U.S. Bank N.A.
	0.140% 12/01/43 (12/05/13)	22,395,000	22,395,000
MINNESOTA TOTAL			23,565,000
NEW HAMPSHIRE — 0.1%
NH Health & Education Facilities Authority
	Dartmouth College,

7

		Par ($)	Value ($)
Municipal Bonds(d)(e) — (continued)
NEW HAMPSHIRE — (continued)
	Series 2007 C,
	SPA: JPMorgan Chase Bank
	0.100% 06/01/41 (12/04/13)	11,635,000	11,635,000
NEW HAMPSHIRE TOTAL			11,635,000
NEW YORK — 0.2%
NY Housing Finance Agency
	Broadway,
	Series 2011 B,
	LOC: Wells Fargo Bank N.A.
	0.120% 05/01/44 (12/04/13)	5,485,000	5,485,000
NY New York City
	Series 2011 D-3,
	SPA: Bank of New York
	0.050% 10/01/39 (12/02/13)	16,715,000	16,715,000
NEW YORK TOTAL			22,200,000
NORTH CAROLINA — 0.1%
NC Catawba
	Catawba Medical Center,
	Series 2009,
	LOC: Branch Banking & Trust
	0.190% 10/01/34 (12/05/13)	5,350,000	5,350,000
NORTH CAROLINA TOTAL			5,350,000
OREGON — 0.4%
OR Housing & Community Services Department
	Series 2006 C, AMT,
	SPA: State Street Bank & Trust Co.
	0.080% 07/01/36 (12/05/13)	5,000,000	5,000,000
	Single Family:
	Series 2005 C, AMT,
	SPA: State Street Bank & Trust Co.
	0.080% 07/01/35 (12/04/13)	10,500,000	10,500,000
	Series 2006 F, AMT,
	SPA: State Street Bank & Trust Co.
	0.050% 07/01/37 (12/05/13)	20,000,000	20,000,000
OREGON TOTAL			35,500,000
TEXAS — 1.0%
TX State
	Small Business,
	Series 2005 B,
	SPA: National Australia Bank
	0.090% 06/01/45 (12/05/13)	3,025,000	3,025,000
	Veterans Housing Assistance,
	Series 2004 I,
	SPA: JPMorgan Chase Bank
	0.120% 12/01/24 (12/04/13)	7,700,000	7,700,000
	Veterans Housing:
	Series 1997 B-2,
	LIQ FAC: State Street Bank & Trust Co.
	0.120% 12/01/29 (12/04/13)	5,000,000	5,000,000
	Series 2004,
	SPA: JPMorgan Chase Bank NA

8

		Par ($)	Value ($)
Municipal Bonds(d)(e) — (continued)
TEXAS — (continued)
	0.120% 06/01/20 (12/04/13)	3,750,000	3,750,000
	Series 2006 B,
	LIQ FAC: Landesbank Hessen-Thüringen
	0.160% 12/01/26 (12/04/13)	8,390,000	8,390,000
	Veterans Land:
	Series 2004,
	SPA: State Street Bank & Trust Co.
	0.130% 12/01/24 (12/03/13)	2,045,000	2,045,000
	Series 2011 A,
	SPA: JPMorgan Chase Bank
	0.030% 06/01/41 (12/04/13)	64,910,000	64,910,000
TEXAS TOTAL			94,820,000
WASHINGTON — 0.0%
WA Housing Finance Commission
	Spokane United Methodist Homes,
	Rockwood Programs,
	Series 1999 B,
	LOC: Wells Fargo Bank N.A.
	0.140% 01/01/30 (12/05/13)	2,485,000	2,485,000
WASHINGTON TOTAL			2,485,000
WISCONSIN — 0.3%
WI Health & Educational Facilities Authority
	Wheaton Franciscan Services,
	Series 2007,
	LOC: PNC Bank N.A.
	0.050% 08/15/36 (12/04/13)	24,640,000	24,640,000
WISCONSIN TOTAL			24,640,000

	Total Municipal Bonds (cost of $297,415,000)		297,415,000

Government & Agency Obligations — 1.5%
U.S. Government Agencies — 1.5%
Federal Farm Credit Bank
	0.230% 04/01/15 (01/01/14) (c)(d)	8,065,000	8,065,000
	0.250% 10/20/14 (12/02/13) (c)(d)	42,197,000	42,197,000
	2.625% 04/17/14	13,440,000	13,566,328
Federal Home Loan Bank
	0.300% 12/06/13	10,680,000	10,680,157
Federal National Mortgage Association
	0.148% 06/20/14 (12/20/13) (c)(d)	50,695,000	50,689,353
	0.320% 01/27/14 (12/02/13) (c)(d)	15,000,000	14,999,762
U.S. GOVERNMENT AGENCIES TOTAL			140,197,600

	Total Government & Agency Obligations (cost of $140,197,600)		140,197,600

Corporate Bonds — 1.6%
Bank of Nova Scotia
	2.375% 12/17/13	19,806,000	19,823,969

9

		Par ($)	Value ($)
Corporate Bonds — (continued)
Barclays Bank PLC
	1.284% 01/13/14 (c)	1,460,000	1,461,758
Commonwealth Bank of Australia
	2.125% 03/17/14 (b)	5,475,000	5,504,990
Credit Suisse First Boston
	5.125% 01/15/14	2,560,000	2,574,684
Credit Suisse Securities USA LLC
	2.200% 01/14/14	16,905,000	16,941,069
General Electric Capital Corp.
	2.100% 01/07/14	8,144,000	8,158,783
HSBC Bank PLC
	1.044% 01/17/14 (b)(c)	9,910,000	9,920,775
	2.000% 01/19/14 (b)	21,113,000	21,161,459
Kreditanstalt fuer Wiederaufbau
	0.211% 02/28/14	8,745,000	8,743,416
National Australia Bank Ltd.
	0.966% 04/11/14 (01/13/14) (b)(c)(d)	9,665,000	9,691,667
	2.250% 04/11/14 (b)	1,790,000	1,802,897
New York Life Global Funding
	1.850% 12/13/13 (b)	5,460,000	5,462,757
Nordea Bank AB
	2.125% 01/14/14 (b)	1,345,000	1,348,050
Rabobank Nederland
	1.850% 01/10/14	32,273,000	32,326,858
UBS AG/Stamford CT
	2.250% 01/28/14	5,559,000	5,576,569

	Total Corporate Bonds (cost of $150,499,701)		150,499,701

Repurchase Agreements — 22.4%
	Repurchase agreement with ABN AMRO, Inc., dated 11/04/13, due 12/04/13 at 0.300%, collateralized by common stocks, market value $5,501,286 (repurchase proceeds $5,001,250)	5,000,000	5,000,000
	Repurchase agreement with ABN AMRO, Inc., dated 11/29/13, due 12/02/13 at 0.140%, collateralized by U.S. Treasury obligations and a U.S. Government Agency obligation with various maturities to 02/15/43, market value $36,307,386 (repurchase proceeds $35,595,415)	35,595,000	35,595,000

10

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with ABN AMRO, Inc., dated 11/29/13, due 12/02/13 at 0.240%, collateralized by common stocks, market value $97,896,501 (repurchase proceeds $88,996,780)	88,995,000	88,995,000
	Repurchase agreement with BNP Paribas, dated 10/29/13, due 12/20/13 at 0.450%, collateralized by corporate bonds with various maturities to 11/15/29, market value $21,773,335 (repurchase proceeds $19,797,860)	19,785,000	19,785,000
	Repurchase agreement with BNP Paribas, dated 11/01/13, at 0.150%, collateralized by corporate bonds with various maturities to 10/01/23, market value $75,074,769 (c)(f)(g)	72,435,000	72,435,000
	Repurchase agreement with BNP Paribas, dated 11/01/13, at 0.240%, collateralized by common stocks and preferred stocks, market value $208,233,333 (c)(f)(g)	190,095,000	190,095,000
	Repurchase agreement with BNP Paribas, dated 11/08/13, due 12/20/13 at 0.450%, collateralized by corporate bonds with various maturities to 06/15/36, market value $41,592,739 (repurchase proceeds $37,819,845)	37,800,000	37,800,000
	Repurchase agreement with BNP Paribas, dated 11/25/13, due 12/20/13 at 0.450%, collateralized by corporate bonds with various maturities to 03/15/37, market value $14,301,676 (repurchase proceeds $13,004,063)	13,000,000	13,000,000
	Repurchase agreement with BNP Paribas, dated 11/29/13, due 12/02/13 at 0.210%, collateralized by common stocks and preferred stocks, market value $48,673,411 (repurchase proceeds $44,495,779)	44,495,000	44,495,000
	Repurchase agreement with Credit Suisse First Boston, dated 11/29/13, due 12/02/13 at 0.160%, collateralized by a U.S. Treasury obligation maturing 11/15/15, market value $58,315,885 (repurchase proceeds $57,172,762)	57,172,000	57,172,000
	Repurchase agreement with Credit Suisse First Boston, dated 11/29/13, due 12/02/13 at 0.210%, collateralized by common stocks, market value $37,935,010 (repurchase proceeds $35,595,623)	35,595,000	35,595,000
	Repurchase agreement with Credit Suisse First Boston, dated 11/29/13, due 12/30/13 at 0.340%, collateralized by common stocks, market value $63,372,659 (repurchase proceeds $60,017,567) (g)	60,000,000	60,000,000

11

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with Deutsche Bank Securities, dated 11/29/13, due 12/02/13 at 0.260%, collateralized by common stocks, preferred stocks, and corporate bonds with various maturities to 06/15/38, market value $40,470,194 (repurchase proceeds $35,595,771)	35,595,000	35,595,000
	Repurchase agreement with Deutsche Bank Securities, dated 11/29/13, due 12/06/13 at 0.250%, collateralized by common stocks, market value $38,988,006 (repurchase proceeds $35,598,730)	35,597,000	35,597,000
	Repurchase agreement with HSBC Securities USA, Inc., dated 11/29/13, due 12/02/13 at 0.160%, collateralized by corporate bonds with various maturities to 10/15/23, market value $40,609,007 (repurchase proceeds $38,675,516)	38,675,000	38,675,000
	Repurchase agreement with ING Bank NV, dated 11/29/13, due 12/02/13 at 0.220%, collateralized by common stocks, market value $78,314,511 (repurchase proceeds $71,196,305)	71,195,000	71,195,000
	Repurchase agreement with JPMorgan Securities, dated 09/12/13, due 12/11/13 at 0.500%, collateralized by a corporate bond maturing 10/17/15, market value $12,396,183 (repurchase proceeds $11,269,069)	11,255,000	11,255,000
	Repurchase agreement with JPMorgan Securities, dated 09/12/13, due 12/18/13 at 0.500%, collateralized by a corporate bond maturing 10/15/17, market value $12,396,183 (repurchase proceeds $11,270,163)	11,255,000	11,255,000
	Repurchase agreement with JPMorgan Securities, dated 09/23/13, due 12/23/13 at 0.500%, collateralized by a corporate bond maturing 06/15/14, market value $12,009,500 (repurchase proceeds $10,918,783)	10,905,000	10,905,000
	Repurchase agreement with JPMorgan Securities, dated 10/01/13, due 12/30/13 at 0.500%, collateralized by corporate bonds with various maturities to 01/06/38, market value $23,327,522 (repurchase proceeds $21,211,481)	21,185,000	21,185,000
	Repurchase agreement with JPMorgan Securities, dated 11/05/13, due 02/03/14 at 0.490%, collateralized by corporate bonds with various maturities to 01/06/38, market value $16,779,648 (repurchase proceeds $15,263,675)	15,245,000	15,245,000
	Repurchase agreement with JPMorgan Securities, dated 11/13/13, due 02/18/14 at 0.390%, collateralized by common stocks, market value $11,814,182 (repurchase proceeds $11,206,764)	11,195,000	11,195,000

12

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with JPMorgan Securities, dated 11/20/13, due 02/25/14 at 0.390%, collateralized by common stocks, market value $12,050,750 (repurchase proceeds $11,432,001)	11,420,000	11,420,000
	Repurchase agreement with JPMorgan Securities, dated 11/29/13, due 01/13/14 at 0.443%, collateralized by common stocks, market value $86,899,940 (repurchase proceeds $80,044,310) (g)	80,000,000	80,000,000
	Repurchase agreement with JPMorgan Securities, dated 11/29/13, due 01/13/14 at 0.550%, collateralized by corporate bonds with various maturities to 11/15/40, market value $81,304,290 (repurchase proceeds $73,950,806) (g)	73,900,000	73,900,000
	Repurchase agreement with JPMorgan Securities, dated 11/29/13, due 02/27/14 at 0.600%, collateralized by a coporate bond maturing 01/08/35, market value $27,883,778 (repurchase proceeds $25,383,018) (g)	25,345,000	25,345,000
	Repurchase agreement with Mitsubishi UFJ Securities, dated 11/29/13, due 12/02/13 at 0.120%, collateralized by U.S. Government Agency obligations with various maturities to 09/01/27, market value $173,401,734 (repurchase proceeds $170,001,700)	170,000,000	170,000,000
	Repurchase agreement with Mitsubishi UFJ Securities, dated 11/29/13, due 12/02/13 at 0.150%, collateralized by corporate bonds with various maturities to 08/16/21, market value $84,100,802 (repurchase proceeds $80,096,001)	80,095,000	80,095,000
	Repurchase agreement with Mizuho Securities USA, Inc., dated 11/01/13, at 0.170%, collateralized by corporate bonds with various maturities to 09/20/43, market value $373,430,520 (c)(f)(g)	359,705,000	359,705,000
	Repurchase agreement with Royal Bank of Canada, dated 11/26/13, due 12/03/13 at 0.120%, collateralized by corporate bonds with various maturities to 10/25/23, market value $81,639,133 (repurchase proceeds $77,751,814)	77,750,000	77,750,000
	Repurchase agreement with Royal Bank of Canada, dated 11/27/13, due 12/04/13 at 0.120%, collateralized by corporate bonds with various maturities to 04/27/23, market value $83,948,900 (repurchase proceeds $79,951,866)	79,950,000	79,950,000
	Repurchase agreement with SG Americas Securities LLC, dated 11/29/13, due 12/02/13 at 0.210%, collateralized by corporate bonds with various maturities to 12/05/22, market value $74,756,059 (repurchase proceeds $71,196,246)	71,195,000	71,195,000

13

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with Wells Fargo Bank NA, dated 11/01/13, at 0.160%, collateralized by corporate bonds with various maturities to 11/15/23, market value $107,500,434 (c)(f)(g)	102,380,000	102,380,000
	Repurchase agreement with Wells Fargo Bank NA, dated 11/26/13, due 12/03/13 at 0.290%, collateralized by corporate bonds with various maturities to 10/01/23, market value $47,616,495 (repurchase proceeds $45,352,557)	45,350,000	45,350,000
	Repurchase agreement with Wells Fargo Bank NA, dated 9/12/13, due 12/11/13 at 0.350%, collateralized by corporate bonds with various maturities to 10/25/22, market value $21,016,278 (repurchase proceeds $20,017,500)	20,000,000	20,000,000

	Total Repurchase Agreements (cost of $2,119,159,000)		2,119,159,000

	Total Investments — 100.0% (cost of $9,478,799,777)(h)		9,478,799,777

	Other Assets & Liabilities, Net — 0.0%		243,699

	Net Assets — 100.0%		9,479,043,476

	Notes to Investment Portfolio:

*                 Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust’s Board of Trustees (the “Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

14

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — Prices determined using quoted prices in active markets for identical assets.

•                  Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•                  Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2013, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Commercial Paper	$—	$2,573,155,789	$—	$2,573,155,789
Total Certificates of Deposit	—	2,085,241,364	—	2,085,241,364
Total Asset-Backed Commercial Paper	—	1,464,649,323	—	1,464,649,323
Total Time Deposits	—	648,482,000	—	648,482,000
Total Municipal Bonds	—	297,415,000	—	297,415,000
Total Government & Agency Obligations	—	140,197,600	—	140,197,600
Total Corporate Bonds	—	150,499,701	—	150,499,701
Total Repurchase Agreements	—	2,119,159,000	—	2,119,159,000
Total Investments	$—	$9,478,799,777	$—	$9,478,799,777

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the three months ended November 30, 2013, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)         The rate shown represents the discount rate at the date of purchase.

(b)         Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2013, these securities, which are not illiquid, amounted to $2,884,736,709 or 30.4% of net assets for the Fund.

(c)          The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2013.

(d)         Parenthetical date represents the effective maturity date for the security.

(e)          Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2013.

(f)           Open repurchase agreement with no specific maturity date.

(g)          This security is subject to a demand feature.

(h)         Cost for federal income tax purposes is $9,478,799,777.

Acronym	Name
AMT	Alternative Minimum Tax

15

FHLB	Federal Home Loan Bank
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

16

INVESTMENT PORTFOLIO
November 30, 2013 (Unaudited)	BofA Connecticut Municipal Reserves

		Par ($)	Value ($)*
Municipal Bonds — 94.4%
CONNECTICUT — 64.1%
CT Branford
	Series 2013,
	1.000% 08/14/14	540,000	543,023
CT Clinton
	Series 2013,
	1.250% 02/11/14	1,000,000	1,001,986
CT Development Authority
	Imperial Electric Assembly,
	Series 2001, AMT,
	LOC: Wells Fargo Bank N.A.
	0.220% 05/01/21 (12/05/13) (a)(b)	775,000	775,000
	RK Bradley Associates LP,
	Bradley Airport Hotel,
	Series 2006,
	LOC: TD Bank N.A.:
	0.050% 12/01/28 (12/05/13) (a)(b)	2,000,000	2,000,000
CT Hartford County Metropolitan District
	Series 2013,
	1.750% 03/25/14	1,000,000	1,004,861
CT Health & Educational Facilities Authority
	CIL Community Resources,
	Series 2011 A,
	LOC: HSBC Bank USA N.A.
	0.050% 07/01/41 (12/05/13) (a)(b)	1,925,000	1,925,000
	Eastern Connecticut Health,
	Series 2010 E,
	LOC: TD Bank N.A.
	0.050% 07/01/34 (12/05/13) (a)(b)	4,250,000	4,250,000
	Griffin Hospital,
	Series 2007 C,
	LOC: Wells Fargo Bank N.A.
	0.030% 07/01/37 (12/05/13) (a)(b)	2,300,000	2,300,000
	Hospital for Special Care,
	Series 2010 E,
	LOC: Federal Home Loan Bank of Boston
	0.050% 07/01/37 (12/05/13) (a)(b)	2,090,000	2,090,000
	Lawrence & Memorial Hospital, Inc.,
	Series 2004 E,
	LOC: JPMorgan Chase Bank
	0.070% 07/01/34 (12/04/13) (a)(b)	2,400,000	2,400,000
	St. Francis Hospital & Medical Center,
	Series 2008 F,
	LOC: JPMorgan Chase Bank
	0.070% 07/01/47 (12/05/13) (a)(b)	1,250,000	1,250,000
	The Hotchkiss School,
	Series 2000 A,
	SPA: U.S. Bank N.A.
	0.050% 07/01/30 (12/05/13) (a)(b)	2,800,000	2,800,000
	The Taft School,
	Series 2000 E,
	LOC: Wells Fargo Bank N.A.
	0.110% 07/01/30 (12/04/13) (a)(b)	3,200,000	3,200,000
	Wesleyan University:
	Series 2010 H

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
CONNECTICUT — (continued)
	0.060% 07/01/40 (12/05/13) (b)(c)	1,000,000	1,000,000
	Series 2010,
	LIQ FAC: Citibank N.A.
	0.050% 01/01/18 (12/05/13) (a)(b)(d)	2,500,000	2,500,000
	Yale University:
	Series 2001 V-1,
	0.040% 07/01/36 (12/02/13) (b)(c)	2,445,000	2,445,000
	Series 2005 Y-3,
	0.040% 07/01/35 (12/02/13) (b)(c)	600,000	600,000
CT Housing Finance Authority
	MERLOTS,
	Series 2007 C90, AMT,
	SPA: Wells Fargo Bank N.A.
	0.230% 11/15/15 (01/15/14) (a)(b)(d)	3,260,000	3,260,000
	Series 2009 C2
	SPA: JPMorgan Chase Bank N.A.
	0.060% 11/15/36 (12/02/13) (a)(b)	700,000	700,000
CT Killingly
	Series 2013,
	1.000% 04/30/14	2,000,000	2,005,646
CT Manchester
	Series 2013
	1.500% 07/03/14	1,000,000	1,007,546
CT Monroe
	Series 2008,
	Pre-refunded 02/15/13:
	4.250% 12/15/20	325,000	325,495
	4.375% 12/15/21	215,000	215,338
CT Oxford
	Series 2013,
	0.750% 07/24/14	1,000,000	1,003,467
CT Regional School District No. 18
	Series 2011,
	Insured: State Aid Withholding
	3.000% 02/15/14	250,000	251,341
CT Shelton
	Series 2013 A
	2.000% 08/01/14	471,000	476,189
CT State
	Series 2010 C,
	5.000% 12/01/13	500,000	500,000
CT University of Connecticut
	Series 2010 A
	5.000% 02/15/14	750,000	757,383
CT Vernon
	Series 2012

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
CONNECTICUT — (continued)
	3.000% 08/01/14	780,000	794,036
CONNECTICUT TOTAL			43,381,311
ILLINOIS — 1.0%
IL Chicago
	Gas Plus, Inc.,
	Series 2002, AMT,
	LOC: Northern Trust Co.
	0.540% 11/01/22 (12/05/13) (a)(b)	650,000	650,000
ILLINOIS TOTAL			650,000
NEW JERSEY — 3.1%
NJ Economic Development Authority
	Series 2012, AMT,
	LOC: BNP Paribas
	0.250% 12/17/13	2,100,000	2,100,000
NEW JERSEY TOTAL			2,100,000
PUERTO RICO — 26.2%
PR Deutsche Bank Spears/Lifers Trust
	Series 2007 462,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG
	0.150% 08/01/47 (12/05/13) (a)(b)(d)	4,765,000	4,765,000
	Series 2008 627A,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG
	0.110% 08/01/54 (12/05/13) (a)(b)	1,450,000	1,450,000
PR RBC Municipal Products, Inc. Trust
	Series 2013 E-46,
	LOC: Royal Bank of Canada
	0.150% 09/01/15 (12/05/13) (a)(b)(d)	5,200,000	5,200,000
PR RIB Floater Trust
	Series 2013 -18WE,
	LOC: Barclays Bank PLC
	0.150% 12/01/13 (a)(d)	3,000,000	3,000,000
	Series 2013 8WE,
	LOC: Barclays Bank PLC
	0.110% 09/30/14 (12/05/13) (a)(b)(d)	3,300,000	3,300,000
	PUERTO RICO TOTAL		17,715,000

	Total Municipal Bonds (cost of $63,846,311)		63,846,311

Closed-End Investment Company — 5.5%
OTHER — 5.5%
Nuveen AMT-Free Municipal Income Fund
	Series 2013 2-1309,
	LIQ FAC: Citibank N.A.
	0.130% 12/01/40 (12/05/13) (a)(b)(d)	3,750,000	3,750,000

	OTHER TOTAL		3,750,000

	Total Closed-End Investment Company (cost of $3,750,000)		3,750,000

3

Total Investments — 99.9% (cost of $67,596,311)(e)	67,596,311

Other Assets & Liabilities, Net — 0.1%	75,215

Net Assets — 100.0%	67,671,526

Notes to Investment Portfolio:

*

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust’s Board of Trustees (the “Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — Prices determined using quoted prices in active markets for identical assets.

•                  Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•                  Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

The following table summarizes the inputs used, as of November 30, 2013, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$63,846,311	$—	$63,846,311
Total Closed-End Investment Company	—	3,750,000	—	3,750,000
Total Investments	$—	$67,596,311	$—	$67,596,311

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the three months ended November 30, 2013, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2013.

(b)	Parenthetical date represents the effective maturity date for the security.

(c)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2013.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2013, these securities, which are not illiquid, amounted to $25,775,000 or 38.1% of net assets for the Fund.

(e)	Cost for federal income tax purposes is $67,596,311.

Acronym	Name
AMT	Alternative Minimum Tax
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MERLOTS	Municipal Exempt Receipts - Liquidity Optional Tender Series
SPA	Stand-by Purchase Agreement

5

INVESTMENT PORTFOLIO
November 30, 2013 (Unaudited)	BofA Government Plus Reserves

	Par ($)	Value ($)*
Government & Agency Obligations — 52.0%
U.S. Government Agencies — 52.0%
Federal Farm Credit Bank
0.128% 04/20/15 (12/20/13) (a)(b)	3,765,000	3,764,760
0.139% 08/12/14 (12/12/13) (a)(b)	6,645,000	6,643,842
0.146% 11/26/14 (12/26/13) (a)(b)	250,000	249,950
0.149% 07/14/14 (12/14/13) (a)(b)	7,180,000	7,179,101
0.150% 01/17/14	2,180,000	2,179,951
0.150% 02/05/14	425,000	425,013
0.150% 08/26/14 (02/26/14) (a)(b)	2,495,000	2,494,908
0.154% 09/01/15 (12/01/13) (a)(b)	3,960,000	3,960,730
0.166% 03/26/15 (12/26/13) (a)(b)	2,535,000	2,535,196
0.168% 03/20/15 (12/20/13) (a)(b)	320,000	320,129
0.168% 08/03/15 (12/03/13) (a)(b)	440,000	440,152
0.169% 09/14/15 (12/14/13) (a)(b)	37,000	37,007
0.169% 10/08/15 (12/08/13) (a)(b)	3,450,000	3,450,394
0.169% 10/01/15 (12/01/13) (a)(b)	1,225,000	1,225,253
0.174% 02/27/15 (12/27/13) (a)(b)	510,000	510,161
0.180% 04/30/14	80,000	80,019
0.186% 04/23/15 (12/23/13) (a)(b)	1,488,000	1,488,693
0.187% 06/22/15 (12/22/13) (a)(b)	475,000	475,341
0.192% 09/22/15 (12/22/13) (a)(b)	215,000	215,177
0.193% 03/20/15 (12/20/13) (a)(b)	645,000	645,473
0.195% 09/29/14 (12/29/13) (a)(b)	500,000	500,252
0.196% 06/26/15 (12/26/13) (a)(b)	2,655,000	2,657,366
0.196% 10/26/15 (12/26/13) (a)(b)	200,000	200,117
0.198% 09/18/15 (12/18/13) (a)(b)	2,000,000	2,002,181
0.198% 07/20/15 (12/20/13) (a)(b)	2,420,000	2,422,108
0.199% 02/13/15 (12/13/13) (a)(b)	160,000	160,117
0.208% 08/17/15 (12/17/13) (a)(b)	3,000,000	3,002,883
0.220% 03/04/15 (12/04/13) (a)(b)	2,784,000	2,783,645
0.230% 12/04/13	1,985,000	1,985,009
0.230% 03/04/15 (12/02/13) (a)(b)	780,000	780,743
0.230% 04/01/15 (01/01/14) (a)(b)	415,000	415,000
0.230% 05/05/15 (12/02/13) (a)(b)	240,000	240,208
0.250% 06/11/14 (12/11/13) (a)(b)	105,000	105,053
0.250% 10/20/14 (12/02/13) (a)(b)	2,412,000	2,412,000
0.280% 10/14/14 (12/02/13) (a)(b)	510,000	510,550
0.350% 05/01/15 (02/01/14) (a)(b)	1,585,000	1,588,070
1.125% 02/27/14	679,000	680,638
2.125% 02/10/14	500,000	501,889
2.125% 03/05/14	542,000	544,758

1

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. Government Agencies — (CONTINUED)
2.625% 04/17/14	1,860,000	1,877,475
5.300% 02/18/14	240,000	242,640
5.450% 12/11/13	250,000	250,366
Federal Home Loan Bank
0.060% 03/18/14	7,210,000	7,209,564
0.060% 04/02/14	4,000,000	3,999,651
0.070% 03/18/14	1,990,000	1,989,998
0.070% 03/26/14	3,000,000	2,999,853
0.070% 04/02/14	11,620,000	11,618,251
0.080% 03/10/14	3,000,000	2,999,832
0.090% 02/26/14	5,500,000	5,499,934
0.100% 01/06/14	3,000,000	2,999,903
0.100% 02/28/14	315,000	315,014
0.100% 04/28/14	370,000	369,984
0.110% 03/03/14	6,980,000	6,979,505
0.110% 03/28/14	7,000,000	7,000,213
0.120% 02/20/14	2,500,000	2,499,874
0.120% 03/28/14	160,000	160,010
0.120% 05/21/14	1,745,000	1,744,992
0.120% 05/27/14	3,000,000	2,999,842
0.120% 08/12/14	2,000,000	1,999,484
0.125% 03/20/14	4,745,000	4,745,022
0.125% 03/21/14	9,510,000	9,509,477
0.125% 03/24/14	3,380,000	3,379,916
0.125% 09/03/14	2,000,000	1,999,437
0.130% 03/21/14 (c)	3,015,000	3,013,802
0.130% 04/04/14 (c)	4,020,000	4,018,200
0.130% 04/16/14	2,105,000	2,104,952
0.130% 04/22/14	1,460,000	1,460,110
0.135% 03/26/14 (c)	1,505,000	1,504,351
0.145% 04/04/14 (c)	3,910,000	3,908,047
0.150% 04/09/14 (c)	3,970,000	3,967,866
0.150% 04/11/14 (c)	1,700,000	1,699,072
0.160% 04/11/14	18,000,000	18,002,872
0.170% 02/26/14	490,000	490,032
0.170% 03/21/14	7,930,000	7,930,947
0.170% 04/03/14	3,645,000	3,645,596
0.170% 04/17/14	12,875,000	12,877,071
0.170% 04/25/14	835,000	835,163
0.170% 07/28/14	9,000,000	9,001,111

2

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. Government Agencies — (CONTINUED)
0.180% 01/07/14	8,080,000	8,080,116
0.180% 03/07/14	850,000	850,109
0.180% 03/11/14	1,820,000	1,820,229
0.190% 07/25/14	290,000	290,073
0.230% 06/11/14 (12/02/13) (a)(b)	115,000	115,080
0.250% 02/14/14	2,625,000	2,625,745
0.290% 12/06/13	2,845,000	2,845,045
0.300% 12/04/13	6,385,000	6,385,067
0.300% 12/06/13	2,000,000	2,000,034
0.310% 12/06/13	3,200,000	3,200,084
0.320% 12/11/13	4,620,000	4,620,328
0.330% 01/03/14	280,000	280,038
0.340% 12/18/13	5,000,000	5,000,512
0.350% 02/25/14	475,000	475,263
0.375% 01/29/14	25,010,000	25,021,353
0.500% 12/13/13	480,000	480,063
1.000% 01/30/14	65,000	65,095
1.125% 05/30/14	2,285,000	2,296,374
1.300% 04/29/14	3,000,000	3,014,342
1.375% 05/28/14	2,575,000	2,590,552
1.400% 02/28/14	170,000	170,530
2.375% 03/14/14	6,990,000	7,034,789
2.650% 04/23/14	55,000	55,529
2.750% 03/25/14	400,000	403,343
3.125% 12/13/13	3,750,000	3,753,719
5.500% 08/13/14	1,935,000	2,007,382
Federal Home Loan Mortgage Corp.
0.130% 02/07/14	15,000,000	15,001,309
0.130% 04/07/14 (c)	2,385,000	2,383,906
0.148% 10/16/15 (12/16/13) (a)(b)	2,000,000	2,000,024
0.169% 12/05/14 (12/05/13) (a)(b)	1,000,000	1,000,162
0.300% 03/21/14	3,550,000	3,552,045
0.375% 02/27/14	225,000	225,136
0.375% 04/28/14	5,205,000	5,210,472
0.450% 01/09/14	5,251,000	5,252,795
1.350% 04/29/14	3,290,000	3,306,647
1.375% 02/25/14	45,166,000	45,299,606
2.175% 02/19/14	325,000	326,440
2.500% 01/07/14	6,219,000	6,233,795
2.500% 04/23/14	9,665,000	9,755,460
4.500% 01/15/14	9,563,000	9,614,154
4.500% 04/02/14	5,120,000	5,195,043

3

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. Government Agencies — (CONTINUED)
	5.000% 01/30/14	3,619,000	3,647,740
Federal National Mortgage Association
	0.127% 04/02/14 (c)	24,167,000	24,156,763
	0.134% 02/27/15 (12/27/13) (a)(b)	12,000,000	11,998,512
	0.148% 06/20/14 (12/20/13) (a)(b)	3,170,000	3,169,647
	0.178% 01/20/15 (12/20/13) (a)(b)	1,902,000	1,902,435
	0.360% 06/23/14 (12/23/13) (a)(b)	1,950,000	1,952,232
	0.480% 11/21/14 (12/02/13) (a)(b)	395,000	396,283
	0.750% 12/18/13	6,799,000	6,801,098
	1.000% 05/16/14	1,000,000	1,004,036
	1.250% 12/24/13	765,000	765,562
	1.250% 02/27/14	11,586,000	11,616,874
	1.350% 02/24/14	276,000	276,790
	1.350% 03/21/14	2,000,000	2,007,579
	2.500% 05/15/14	1,380,000	1,394,782
	2.750% 02/05/14	3,070,000	3,084,532
	2.750% 03/13/14	6,344,000	6,390,888
	2.875% 12/11/13	6,679,000	6,683,998
	4.125% 04/15/14	1,385,000	1,405,716
U.S. GOVERNMENT AGENCIES TOTAL			510,156,521

	Total Government & Agency Obligations (cost of $510,156,521)		510,156,521
Repurchase Agreements — 47.9%
	Repurchase agreement with ABN AMRO, Inc., dated 11/26/13, due 12/03/13 at 0.090%, collateralized by U.S. Treasury obligations with various maturities to 02/15/2040 and U.S. Government Agency obligations with various maturities to 03/01/43, market value $51,000,765 (repurchase proceeds $50,000,875)	50,000,000	50,000,000
	Repurchase agreement with ABN AMRO, Inc., dated 11/27/13, due 12/04/13 at 0.090%, collateralized by U.S. Treasury obligations with various maturities to 02/15/43 and a U.S. Government Agency obligation maturing 06/15/39, market value $25,500,319 (repurchase proceeds $25,000,438)	25,000,000	25,000,000
	Repurchase agreement with Bank of Nova Scotia, dated 09/04/13, due 12/04/13 at 0.070%, collateralized by U.S. Government Agency obligations with various maturities to 06/01/43, market value $5,113,976 (repurchase proceeds $5,000,885)	5,000,000	5,000,000

4

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with Credit Agricole, dated 11/29/13, due 12/02/13 at 0.010%, collateralized by a U.S. Treasury obligation maturing 01/15/15, market value $31,298,823 (repurchase proceeds $30,685,026)	30,685,000	30,685,000
	Repurchase agreement with Credit Agricole, dated 11/29/13, due 12/02/13 at 0.020%, collateralized by a U.S. Treasury obligation maturing 01/15/15, market value $51,000,202 (repurchase proceeds $50,000,083)	50,000,000	50,000,000
	Repurchase agreement with Credit Suisse First Boston, dated 11/19/13, due 02/18/14 at 0.13%, collateralized by a U.S. Government Agency obligation maturing 12/01/42, market value $10,203,186 (repurchase proceeds $10,003,286)	10,000,000	10,000,000
	Repurchase agreement with Credit Suisse First Boston, dated 11/29/13, due 12/06/13 at 0.080%, collateralized by a U.S. Treasury obligation maturing 11/30/17, market value $51,002,712 (repurchase proceeds $50,000,778)	50,000,000	50,000,000
	Repurchase agreement with Deutsche Bank Securities, dated 11/26/13, due 12/03/13 at 0.080%, collateralized by U.S. Government Agency obligations with various maturities to 04/01/43, market value $51,000,680 (repurchase proceeds $50,000,778)	50,000,000	50,000,000
	Repurchase agreement with Goldman Sachs, dated 11/29/13, due 12/02/13 at 0.080%, collateralized by U.S. Government Agency obligations with various maturities to 08/01/47, market value $30,600,204 (repurchase proceeds $30,000,200)	30,000,000	30,000,000
	Repurchase agreement with Mitsubishi UFJ Securities, dated 11/26/13, due 12/03/13 at 0.100%, collateralized by a U.S. Treasury obligation maturing 05/15/38 and U.S Government Agency obligations with various maturities to 09/01/42, market value $51,000,947 (repurchase proceeds $50,000,972)	50,000,000	50,000,000
	Repurchase agreement with Mitsubishi UFJ Securities, dated 11/29/13, due 12/02/13 at 0.120%, collateralized by U.S. Government Agency obligations with various maturities to 09/01/27, market value $173,401,734 (repurchase proceeds $170,017,000)	65,000,000	65,000,000
	Repurchase agreement with RBC Capital Markets, dated 11/29/13, due 12/02/13 at 0.090%, collateralized by U.S. Government Agency obligations with various maturities to 09/01/44, market value $51,000,383 (repurchase proceeds $50,000,375)	50,000,000	50,000,000

5

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with Wells Fargo, dated 11/18/13, due 02/12/14 at 0.12%, collateralized by a U.S. Treasury obligation maturing 05/31/18 and U.S. Government Agency obligations with various maturities to 09/01/43, market value $4,080,191 (repurchase proceeds $4,001,147)	4,000,000	4,000,000

	Total Repurchase Agreements (cost of $469,685,000)		469,685,000

	Total Investments — 99.9% (cost of $979,841,521)(d)		979,841,521

	Other Assets & Liabilities, Net — 0.1%		999,544

	Net Assets — 100.0%		980,841,065

Notes to Investment Portfolio:

*                 Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust’s Board of Trustees (the “Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — Prices determined using quoted prices in active markets for identical assets.

•                  Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•                  Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

The following table summarizes the inputs used, as of November 30, 2013, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Government and Agency Obligations	$—	$510,156,521	$—	$510,156,521
Total Repurchase Agreements	—	469,685,000	—	469,685,000
Total Investments	$—	$979,841,521	$—	$979,841,521

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the three months ended November 30, 2013, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a) The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2013.

(b) Parenthetical date represents the effective maturity date for the security.

(c) The rate shown represents the discount rate at the date of purchase.

(d) Cost for federal income tax purposes is $979,841,521.

7

INVESTMENT PORTFOLIO
November 30, 2013 (Unaudited)	BofA Government Reserves

	Par ($)	Value ($)*
Government & Agency Obligations — 93.0%
U.S. Government Agencies — 86.0%

Federal Farm Credit Bank
0.010% 12/02/13 (a)	2,485,000	2,484,999
0.020% 12/03/13 (a)	25,000,000	24,999,972
0.020% 12/04/13 (a)	25,000,000	24,999,958
0.020% 12/05/13 (a)	25,000,000	24,999,944
0.020% 12/16/13 (a)	15,000,000	14,999,875
0.025% 02/10/14 (b)	4,400,000	4,399,333
0.030% 12/12/13 (a)	30,000,000	29,999,725
0.030% 12/23/13 (a)	25,000,000	24,999,542
0.030% 01/03/14 (a)	5,000,000	4,999,863
0.030% 01/08/14 (a)	25,000,000	24,999,208
0.030% 01/10/14 (a)	20,000,000	19,999,333
0.030% 01/17/14 (a)	25,000,000	24,999,021
0.030% 01/21/14 (a)	50,000,000	49,997,875
0.040% 12/05/13 (a)	43,000,000	42,999,809
0.040% 12/27/13 (a)	25,000,000	24,999,278
0.050% 12/19/13 (a)	50,000,000	49,998,750
0.050% 01/16/14 (a)	75,000,000	74,995,208
0.050% 01/24/14 (a)	50,000,000	49,996,250
0.060% 01/10/14 (a)	20,000,000	19,998,667
0.061% 01/17/14 (a)	50,000,000	49,996,083
0.090% 03/05/14 (a)	32,500,000	32,492,363
0.090% 03/17/14 (a)	50,000,000	49,986,750
0.090% 03/28/14 (a)	75,000,000	74,978,063
0.090% 04/04/14 (a)	20,000,000	19,993,800
0.100% 04/15/14 (a)	84,000,000	83,968,500
0.128% 04/20/15 (12/20/13) (b)(c)	38,650,000	38,647,534
0.139% 08/12/14 (12/12/13) (b)(c)	73,645,000	73,632,168
0.149% 07/14/14 (12/14/13) (b)(c)	76,230,000	76,220,455
0.150% 02/05/14	10,850,000	10,850,228
0.150% 02/13/14	12,650,000	12,651,387
0.150% 08/26/14 (02/26/14) (b)(c)	25,490,000	25,489,056
0.154% 09/01/15 (12/01/13) (b)(c)	88,830,000	88,846,412
0.160% 04/23/14	10,600,000	10,601,071
0.166% 03/26/15 (12/26/13) (b)(c)	5,450,000	5,452,178
0.168% 03/20/15 (12/20/13) (b)(c)	3,105,000	3,106,252
0.168% 08/03/15 (12/03/13) (b)(c)	4,290,000	4,291,478
0.169% 09/14/15 (12/14/13) (b)(c)	1,768,000	1,768,363
0.169% 10/08/15 (12/08/13) (b)(c)	600,000	600,006
0.169% 10/01/15 (12/01/13) (b)(c)	1,475,000	1,475,421

1

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. Government Agencies — (CONTINUED)
0.174% 08/27/14 (12/27/13) (b)(c)	1,031,000	1,031,390
0.174% 02/27/15 (12/27/13) (b)(c)	4,260,000	4,261,468
0.179% 04/27/15 (12/27/13) (b)(c)	25,090,000	25,104,382
0.180% 03/04/14	1,600,000	1,600,283
0.180% 04/30/14	645,000	645,153
0.186% 04/23/15 (12/23/13) (b)(c)	15,473,000	15,481,210
0.187% 06/22/15 (12/22/13) (b)(c)	19,130,000	19,141,254
0.190% 12/19/13	10,670,000	10,670,659
0.192% 09/22/15 (12/22/13) (b)(c)	2,225,000	2,226,836
0.193% 03/20/15 (12/20/13) (b)(c)	1,580,000	1,581,025
0.194% 07/27/15 (12/27/13) (b)(c)	4,000,000	4,002,684
0.196% 06/26/15 (12/26/13) (b)(c)	24,290,000	24,311,273
0.196% 10/26/15 (12/26/13) (b)(c)	1,015,000	1,015,892
0.198% 09/18/15 (12/18/13) (b)(c)	23,500,000	23,525,633
0.198% 07/20/15 (12/20/13) (b)(c)	40,355,000	40,386,537
0.199% 02/13/15 (12/13/13) (b)(c)	2,990,000	2,992,107
0.199% 04/06/15 (12/06/13) (b)(c)	5,220,000	5,224,601
0.200% 05/13/14	1,685,000	1,685,480
0.206% 07/24/15 (12/24/13) (b)(c)	10,000,000	10,010,078
0.208% 08/17/15 (12/17/13) (b)(c)	5,500,000	5,505,487
0.216% 10/26/15 (12/26/13) (b)(c)	8,190,000	8,200,311
0.220% 03/04/15 (12/04/13) (b)(c)	32,601,000	32,596,848
0.230% 12/04/13	27,710,000	27,710,129
0.230% 12/30/13 (12/02/13) (b)(c)	18,000,000	18,002,175
0.230% 04/25/14 (12/02/13) (b)(c)	235,000	234,868
0.230% 03/04/15 (12/02/13) (b)(c)	8,950,000	8,958,573
0.230% 04/01/15 (01/01/14) (b)(c)	5,200,000	5,200,000
0.230% 05/05/15 (12/02/13) (b)(c)	2,330,000	2,332,022
0.240% 03/24/15 (12/02/13) (b)(c)	300,000	300,299
0.250% 06/11/14 (12/11/13) (b)(c)	1,050,000	1,050,531
0.250% 10/20/14 (12/02/13) (b)(c)	23,881,000	23,881,000
0.250% 01/26/15 (12/02/13) (b)(c)	10,000,000	10,009,918
0.260% 03/04/14	4,220,000	4,221,164
0.280% 10/14/14 (12/02/13) (b)(c)	3,185,000	3,188,645
0.300% 02/21/14	42,105,000	42,123,119
0.300% 04/23/14	3,040,000	3,042,141
0.310% 03/27/14 (12/02/13) (b)(c)	5,330,000	5,333,039
0.350% 01/23/14	4,135,000	4,136,085
0.350% 05/01/15 (02/01/14) (b)(c)	16,075,000	16,106,134
0.400% 12/09/13	35,000,000	35,002,643

2

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. Government Agencies — (CONTINUED)
1.125% 02/27/14	60,607,000	60,755,694
1.300% 12/23/13	2,247,000	2,248,585
1.375% 02/10/14	1,005,000	1,007,382
1.900% 06/02/14	2,490,000	2,512,004
2.125% 03/05/14	6,660,000	6,693,895
2.625% 04/17/14	14,766,000	14,904,418
3.000% 02/12/14	1,180,000	1,186,689
3.800% 04/08/14	700,000	709,132
4.950% 04/07/14	3,000,000	3,050,196
Federal Home Loan Bank
0.000% 12/02/13 (d)	330,758,000	330,758,000
0.030% 12/04/13 (a)	12,565,000	12,564,969
0.030% 12/06/13 (a)	21,200,000	21,199,912
0.030% 01/10/14 (a)	50,000,000	49,998,333
0.035% 12/04/13 (a)	104,091,000	104,090,696
0.040% 12/06/13 (a)	84,005,000	84,004,533
0.040% 12/19/13 (a)	30,275,000	30,274,395
0.045% 12/04/13 (a)	83,770,000	83,769,686
0.045% 01/03/14 (a)	84,760,000	84,756,504
0.050% 12/04/13 (a)	70,521,000	70,520,706
0.050% 12/11/13 (a)	168,000,000	167,997,667
0.050% 01/07/14 (a)	127,145,000	127,138,466
0.056% 01/03/14 (b)	1,905,000	1,904,958
0.060% 03/18/14	73,550,000	73,545,554
0.060% 04/01/14	70,000,000	69,995,141
0.060% 04/02/14	29,000,000	28,997,473
0.070% 03/18/14	10,775,000	10,774,988
0.070% 03/26/14	6,000,000	5,999,705
0.070% 04/02/14	34,625,000	34,620,726
0.073% 12/26/13 (a)	200,000,000	199,989,931
0.075% 12/26/13 (a)	147,020,000	147,012,343
0.080% 03/10/14	31,000,000	30,998,263
0.085% 12/26/13 (a)	44,550,000	44,547,370
0.090% 02/19/14	34,980,000	34,981,413
0.100% 12/03/13	20,000,000	20,000,003
0.100% 12/06/13	30,280,000	30,279,965
0.100% 12/20/13	101,000,000	101,002,397
0.100% 02/26/14 (a)	72,835,000	72,817,398
0.100% 02/28/14	2,280,000	2,280,099
0.100% 03/03/14 (a)	42,000,000	41,989,267
0.100% 04/28/14	47,000,000	46,997,824
0.110% 03/03/14	111,995,000	111,988,101

3

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. Government Agencies — (CONTINUED)
0.110% 03/28/14	50,000,000	50,001,521
0.120% 02/20/14	114,240,000	114,234,782
0.120% 03/28/14	1,140,000	1,140,071
0.120% 05/21/14	47,385,000	47,384,789
0.120% 05/27/14	35,500,000	35,498,125
0.120% 08/12/14	17,000,000	16,995,615
0.125% 12/20/13	18,680,000	18,679,493
0.125% 01/28/14	21,020,000	21,021,630
0.125% 03/20/14	45,560,000	45,560,192
0.125% 03/21/14	10,000,000	9,999,039
0.125% 03/24/14	63,970,000	63,969,386
0.125% 05/20/14	2,700,000	2,699,924
0.130% 03/21/14	68,670,000	68,642,723
0.130% 04/04/14 (a)	30,475,000	30,461,354
0.130% 04/16/14	21,660,000	21,659,507
0.135% 03/26/14 (a)	11,430,000	11,425,071
0.145% 04/04/14 (a)	29,640,000	29,625,196
0.150% 04/09/14 (a)	30,090,000	30,073,827
0.150% 04/11/14 (a)	12,885,000	12,877,967
0.160% 04/11/14	14,000,000	14,002,234
0.170% 02/26/14	6,115,000	6,115,394
0.170% 03/21/14	79,710,000	79,719,505
0.170% 04/03/14	27,285,000	27,289,461
0.170% 04/17/14	106,925,000	106,942,425
0.170% 04/24/14	42,000,000	42,008,207
0.170% 04/25/14	8,485,000	8,486,658
0.180% 01/07/14	66,785,000	66,785,297
0.180% 03/06/14	4,985,000	4,985,365
0.180% 03/11/14	19,715,000	19,717,431
0.190% 07/25/14	1,905,000	1,905,480
0.230% 06/11/14 (12/02/13) (b)(c)	1,300,000	1,300,903
0.240% 04/22/14	62,820,000	62,849,115
0.250% 02/14/14	1,275,000	1,275,436
0.250% 02/18/14	875,000	875,181
0.280% 02/24/14	3,970,000	3,971,822
0.290% 12/03/13	4,025,000	4,025,024
0.290% 12/06/13	2,525,000	2,525,037
0.300% 12/04/13	13,000,000	13,000,137
0.300% 12/12/13	635,000	635,045
0.300% 02/13/14	840,000	840,333

4

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. Government Agencies — (CONTINUED)
	0.310% 12/05/13	20,945,000	20,945,306
	0.310% 12/06/13	27,260,000	27,260,479
	0.320% 12/11/13	545,000	545,029
	0.330% 01/03/14	31,135,000	31,140,148
	0.340% 12/18/13	78,695,000	78,703,168
	0.350% 05/23/14	1,500,000	1,501,565
	0.375% 01/29/14	96,055,000	96,103,820
	0.500% 12/13/13	23,225,000	23,227,515
	0.875% 12/27/13	1,695,000	1,695,998
	1.000% 01/30/14	645,000	645,947
	1.375% 05/28/14	17,495,000	17,601,292
	2.375% 03/14/14	51,050,000	51,376,032
	2.500% 06/13/14	1,665,000	1,685,930
	2.650% 04/23/14	650,000	656,257
	3.125% 12/13/13	45,610,000	45,655,365
	4.875% 12/13/13	25,630,000	25,669,614
	5.500% 08/13/14	12,705,000	13,180,250
Tennessee Valley Authority
	0.050% 12/05/13 (a)	50,000,000	49,999,722
	0.050% 01/02/14 (a)	44,445,000	44,443,025
	0.053% 12/19/13 (a)	49,422,000	49,420,690
	0.054% 01/02/14 (a)	55,556,000	55,553,333
	0.055% 12/19/13 (a)	100,000,000	99,997,250
U.S. GOVERNMENT AGENCIES TOTAL			5,866,025,472

U.S. Government Obligations — 7.0%
U.S. Treasury Bill
	0.045% 01/30/14 (e)	84,790,000	84,783,641
	0.050% 12/05/13 (e)	103,535,000	103,534,425
	0.065% 12/26/13 (e)	84,455,000	84,451,188
	0.075% 02/13/14 (e)	29,670,000	29,665,426
U.S. Treasury Note
	0.250% 01/31/14	60,094,000	60,113,808
	1.250% 02/15/14	50,000,000	50,119,432
	4.000% 02/15/14	63,585,000	64,098,260
U.S. GOVERNMENT OBLIGATIONS TOTAL			476,766,180

	Total Government & Agency Obligations (cost of $6,342,791,652)		6,342,791,652

5

Total Investments — 93.0% (cost of $6,342,791,652)(f)	6,342,791,652

Other Assets & Liabilities, Net — 7.0%	474,362,362

Net Assets — 100.0%	6,817,154,014

Notes to Investment Portfolio:
*

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust’s Board of Trustees (the “Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements.

These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — Prices determined using quoted prices in active markets for identical assets.

•                  Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•                  Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

The following table summarizes the inputs used, as of November 30, 2013, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Government and Agency Obligations	$—	$6,342,791,652	$—	$6,342,791,652
Total Investments	$—	$6,342,791,652	$—	$6,342,791,652

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the three months ended November 30, 2013, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)	The rate shown represents the discount rate at the date of purchase.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2013.

(c)	Parenthetical date represents the effective maturity date for the security.

(d)	Zero coupon bond.

(e)	The rate shown represents the annualized yield at the date of purchase.

(f)	Cost for federal income tax purposes is $6,342,791,652.

7

INVESTMENT PORTFOLIO

November 30, 2013 (Unaudited)	BofA Massachusetts Municipal Reserves

		Par ($)	Value ($)*
Municipal Bonds — 93.1%
MASSACHUSETTS — 72.9%
MA Barclays Capital Municipal Trust Receipts
	Harvard University,
	Series 2010,
	LIQ FAC: Barclays Bank PLC
	0.060% 12/15/34 (12/05/13) (a)(b)(c)	1,000,000	1,000,000
MA Barnstable
	Series 2007,
	4.000% 02/15/14	500,000	503,819
	Series 2013,
	2.000% 11/15/14	793,000	806,011
MA BB&T Municipal Trust
	Massachusetts State Water Resources,
	Series 2007 B,
	LIQ FAC: Branch Banking & Trust
	0.060% 02/01/29 (12/05/13) (a)(b)	1,700,000	1,700,000
MA Billerica
	Series 2013 A,
	2.000% 05/15/14	1,717,000	1,730,323
MA Canton
	Series 2013,
	3.000% 03/15/14	426,959	430,236
MA Department of Transportation
	Contract Assistance-A7:
	Series 2010,
	SPA: JPMorgan Chase Bank
	0.070% 01/01/29 (12/04/13) (a)(b)	2,000,000	2,000,000
	Series 2010,
	SPA: TD Bank N.A.
	0.050% 01/01/29 (12/04/13) (a)(b)	5,000,000	5,000,000
MA Deutsche Bank Spears/Lifers Trust
	Massachusetts State College Building Authority,
	Series 2008,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG
	0.080% 05/01/39 (12/05/13) (a)(b)	3,545,000	3,545,000
MA Development Finance Agency
	Babson College,
	Series 2008 A,
	LOC: FHLB
	0.040% 10/01/32 (12/05/13) (a)(b)	1,925,000	1,925,000
	Bancroft Schools & Communities,
	Series 2001,
	LOC: TD Bank N.A.
	0.070% 09/01/31 (12/05/13) (a)(b)	4,000,000	4,000,000
	Beth Israel Deaconess Medical,
	Series 2011 B,
	LOC: M&T Bank
	0.070% 06/01/41 (12/05/13) (a)(b)	6,455,000	6,455,000
	Partners Healthcare System:
	Series 2011 K-1,
	SPA: Wells Fargo Bank N.A.
	0.030% 07/01/46 (12/05/13) (a)(b)	2,200,000	2,200,000
	Series 2012,

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
MASSACHUSETTS — (continued)
	LIQ FAC: Citibank N.A.
	0.050% 07/01/19 (12/05/13) (a)(b)(c)	1,500,000	1,500,000
	Tabor Academy,
	Series 2007 A,
	LOC: FHLB,
	0.050% 12/01/36 (12/04/13) (a)(b)	6,915,000	6,915,000
MA Easton
	Series 2013,
	1.000% 08/22/14	1,700,000	1,708,951
MA Framingham
	Series 2012 A,
	2.000% 12/01/13	2,528,000	2,528,000
MA Gloucester
	Series 2006,
	5.000% 07/15/14	920,000	946,405
MA Health & Educational Facilities Authority
	Pooled Loan Program,
	Series 2008 N,
	LOC: TD Bank N.A.
	0.050% 02/01/38 (12/02/13) (a)(b)	700,000	700,000
	Tufts University,
	Series 2008 N-2,
	SPA: Wells Fargo Bank N.A.
	0.040% 08/15/34 (12/02/13) (a)(b)	3,300,000	3,300,000
MA Holliston
	Series 2013,
	1.000% 05/23/14	1,010,000	1,013,192
MA Housing Finance Agency
	ROCS RRII R 11928,
	Series 2011, AMT,
	LIQ FAC: Citibank N.A.
	0.150% 06/01/36 (12/05/13) (a)(b)(c)	3,195,000	3,195,000
MA Industrial Finance Agency
	120 Chestnut Street LP,
	Series 1992,
	LOC: Sumitomo Bank Ltd.
	0.060% 08/01/26 (12/04/13) (a)(b)	2,610,000	2,610,000
	Governor Dummer Academy,
	Series 1996,
	LOC: TD Bank N.A.
	0.050% 07/01/26 (12/05/13) (a)(b)	2,900,000	2,900,000
	Nova Realty Trust,
	Series 1994,
	LOC: TD Bank N.A.
	0.050% 12/01/24 (12/05/13) (a)(b)	2,900,000	2,900,000
MA Lawrence
	Series 2013,
	DPCE: Massachusetts Qualified Bond Program (Chapter 44A):
	1.000% 06/01/14	7,147,450	7,166,228
	1.000% 09/01/14	4,000,000	4,016,727
MA Merrimac
	Series 2013,

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
MASSACHUSETTS — (continued)
	Insured: State Aid Withholding
	2.000% 09/01/14 (d)	461,000	466,647
MA Natick
	Series 2013,
	2.000% 04/15/14	1,111,000	1,118,060
MA Norton
	Series 2012
	1.000% 12/13/13	1,000,000	1,000,236
MA RBC Municipal Products, Inc. Trust
	Series 2012 E-38,
	LOC: Royal Bank of Canada
	0.060% 01/01/16 (12/05/13) (a)(b)(c)	12,000,000	12,000,000
MA Shrewsbury
	Series 2013,
	1.000% 01/24/14	2,325,000	2,327,485
MA Taunton
	Series 2013,
	Insured: State Aid Withholding
	2.000% 09/01/14	604,000	611,452
MA University of Massachusetts Building Authority
	Series 2008 1,
	LOC: Lloyds TSB Bank PLC
	0.070% 05/01/38 (12/04/13) (a)(b)	4,900,000	4,900,000
MA Waltham,
	Series 2013
	2.000% 02/01/14	1,303,000	1,306,674
MA Water Resources Authority
	Series 2008 E,
	SPA: JPMorgan Chase Bank
	0.060% 08/01/37 (12/05/13) (a)(b)	3,500,000	3,500,000
MA Weston
	Series 2013
	1.000% 02/01/14	798,334	799,335
MA Worcester
	Series 2004 A,
	Insured: NATL-RE
	5.250% 08/15/14	1,335,000	1,381,696
MASSACHUSETTS TOTAL			102,106,477
NEW JERSEY — 3.1%
NJ Economic Development Authority
	Series 2012, AMT,
	LOC: BNP Paribas
	0.250% 12/17/13	4,300,000	4,300,000
NEW JERSEY TOTAL			4,300,000
NEW YORK — 0.1%
NY New York City
	Series 2012 A-2,
	LOC: Mizuho Corporate Bank

3

	Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
0.050% 10/01/38 (12/02/13) (a)(b)	100,000	100,000
NEW YORK TOTAL		100,000
PUERTO RICO — 17.0%
PR BB&T Municipal Trust
Series 2034,
LOC: Branch Banking & Trust
0.080% 01/01/28 (12/05/13) (a)(b)	1,900,000	1,900,000
PR Deutsche Bank Spears/Lifers Trust
Series 2008 627A,
GTY AGMT: Deutsche Bank AG,
LIQ FAC: Deutsche Bank AG
0.110% 08/01/54 (12/05/13) (a)(b)	9,700,000	9,700,000
PR RIB Floater Trust
Series 2013 -18WE,
LOC: Barclays Bank PLC
0.150% 12/01/13 (12/05/13) (a)(b)(c)	4,000,000	4,000,000
Series 2013 8WE,
LOC: Barclays Bank PLC
0.110% 09/30/14 (12/05/13) (a)(b)(c)	8,300,000	8,300,000
PUERTO RICO TOTAL		23,900,000

Total Municipal Bonds (cost of $130,406,477)		130,406,477

Closed-End Investment Company — 6.4%
OTHER — 6.4%
Nuveen AMT-Free Municipal Income Fund
Series 2013 2-1309,
LIQ FAC: Citibank N.A.
0.130% 12/01/40 (12/05/13) (a)(b)(c)	9,000,000	9,000,000
OTHER TOTAL		9,000,000

Total Closed-End Investment Company (cost of $9,000,000)		9,000,000

Total Investments — 99.5% (cost of $139,406,477)(e)		139,406,477

Other Assets & Liabilities, Net — 0.5%		723,027

Net Assets — 100.0%		140,129,504

4

Notes to Investment Portfolio:

*      Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust’s Board of Trustees (the “Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — Prices determined using quoted prices in active markets for identical assets.

•      Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•      Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2013, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$130,406,477	$—	$130,406,477
Total Closed-End Investment Company	—	9,000,000	—	9,000,000
Total Investments	$—	$139,406,477	$—	$139,406,477

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the three months ended November 30, 2013, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2013.

(b)	Parenthetical date represents the effective maturity date for the security.

5

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2013, these securities, which are not illiquid, amounted to $38,995,000 or 27.8% of net assets for the Fund.

(d)	Security purchased on a delayed delivery basis.

(e)	Cost for federal income tax purposes is $139,406,477.

Acronym	Name
AMT	Alternative Minimum Tax
DPCE	Direct Pay Credit Enhancement
FHLB	Federal Home Loan Bank
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
NATL-RE	National Public Finance Guarantee Corp.
ROCS	Reset Option Certificates
SPA	Stand-by Purchase Agreement

6

INVESTMENT PORTFOLIO
November 30, 2013 (Unaudited)	BofA Money Market Reserves

		Par ($)	Value ($)*
Certificates of Deposit — 31.7%
Bank of Montreal Chicago
	0.170% 12/20/13	92,200,000	92,200,000
	0.180% 12/27/13	123,090,000	123,090,000
	0.187% 04/22/14 (12/23/13) (a)(b)	156,860,000	156,860,813
Bank of Nova Scotia Houston
	0.174% 03/27/14 (12/27/13) (a)(b)	225,700,000	225,700,000
	0.190% 03/05/14 (12/02/13) (a)(b)	65,650,000	65,650,000
	0.200% 02/21/14 (12/02/13) (a)(b)	99,200,000	99,200,000
	0.200% 02/24/14 (12/02/13) (a)(b)	100,000,000	100,000,000
	0.200% 02/28/14 (12/02/13) (a)(b)	100,000,000	100,000,000
	0.220% 05/19/14	119,000,000	119,000,000
	0.230% 05/21/14	55,000,000	55,000,000
	0.270% 12/03/13	5,880,000	5,880,036
	0.496% 01/03/14 (a)	1,679,000	1,679,414
Bank of Tokyo-Mitsubishi UFJ Ltd./NY
	0.160% 12/16/13	320,000,000	320,000,000
	0.200% 02/07/14	19,000,000	18,999,640
	0.210% 12/09/13	10,000,000	10,000,078
	0.210% 12/23/13	65,000,000	65,000,395
	0.250% 02/21/14	42,000,000	42,002,861
	0.250% 03/26/14	19,000,000	19,001,512
Canadian Imperial Bank of Commerce/NY
	0.280% 02/04/14 (12/02/13) (a)(b)	39,500,000	39,507,091
Chase Bank USA N.A.
	0.250% 04/25/14	170,000,000	170,000,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY
	0.230% 06/02/14	100,000,000	100,000,000
Credit Industriel et Commercial New York
	0.230% 01/22/14	56,000,000	56,000,000
	0.230% 02/07/14	152,000,000	152,000,000
	0.230% 02/10/14	13,000,000	13,000,000
	0.240% 12/11/13	27,000,000	27,000,037
	0.240% 02/04/14	156,600,000	156,600,000
	0.270% 12/02/13	51,000,000	51,000,014
Credit Suisse NY
	0.230% 03/06/14	25,000,000	25,000,000
	0.230% 03/19/14	100,000,000	100,000,000
	0.230% 03/20/14	200,000,000	200,000,000
	0.245% 04/22/14	193,000,000	193,000,000
	0.330% 01/03/14	25,000,000	25,000,000

1

		Par ($)	Value ($)
Certificates of Deposit — (continued)
DNB NOR Bank ASA/NY
	0.240% 03/04/14	29,000,000	28,999,999
JPMorgan Chase Bank NA
	0.250% 04/21/14	113,045,000	113,045,000
	0.320% 06/06/14	10,000,000	10,002,585
Mizuho Corporate Bank Ltd./NY
	0.210% 12/05/13	86,930,000	86,930,000
	0.210% 12/17/13	5,000,000	5,000,089
	0.210% 12/23/13	40,000,000	40,000,000
	0.210% 01/02/14	77,100,000	77,100,000
	0.210% 01/06/14	29,880,000	29,879,821
	0.210% 02/04/14	23,000,000	23,000,000
	0.220% 01/21/14	169,000,000	169,000,000
	0.230% 03/04/14	53,000,000	53,000,565
National Australia Bank New York
	1.436% 01/30/14	3,400,000	3,407,049
Nordea Bank Finland/NY
	0.236% 02/27/14	46,970,000	46,975,349
	0.240% 02/18/14	50,880,000	50,880,000
	0.240% 02/24/14	30,000,000	30,000,000
	0.250% 01/02/14	24,180,000	24,180,000
	0.250% 01/06/14	26,290,000	26,289,999
	0.250% 01/07/14	48,815,000	48,815,000
	0.250% 01/16/14	34,755,000	34,755,000
	0.250% 01/30/14	35,858,000	35,857,999
	0.250% 02/05/14	2,095,000	2,095,000
NZ Australia Bank
	0.250% 03/17/14	60,000,000	60,000,000
Rabobank Nederland NV of NY
	0.405% 01/08/14	1,055,000	1,055,105
Royal Bank of Canada/NY
	0.320% 01/27/14 (12/02/13) (a)(b)	2,000,000	2,000,372
	0.320% 01/30/14 (12/02/13) (a)(b)	1,875,000	1,875,373
Skandinaviska Enskilda Banken AB/NY
	0.218% 01/15/14 (12/15/13) (a)(b)	49,030,000	49,031,167
	0.230% 04/11/14	139,750,000	139,750,000
	0.274% 01/27/14 (12/27/13) (a)(b)	33,195,000	33,197,715
Sumitomo Mitsui Banking Corp./NY
	0.210% 02/03/14	45,000,000	44,999,501
	0.220% 12/06/13	14,000,000	14,000,029
	0.220% 12/20/13	100,100,000	100,100,000

2

		Par ($)	Value ($)
Certificates of Deposit — (continued)
	0.220% 01/16/14	148,000,000	148,000,000
	0.220% 02/14/14	16,000,000	16,000,000
	0.220% 02/21/14	46,000,000	45,999,998
	0.220% 03/28/14	30,600,000	30,600,000
	0.260% 12/04/13	67,280,000	67,280,223
Svenska Handelsbanken/NY
	0.165% 12/23/13	50,000,000	50,000,153
	0.245% 01/02/14	75,000,000	75,000,333
	0.245% 02/18/14	90,550,000	90,550,992
	0.245% 02/26/14	40,000,000	40,000,483
	0.255% 01/17/14	69,900,000	69,900,456
Toronto-Dominion Bank/NY
	0.240% 01/21/14	25,000,000	25,000,000
	0.260% 01/06/14	39,940,000	39,940,000
Wells Fargo Bank NA
	0.188% 05/02/14 (12/04/13) (a)(b)	100,900,000	100,900,000
	0.190% 02/27/14 (12/02/13) (a)(b)	100,000,000	100,000,000
	0.190% 03/03/14 (12/02/13) (a)(b)	46,400,000	46,400,000
Westpac Banking Corp./NY
	0.290% 04/15/14 (12/02/13) (a)(b)	3,495,000	3,496,051

	Total Certificates of Deposit (cost of $5,261,663,297)		5,261,663,297

Asset-Backed Commercial Paper — 20.2%
Albion Capital Corp.
	0.210% 02/18/14 (c)(d)	74,620,000	74,585,613
Chariot Funding LLC
	0.230% 05/05/14 (c)(d)	65,445,000	65,380,191
	0.230% 05/12/14 (c)(d)	21,880,000	21,857,354
	0.230% 05/15/14 (c)(d)	50,000,000	49,947,292
	0.230% 05/27/14 (c)(d)	21,640,000	21,615,529
	0.240% 12/12/13 (c)(d)	22,888,000	22,886,322
	0.240% 12/17/13 (c)(d)	20,600,000	20,597,803
	0.240% 02/19/14 (c)(d)	30,260,000	30,243,861
	0.240% 03/04/14 (c)(d)	27,975,000	27,957,655
	0.240% 03/11/14 (c)(d)	26,960,000	26,942,027
	0.240% 03/18/14 (c)(d)	19,750,000	19,735,912
	0.240% 03/24/14 (c)(d)	22,910,000	22,892,741
	0.240% 03/25/14 (c)(d)	41,532,000	41,500,436
	0.240% 04/01/14 (c)(d)	28,963,000	28,939,636
	0.240% 04/02/14 (c)(d)	45,215,000	45,178,225
Fairway Finance Corp.
	0.175% 03/31/14 (12/31/13) (a)(b)(d)	18,875,000	18,875,000

3

		Par ($)	Value ($)
Asset-Backed Commercial Paper — (continued)
	0.200% 02/18/14 (c)(d)	35,125,000	35,109,584
FCAR Owner Trust
	0.200% 03/03/14 (c)	17,930,000	17,920,836
	0.220% 03/31/14 (c)	13,115,000	13,105,382
	0.240% 04/01/14 (c)	1,310,000	1,308,943
	0.260% 12/16/13 (c)	32,620,000	32,616,466
	0.260% 02/03/14 (c)	5,240,000	5,237,578
	0.260% 02/07/14 (c)	24,245,000	24,233,093
	0.270% 02/03/14 (c)	28,309,000	28,295,412
	0.280% 12/11/13 (c)	12,627,000	12,626,018
Gemini Securitization Corp. LLC
	0.220% 12/02/13 (c)(d)	60,000,000	59,999,633
	0.220% 12/04/13 (c)(d)	21,080,000	21,079,614
	0.220% 12/09/13 (c)(d)	49,715,000	49,712,569
	0.220% 12/10/13 (c)(d)	24,710,000	24,708,641
	0.220% 12/12/13 (c)(d)	61,530,000	61,525,864
Govco LLC
	0.200% 02/27/14 (c)(d)	23,000,000	22,988,756
Jupiter Securitization Co. LLC
	0.230% 05/12/14 (c)(d)	21,880,000	21,857,354
	0.230% 05/22/14 (c)(d)	25,000,000	24,972,528
	0.230% 05/27/14 (c)(d)	24,225,000	24,197,606
	0.240% 12/09/13 (c)(d)	9,775,000	9,774,479
	0.240% 12/12/13 (c)(d)	11,445,000	11,444,161
	0.240% 01/07/14 (c)(d)	19,975,000	19,970,073
	0.240% 01/14/14 (c)(d)	30,720,000	30,710,989
	0.240% 03/10/14 (c)(d)	11,945,000	11,937,116
	0.240% 03/12/14 (c)(d)	24,345,000	24,328,608
	0.240% 03/27/14 (c)(d)	28,000,000	27,978,347
	0.240% 04/01/14 (c)(d)	26,830,000	26,808,357
Kells Funding LLC
	0.240% 12/02/13 (c)(d)	17,110,000	17,109,886
	0.240% 04/22/14 (c)(d)	27,710,000	27,683,768
	0.240% 05/02/14 (c)(d)	57,360,000	57,301,875
	0.240% 08/19/14 (c)(d)	129,630,000	129,404,444
	0.240% 08/22/14 (c)(d)	89,285,000	89,127,858
	0.280% 02/19/14 (c)(d)	75,000,000	74,953,333
Liberty Street Funding LLC
	0.200% 01/08/14 (c)(d)	21,705,000	21,700,418
	0.210% 01/14/14 (c)(d)	22,265,000	22,259,285
LMA Americas LLC

4

		Par ($)	Value ($)
Asset-Backed Commercial Paper — (continued)
	0.140% 12/04/13 (c)(d)	94,180,000	94,178,901
Manhattan Asset Funding Co. LLC
	0.150% 12/03/13 (c)(d)	73,895,000	73,894,384
	0.160% 12/02/13 (c)(d)	10,000,000	9,999,956
	0.160% 12/13/13 (c)(d)	60,000,000	59,996,800
	0.170% 12/02/13 (c)(d)	17,725,000	17,724,916
	0.200% 02/10/14 (c)(d)	60,000,000	59,976,333
	0.200% 02/12/14 (c)(d)	30,000,000	29,987,833
	0.200% 02/20/14 (c)(d)	37,230,000	37,213,246
	0.200% 02/27/14 (c)(d)	22,440,000	22,429,029
	0.200% 02/28/14 (c)(d)	30,000,000	29,985,167
Newport Funding Corp.
	0.230% 12/26/13 (c)(d)	50,000,000	49,992,014
Northern Pines Funding LLC
	0.210% 02/26/14 (c)(d)	20,000,000	19,989,850
Old Line Funding LLC
	0.215% 04/29/14 (12/30/13) (a)(b)(d)	80,000,000	80,000,000
	0.230% 04/25/14 (c)(d)	128,260,000	128,141,181
	0.230% 05/27/14 (c)(d)	51,770,000	51,711,457
	0.240% 12/20/13 (c)(d)	7,500,000	7,499,050
	0.240% 01/21/14 (c)(d)	45,000,000	44,984,700
	0.240% 02/26/14 (c)(d)	25,943,000	25,927,953
	0.240% 03/04/14 (c)(d)	27,335,000	27,318,052
	0.240% 03/07/14 (c)(d)	16,172,000	16,161,650
	0.250% 04/10/14 (c)(d)	33,170,000	33,140,055
	0.250% 04/14/14 (c)(d)	24,835,000	24,811,890
	0.250% 04/22/14 (c)(d)	44,950,000	44,905,674
Regency Markets No. 1 LLC
	0.130% 12/05/13 (c)(d)	120,297,000	120,295,262
	0.130% 12/06/13 (c)(d)	72,253,000	72,251,695
Salisbury Receivables Co. LLC
	0.210% 01/13/14 (c)(d)	23,720,000	23,714,050
	0.210% 01/22/14 (c)(d)	14,180,000	14,175,699
Sheffield Receivables Corp.
	0.220% 02/12/14 (c)(d)	75,000,000	74,966,542
Thunder Bay Funding LLC
	0.230% 04/23/14 (c)(d)	50,375,000	50,328,977
	0.230% 04/25/14 (c)(d)	16,770,000	16,754,464
	0.230% 05/19/14 (c)(d)	16,032,000	16,014,690
	0.230% 05/27/14 (c)(d)	43,875,000	43,825,385
	0.240% 12/20/13 (c)(d)	24,280,000	24,276,925
	0.240% 02/07/14 (c)(d)	33,145,000	33,129,974

5

		Par ($)	Value ($)
Asset-Backed Commercial Paper — (continued)
	0.240% 02/13/14 (c)(d)	33,481,000	33,464,483
	0.240% 03/03/14 (c)(d)	14,000,000	13,991,413
	0.250% 04/14/14 (c)(d)	11,345,000	11,334,443
Versailles Commercial Paper LLC
	0.250% 12/05/13 (c)(d)	11,790,000	11,789,672
Working Capital Management Co.
	0.130% 12/03/13 (c)(d)	81,580,000	81,579,411
	0.130% 12/04/13 (c)(d)	96,270,000	96,268,957

	Total Asset-Backed Commercial Paper (cost of $3,351,256,604)		3,351,256,604

Commercial Paper — 17.0%
ANZ National International Ltd.
	0.186% 02/24/14 (12/24/13) (a)(b)(d)	42,670,000	42,669,201
ASB Finance Ltd.
	0.220% 03/10/14 (c)(d)	40,000,000	39,975,800
	0.235% 12/02/13 (c)(d)	49,610,000	49,609,676
	0.240% 04/01/14 (c)(d)	52,455,000	52,412,686
	0.250% 04/10/14 (c)(d)	52,455,000	52,407,645
Bank of Nova Scotia
	0.225% 05/19/14 (c)	40,000,000	39,957,750
Barclays Bank PLC
	0.210% 02/25/14 (c)(d)	12,024,000	12,017,968
	0.220% 02/11/14 (c)(d)	10,000,000	9,995,600
	0.230% 12/06/13 (c)(d)	52,720,000	52,718,316
	0.230% 12/17/13 (c)(d)	35,000,000	34,996,422
	0.230% 01/06/14 (c)(d)	73,000,000	72,983,210
	0.230% 01/27/14 (c)(d)	45,380,000	45,363,474
BNZ International Funding Ltd.
	0.240% 04/02/14 (c)(d)	8,735,000	8,727,896
	0.240% 04/11/14 (c)(d)	89,000,000	88,922,273
BPCE SA
	0.150% 12/02/13 (c)(d)	61,100,000	61,099,745
Commonwealth Bank of Australia
	0.168% 04/03/14 (12/03/13) (a)(b)(d)	59,135,000	59,133,002
Dexia Credit Local
	0.220% 12/02/13 (c)	4,485,000	4,484,973
	0.250% 12/13/13 (c)	101,000,000	100,991,583
	0.340% 12/02/13 (c)	36,886,000	36,885,652
	0.340% 12/12/13 (c)	100,000,000	99,989,611
	0.340% 12/12/13 (c)	52,609,000	52,603,535
	0.350% 12/02/13 (c)	61,420,000	61,419,403

6

		Par ($)	Value ($)
Commercial Paper — (continued)
	0.400% 02/14/14 (c)	25,000,000	24,979,167
	0.400% 03/05/14 (c)	85,000,000	84,911,223
	0.400% 03/05/14 (c)	30,000,000	29,968,667
	0.410% 02/10/14 (c)	25,000,000	24,979,785
DNB NOR Bank ASA
	0.230% 03/24/14 (c)(d)	44,000,000	43,968,234
	0.230% 04/01/14 (c)(d)	35,000,000	34,972,943
	0.255% 03/13/14 (c)(d)	46,000,000	45,966,765
	0.260% 01/14/14 (c)(d)	92,000,000	91,970,764
	0.260% 03/03/14 (c)(d)	43,770,000	43,740,917
	0.260% 03/10/14 (c)(d)	68,460,000	68,411,051
	0.265% 01/14/14 (c)(d)	22,000,000	21,992,874
Electricite De France SA
	0.200% 12/30/13 (c)(d)	25,000,000	24,995,972
Erste Abwicklungsanstalt
	0.240% 12/02/13 (c)(d)	6,950,000	6,949,954
	0.240% 04/02/14 (c)(d)	2,835,000	2,832,694
HSBC USA, Inc.
	0.160% 12/11/13 (c)	9,725,000	9,724,568
Mizuho Funding LLC
	0.220% 01/14/14 (c)(d)	19,000,000	18,994,891
	0.225% 01/24/14 (c)(d)	9,000,000	8,996,962
Nordea Bank AB
	0.250% 02/14/14 (c)(d)	3,155,000	3,153,357
Rabobank USA Financial Co.
	0.270% 12/27/13 (c)	1,580,000	1,579,692
	0.270% 12/30/13 (c)	12,110,000	12,107,366
Skandinaviska Enskilda Banken AB
	0.235% 02/04/14 (c)(d)	40,000,000	39,983,028
	0.235% 02/18/14 (c)(d)	80,000,000	79,958,744
	0.235% 02/21/14 (c)(d)	32,115,000	32,097,810
	0.235% 04/14/14 (c)(d)	100,000,000	99,912,528
	0.240% 01/24/14 (c)(d)	11,120,000	11,115,997
Sumitomo Mitsui Banking Corp.
	0.220% 01/22/14 (c)(d)	28,000,000	27,991,102
	0.225% 01/21/14 (c)(d)	17,000,000	16,994,581
Svenska Handelsbanken AB
	0.230% 03/10/14 (c)(d)	38,545,000	38,520,620
Swedbank AB
	0.230% 12/04/13 (c)	39,645,000	39,644,240
	0.260% 12/16/13 (c)	50,000,000	49,994,583
Toyota Credit Canada, Inc.

7

		Par ($)	Value ($)
Commercial Paper — (continued)
	0.230% 05/30/14 (c)	47,325,000	47,270,576
Toyota Motor Credit Corp.
	0.230% 12/12/13 (c)	69,657,000	69,652,105
	0.230% 12/17/13 (c)	17,000,000	16,998,262
	0.240% 12/26/13 (c)	50,000,000	49,991,667
	0.240% 12/27/13 (c)	100,000,000	99,982,667
	0.240% 01/03/14 (c)	75,000,000	74,983,500
	0.240% 02/05/14 (c)	25,000,000	24,989,000
	0.240% 02/10/14 (c)	15,000,000	14,992,900
	0.250% 12/19/13 (c)	22,070,000	22,067,241
	0.250% 12/30/13 (c)	48,000,000	47,990,333
	0.250% 03/03/14 (c)	5,000,000	4,996,806
Westpac Securities NZ Ltd.
	0.225% 05/06/14 (c)(d)	62,920,000	62,858,653
	0.230% 03/03/14 (c)(d)	16,264,000	16,254,440
	0.240% 04/02/14 (c)(d)	82,530,000	82,462,876
	0.250% 01/02/14 (c)(d)	61,905,000	61,891,243

	Total Commercial Paper (cost of $2,818,158,769)		2,818,158,769

Time Deposits — 5.0%
Citibank N.A.
	0.090% 12/02/13	400,000,000	400,000,000
Natixis Paris Time Deposit
	0.080% 12/02/13	425,255,000	425,255,000

	Total Time Deposits (cost of $825,255,000)		825,255,000
Municipal Bonds(b)(e) — 2.6%
ARIZONA — 0.2%
AZ Pima County Industrial Development Authority
	Tucson Electric Power Co.,
	Series 1982,
	LOC: Bank of New York
	0.060% 12/01/22 (12/04/13)	30,350,000	30,350,000
ARIZONA TOTAL			30,350,000
CALIFORNIA — 0.1%
CA Sacramento Municipal Utility District
	Series 2012 L
	LOC: U.S. Bank N.A.
	0.040% 08/15/41 (12/05/13)	14,905,000	14,905,000
CALIFORNIA TOTAL			14,905,000
COLORADO — 0.1%
CO Housing & Finance Authority

8

		Par ($)	Value ($)
Municipal Bonds(b)(e) — (continued)
COLORADO — (continued)
	Multi-Family:
	Series 2004 A1,
	SPA: FHLB
	0.100% 10/01/34 (12/04/13)	7,830,000	7,830,000
	Series 2008 C1,
	SPA: FHLB
	0.120% 10/01/38 (12/04/13)	3,505,000	3,505,000
	Series 2005 B-1,
	SPA: FHLB
	0.120% 04/01/40 (12/04/13)	5,005,000	5,005,000
COLORADO TOTAL			16,340,000
INDIANA — 0.2%
IN Finance Authority Health System
	Sisters of St. Francis Health,
	Series 2008 F,
	LOC: Bank of New York
	0.050% 09/01/48 (12/05/13)	27,935,000	27,934,779
INDIANA TOTAL			27,934,779
IOWA — 0.1%
IA Finance Authority
	Series 2004 B, AMT,
	SPA: FHLB
	0.070% 07/01/34 (12/05/13)	4,555,000	4,555,000
	Series 2007 C,
	SPA: FHLB
	0.090% 07/01/37 (12/05/13)	645,000	645,000
	Series 2007 G,
	SPA: FHLB
	0.110% 01/01/38 (12/05/13)	805,000	805,000
	Series 2007,
	SPA: FHLB
	0.110% 01/01/39 (12/05/13)	4,070,000	4,070,000
	Series 2009 G,
	SPA: FHLB
	0.090% 01/01/39 (12/05/13)	4,255,000	4,255,000
IOWA TOTAL			14,330,000
MASSACHUSETTS — 0.4%
MA Massachusetts Bay Transportation Authority
	General Transportation System,
	Series 2000 A1,
	SPA: Barclays Bank PLC
	0.040% 03/01/30 (12/04/13)	67,610,000	67,610,000
MA Simmons College
	Series 2008,
	LOC: TD Bank N.A.
	0.130% 10/01/22 (12/05/13)	4,480,000	4,480,000
MASSACHUSETTS TOTAL			72,090,000
MICHIGAN — 0.2%
MI Kent Hospital Finance Authority
	Spectrum Health,
	Series 2008 C,
	LOC: Bank of New York

9

		Par ($)	Value ($)
Municipal Bonds(b)(e) — (continued)
MICHIGAN — (continued)
	0.060% 01/15/26 (12/04/13)	44,100,000	44,100,000
MICHIGAN TOTAL			44,100,000
MISSISSIPPI — 0.1%
MS Business Finance Corp.
	Chevron U.S.A., Inc.,
	Series 2011 A,
	GTY AGMT: Chevron Corp.
	0.050% 11/01/35 (12/02/13)	17,650,000	17,650,000
MISSISSIPPI TOTAL			17,650,000
MISSOURI — 0.1%
MO St. Louis Industrial Development Authority
	St. Louis Art Museum Foundation,
	Series 2009 B,
	LOC: U.S. Bank N.A.
	0.060% 12/01/40 (12/04/13)	9,930,000	9,930,000
MISSOURI TOTAL			9,930,000
NEW HAMPSHIRE — 0.0%
NH Health & Education Facilities Authority
	Dartmouth College,
	Series 2007 C,
	SPA: JPMorgan Chase Bank
	0.100% 06/01/41 (12/04/13)	4,855,000	4,855,000
NEW HAMPSHIRE TOTAL			4,855,000
NEW YORK — 0.1%
NY New York City
	Series 2011 D-3,
	SPA: Bank of New York
	0.050% 10/01/39 (12/02/13)	19,750,000	19,750,000
NEW YORK TOTAL			19,750,000
OHIO — 0.1%
OH Cleveland Department of Public Utilities Division of Water
	Series 2008 Q
	LOC: Bank of Ny Mellon
	0.060% 01/01/33 (12/05/13)	16,995,000	16,995,000
OHIO TOTAL			16,995,000
PENNSYLVANIA — 0.1%
PA Philadelphia Airport Revenue
	Series 2005 C2, AMT,
	LOC: Royal Bank of Canada
	0.060% 06/15/25 (12/04/13)	13,985,000	13,985,000
PENNSYLVANIA TOTAL			13,985,000
SOUTH CAROLINA — 0.1%
SC Jobs Economic Development Authority
	Anmed Health,
	Series 2009-C,
	LOC: Branch Banking & Trust

10

		Par ($)	Value ($)
Municipal Bonds(b)(e) — (continued)
SOUTH CAROLINA — (continued)
	0.050% 02/01/33 (12/04/13)	14,235,000	14,235,000
SOUTH CAROLINA TOTAL			14,235,000
TEXAS — 0.5%
TX State
	Product Development Project,
	Series 2005 A,
	SPA: National Australia Bank
	0.090% 06/01/45 (12/05/13)	1,475,000	1,475,000
	Small Business,
	Series 2005 B,
	SPA: National Australia Bank
	0.090% 06/01/45 (12/05/13)	1,125,000	1,125,000
	Veterans Housing Assistance,
	Series 2004 I,
	SPA: JPMorgan Chase Bank
	0.120% 12/01/24 (12/04/13)	5,400,000	5,400,000
	Veterans Housing:
	Series 1997 B-2,
	LIQ FAC: State Street Bank & Trust Co.
	0.120% 12/01/29 (12/04/13)	13,000,000	13,000,000
	Series 2004,
	SPA: JPMorgan Chase Bank NA
	0.120% 06/01/20 (12/04/13)	2,600,000	2,600,000
	Series 2006 B,
	LIQ FAC: Landesbank Hessen-Thüringen
	0.160% 12/01/26 (12/04/13)	6,465,000	6,465,000
	Veterans Land:
	Series 2000,
	SPA: JPMorgan Chase Bank:
	0.130% 12/01/20 (12/03/13)	9,125,000	9,125,000
	0.130% 12/01/30 (12/03/13)	11,700,000	11,700,000
	Series 2003,
	SPA: State Street Bank & Trust Co.
	0.120% 12/01/23 (12/03/13)	2,980,000	2,980,000
	Series 2004,
	SPA: State Street Bank & Trust Co.
	0.130% 12/01/24 (12/03/13)	9,500,000	9,500,000
TX University of Texas
	Financing System,
	Series 2008 B,
	LIQ FAC: University of Texas Investment Management Co.
	0.030% 08/01/25 (12/05/13)	20,745,000	20,745,000
TEXAS TOTAL			84,115,000
WISCONSIN — 0.2%
WI Health & Educational Facilities Authority
	Wheaton Franciscan Services:
	Series 2003 B,
	LOC: U.S. Bank N.A.
	0.040% 08/15/33 (12/04/13)	11,650,000	11,650,000
	Series 2007,
	LOC: PNC Bank N.A.
	0.050% 08/15/36 (12/04/13)	18,980,000	18,980,000
WI Housing & Economic Development Authority
	Series 2006 B,

11

		Par ($)	Value ($)
Municipal Bonds(b)(e) — (continued)
WISCONSIN — (continued)
	SPA: Bank of Nova Scotia
	0.100% 09/01/37 (12/05/13)	4,260,000	4,260,000
WISCONSIN TOTAL			34,890,000

	Total Municipal Bonds (cost of $436,454,779)		436,454,779

Corporate Bonds — 1.1%
Australia & New Zealand Banking Group Ltd.
	0.984% 01/10/14 (a)(d)	3,850,000	3,853,329
	2.125% 01/10/14 (d)	1,000,000	1,001,982
Bank of Nova Scotia
	2.375% 12/17/13	17,435,000	17,450,928
Barclays Bank PLC
	1.284% 01/13/14 (a)	5,500,000	5,506,639
Credit Suisse First Boston
	5.125% 01/15/14	6,780,000	6,819,893
Credit Suisse Securities USA LLC
	2.200% 01/14/14	16,665,000	16,700,254
General Electric Capital Corp.
	2.100% 01/07/14	6,400,000	6,412,017
HSBC Bank PLC
	1.044% 01/17/14 (a)(d)	8,719,000	8,728,480
	2.000% 01/19/14 (d)	61,404,000	61,545,071
Kreditanstalt fuer Wiederaufbau
	0.211% 02/28/14	10,525,000	10,523,093
National Australia Bank Ltd.
	0.966% 04/11/14 (01/13/14) (a)(b)(d)	13,145,000	13,181,270
	2.250% 04/11/14 (d)	8,210,000	8,268,983
Rabobank Nederland
	1.850% 01/10/14	15,836,000	15,862,505
Total Capital Canada Ltd.
	1.625% 01/28/14	4,800,000	4,810,575
UBS AG/Stamford CT
	2.250% 01/28/14	7,137,000	7,159,547

	Total Corporate Bonds (cost of $187,824,566)		187,824,566

Government & Agency Obligations — 1.1%
U.S. Government Agencies — 1.1%
Federal Farm Credit Bank
	0.230% 04/01/15 (01/01/14) (a)(b)	10,060,000	10,060,000
	0.250% 10/20/14 (12/02/13) (a)(b)	60,014,000	60,014,000

12

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. Government Agencies — (CONTINUED)
Federal Home Loan Bank
0.300% 12/06/13	15,190,000	15,190,223
Federal National Mortgage Association
0.134% 02/27/15 (12/27/13) (a)(b)	74,000,000	73,977,097
0.178% 01/20/15 (12/20/13) (a)(b)	725,000	725,045
0.320% 01/27/14 (11/29/13) (a)(b)	14,000,000	13,999,778
U.S. GOVERNMENT AGENCIES TOTAL		173,966,143

Total Government & Agency Obligations (cost of $173,966,143)		173,966,143

Repurchase Agreements — 21.3%
Repurchase agreement with ABN AMRO, Inc., dated 11/04/13, due 12/04/13, at 0.300%, collateralized by common stocks, market value $27,506,632 (repurchase proceeds $25,006,250)	25,000,000	25,000,000
Repurchase agreement with ABN AMRO, Inc., dated 11/25/13, due 12/26/13, at 0.300%, collateralized by common stocks, market value $55,003,268 (repurchase proceeds $50,012,917)	50,000,000	50,000,000
Repurchase agreement with ABN AMRO, Inc., dated 11/29/13, due 12/02/13 at 0.240%, collateralized by common stocks, market value $177,109,051 (repurchase proceeds $161,008,220)	161,005,000	161,005,000
Repurchase agreement with ABN AMRO, Inc., dated 11/29/13, due 12/02/13, at 0.140%, collateralized by a Government Agency obligation and corporate bonds with various maturities to 5/20/42, market value $67,103,278 (repurchase proceeds $64,405,751)	64,405,000	64,405,000
Repurchase agreement with BNP Paribas, dated 10/29/13, due 12/20/13 at 0.450%, collateralized by corporate bonds with various maturities to 03/15/37, market value $33,362,219 (repurchase proceeds $30,234,640)	30,215,000	30,215,000
Repurchase agreement with BNP Paribas, dated 11/01/13, at 0.150%, collateralized by corporate bonds with various maturities to 09/01/23, market value $122,012,177 (a)(f)(g)	116,185,000	116,185,000
Repurchase agreement with BNP Paribas, dated 11/01/13, at 0.240%, collateralized by common stocks, preferred stocks and exchange traded funds, market value $335,137,553 (a)(f)(g)	304,905,000	304,905,000

13

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with BNP Paribas, dated 11/08/13, due 12/20/13 at 0.450%, collateralized by corporate bonds with various maturities to 03/15/37, market value $68,868,312 (repurchase proceeds $62,232,655)	62,200,000	62,200,000
	Repurchase agreement with BNP Paribas, dated 11/25/13, due 12/20/13 at 0.450%, collateralized by corporate bonds with various maturities to 05/15/37, market value $85,148,448 (repurchase proceeds $77,024,063)	77,000,000	77,000,000
	Repurchase agreement with BNP Paribas, dated 11/29/13, due 12/02/13 at 0.210%, collateralized by common stocks and preferred stocks, market value $88,514,841 (repurchase proceeds $80,506,409)	80,505,000	80,505,000
	Repurchase agreement with Credit Suisse First Boston, dated 11/29/13, due 012/02/13 at 0.160%, collateralized by U.S. Treasury obligations and corporate bonds with various maturities to 10/02/23, market value $107,797,240 (repurchase proceeds $103,437,379)	103,436,000	103,436,000
	Repurchase agreement with Credit Suisse First Boston, dated 11/29/13, due 12/02/13 at 0.210%, collateralized by common stocks, market value $68,031,694 (repurchase proceeds $64,406,127)	64,405,000	64,405,000
	Repurchase agreement with Credit Suisse First Boston, dated 11/29/13, due 12/30/13 at 0.340%, collateralized by common stocks, market value $31,724,128 (repurchase proceeds $30,008,783) (g)	30,000,000	30,000,000
	Repurchase agreement with Deutsche Bank Securities, dated 11/29/13, due 12/02/13 at 0.260%, collateralized by common stocks and preferred stocks, market value $71,425,435 (repurchase proceeds $64,406,395)	64,405,000	64,405,000
	Repurchase agreement with Deutsche Bank Securities, dated 11/29/13, due 12/06/13 at 0.250%, collateralized by common stocks, market value $70,538,097 (repurchase proceeds $64,406,131)	64,403,000	64,403,000
	Repurchase agreement with HSBC Securities USA, Inc., dated 11/29/13, due 12/02/13 at 0.160%, collateralized by corporate bonds with various maturities to 10/22/23, market value $73,469,443 (repurchase proceeds $69,970,933)	69,970,000	69,970,000

14

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with ING Bank NV, dated 11/29/13, due 12/02/13 at 0.220%, collateralized by common stocks, market value $141,685,514 (repurchase proceeds $128,807,361)	128,805,000	128,805,000
	Repurchase agreement with JPMorgan Securities dated 09/12/13, due 12/18/13 at 0.500%, collateralized by a corporate bond maturing 01/06/14, market value $15,138,481 (repurchase proceeds $13,763,518)	13,745,000	13,745,000
	Repurchase agreement with JPMorgan Securities, dated 09/12/13, due 12/11/13 at 0.500%, collateralized by a corporate bond maturing 01/06/14, market value $15,138,481 (repurchase proceeds $13,762,181)	13,745,000	13,745,000
	Repurchase agreement with JPMorgan Securities, dated 09/23/13, due 12/23/13 at 0.500%, collateralized by a corporate bond maturing 01/08/35, market value $15,521,722 (repurchase proceeds $14,112,815)	14,095,000	14,095,000
	Repurchase agreement with JPMorgan Securities, dated 10/01/13, due 12/30/13 at 0.500%, collateralized by corporate bonds with various maturities to 01/11/31, market value $31,727,301 (repurchase proceeds $28,851,019)	28,815,000	28,815,000
	Repurchase agreement with JPMorgan Securities, dated 11/05/13, due 02/03/14 at 0.490%, collateralized by corporate bonds with various maturities to 12/15/35, market value $28,343,206 (repurchase proceeds $25,786,550)	25,755,000	25,755,000
	Repurchase agreement with JPMorgan Securities, dated 11/13/13, due 02/18/14 at 0.390%, collateralized by exchange traded funds, market value $20,691,393 (repurchase proceeds $18,824,760)	18,805,000	18,805,000
	Repurchase agreement with JPMorgan Securities, dated 11/20/13, due 02/25/14 at 0.390%, collateralized by common stocks, market value $19,605,855 (repurchase proceeds $18,599,524)	18,580,000	18,580,000
	Repurchase agreement with JPMorgan Securities, dated 11/25/13, due 02/28/14 at 0.390%, collateralized by common stocks, market value $26,361,379 (repurchase proceeds $25,025,729)	25,000,000	25,000,000
	Repurchase agreement with JPMorgan Securities, dated 11/29/13, due 01/13/14 at 0.443%, collateralized by common stocks, market value $94,608,193 (repurchase proceeds $90,049,838) (g)	90,000,000	90,000,000

15

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with JPMorgan Securities, dated 11/29/13, due 01/13/14 at 0.550%, collateralized by corporate bonds with various maturities to 01/11/31, market value $111,224,879 (repurchase proceeds $101,169,506) (g)	101,100,000	101,100,000
	Repurchase agreement with JPMorgan Securities, dated 11/29/13, due 02/27/14 at 0.450%, collateralized by common stocks, market value $26,269,222 (repurchase proceeds $25,028,125) (g)	25,000,000	25,000,000
	Repurchase agreement with JPMorgan Securities, dated 11/29/13, due 02/27/14 at 0.600%, collateralized by corporate bonds with various maturities to 11/15/35, market value $32,624,555 (repurchase proceeds $29,699,483) (g)	29,655,000	29,655,000
	Repurchase agreement with Mitsubishi UFJ Securities, dated 11/29/13, due 12/02/13 at 0.120%, collateralized by U.S. Treasury obligations and U.S. Government Agency obligations with various maturities to 12/01/43, market value $754,807,605 (repurchase proceeds $740,007,400)	740,000,000	740,000,000
	Repurchase agreement with Mitsubishi UFJ Securities, dated 11/29/13, due 12/02/13 at 0.150%, collateralized by corporate bonds with various maturities to 11/15/23, market value $152,152,153 (repurchase proceeds $144,906,811)	144,905,000	144,905,000
	Repurchase agreement with Royal Bank of Canada, dated 11/26/13, due 12/3/13 at 0.120%, collateralized by corporate bonds with various maturities to 05/22/23, market value $150,510,010 (repurchase proceeds $143,343,345)	143,340,000	143,340,000
	Repurchase agreement with Royal Bank of Canada, dated 11/27/13, due 12/04/13 at 0.120%, collateralized by corporate bonds with various maturities to 10/15/23, market value $158,951,649 (repurchase proceeds $151,383,532)	151,380,000	151,380,000
	Repurchase Agreement with SG Americas Securities LLC, dated 11/29/13, due 12/02/13 at 0.210%, collateralized by corporate bonds with various maturities to 12/05/22, market value $135,247,617 (repurchase proceeds $128,807,254)	128,805,000	128,805,000
	Repurchase agreement with Wells Fargo Bank NA, dated 09/11/13, due 12/10/13 at 0.350%, collateralized by corporate bonds with various maturities to 09/15/23, market value $26,270,927 (repurchase proceeds $25,021,875)	25,000,000	25,000,000

16

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with Wells Fargo Bank NA, dated 09/12/13, due 12/11/13 at 0.350%, collateralized by corporate bonds with various maturities to 09/01/23, market value $21,016,537 (repurchase proceeds $20,017,500)	20,000,000	20,000,000
	Repurchase agreement with Wells Fargo Bank NA, dated 09/12/13, due 12/18/13 at 0.350%, collateralized by corporate bonds with various maturities to 11/15/23, market value $36,778,942 (repurchase proceeds $35,033,007)	35,000,000	35,000,000
	Repurchase agreement with Wells Fargo Bank NA, dated 11/01/13, at 0.160%, collateralized by corporate bonds with various maturities to 11/15/23, market value $172,413,260 (a)(f)(g)	164,220,000	164,220,000
	Repurchase agreement with Wells Fargo Bank NA, dated 11/26/13, due 12/03/13 at 0.290%, collateralized by corporate bonds with various maturities to 11/15/23, market value $87,805,245 (repurchase proceeds $83,624,715)	83,620,000	83,620,000

	Total Repurchase Agreements (cost of $3,537,409,000)		3,537,409,000

	Total Investments — 100.0% (cost of $16,591,988,158)(h)		16,591,988,158

	Other Assets & Liabilities, Net — 0.0%		1,014,077

	Net Assets — 100.0%		16,593,002,235

17

Notes to Investment Portfolio:
*

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust’s Board of Trustees (the “Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

• Level 1 — Prices determined using quoted prices in active markets for identical assets.
• Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•                  Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2013, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Certificates of Deposit	$—	$5,261,663,297	$—	$5,261,663,297
Total Asset-Backed Commercial Paper	—	3,351,256,604	—	3,351,256,604
Total Commercial Paper	—	2,818,158,769	—	2,818,158,769
Total Time Deposits	—	825,255,000	—	825,255,000
Total Municipal Bonds	—	436,454,779	—	436,454,779
Total Corporate Bonds	—	187,824,566	—	187,824,566
Total Government & Agency Obligations	—	173,966,143	—	173,966,143
Total Repurchase Agreements	—	3,537,409,000	—	3,537,409,000
Total Investments	$—	$16,591,988,158	$—	$16,591,988,158

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the three months ended November 30, 2013, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2013.

(b)	Parenthetical date represents the effective maturity date for the security.

18

(c)	The rate shown represents the discount rate at the date of purchase.

(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2013, these securities, which are not illiquid, amounted to $4,982,513,905 or 30.0% of net assets for the Fund.

(e)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2013.

(f)	Open repurchase agreement with no specific maturity date.

(g)	This security is subject to a demand feature.

(h)	Cost for federal income tax purposes is $16,591,988,158.

Acronym	Name
AMT	Alternative Minimum Tax
FHLB	Federal Home Loan Bank
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

19

INVESTMENT PORTFOLIO
November 30, 2013 (Unaudited)	BofA Municipal Reserves

		Par ($)	Value ($)*
Municipal Bonds — 71.9%
ARIZONA — 0.4%
AZ Maricopa County Industrial Development Authority
	Sonora Vista II Apartments,
	Series 2003 A, AMT,
	LOC: Wells Fargo Bank N.A.
	0.200% 12/01/39 (12/05/13) (a)(b)	830,000	830,000
AZ Phoenix Industrial Development Authority
	Phoenix Broadway Associates,
	Sunrise Vista Apartments,
	Series 2003 A, AMT,
	LOC: Wells Fargo Bank N.A.
	0.200% 06/01/31 (12/05/13) (a)(b)	4,320,000	4,320,000
ARIZONA TOTAL			5,150,000
ARKANSAS — 0.1%
AR Development Finance Authority
	MERLOTS,
	Series 2007 C106, AMT,
	DPCE: GNMA/FNMA,
	SPA: Wells Fargo Bank N.A.
	0.360% 01/01/35 (12/04/13) (a)(b)(c)	750,000	750,000
ARKANSAS TOTAL			750,000
CALIFORNIA — 2.7%
CA Statewide Communities Development Authority
	0.230% 01/08/14	12,500,000	12,500,000
	Kaiser Permanente,
	Series 2009 B-4,
	0.210% 05/02/14	7,200,000	7,200,000
CA State
	Revenue Anticipation Notes,
	Series 2013 A2
	2.000% 06/23/14	13,710,000	13,845,349
CALIFORNIA TOTAL			33,545,349
COLORADO — 0.1%
CO Boulder County
	Boulder Medical Center PC,
	Series 1998, AMT,
	LOC: Wells Fargo Bank N.A.
	0.200% 01/01/17 (12/05/13) (a)(b)	1,060,000	1,060,000
COLORADO TOTAL			1,060,000
CONNECTICUT — 0.5%
CT Enfield
	Series 2013
	1.000% 08/12/14	3,300,000	3,317,639
CT Manchester
	Series 2013

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
CONNECTICUT — (continued)
	1.500% 07/03/14	3,081,000	3,104,249
CONNECTICUT TOTAL			6,421,888
FLORIDA — 0.6%
FL Hillsborough County Industrial Development Authority
	Seaboard Tampa Terminals,
	Series 1986, AMT,
	LOC: Northern Trust Co.
	0.340% 12/01/16 (12/04/13) (a)(b)	4,250,000	4,250,000
FL Sunshine Governmental Financing Commission
	Series H,
	SPA: JPMorgan Chase Bank
	0.150% 03/14/14	3,670,000	3,670,000
FLORIDA TOTAL			7,920,000
GEORGIA — 1.2%
GA Atlanta Urban Residential Finance Authority
	Series 1992 A, AMT,
	LOC: Wells Fargo Bank N.A.
	0.200% 12/01/14 (12/05/13) (a)(b)	855,000	855,000
GA Gordon County Development Authority
	Nance Carpet & Rug, Inc.,
	Series 2006, AMT,
	LOC: Branch Banking & Trust
	0.230% 10/01/21 (12/05/13) (a)(b)	1,580,000	1,580,000
GA Municipal Electric Authority
	Series 2008 B,
	LOC: Bank of Tokyo-Mitsubishi
	0.050% 01/01/48 (12/04/13) (a)(b)	7,600,000	7,600,000
GA Savannah Economic Development Authority
	Consolidated Utilities, Inc.,
	Series 2007, AMT,
	LOC: Branch Banking & Trust
	0.130% 11/01/27 (12/05/13) (a)(b)	4,000,000	4,000,000
GA Wayne County Industrial Development Authority
	Absorption Corp.,
	Series 2004, AMT,
	LOC: Branch Banking & Trust
	0.130% 09/01/19 (12/05/13) (a)(b)	1,400,000	1,400,000
GEORGIA TOTAL			15,435,000
IDAHO — 0.8%
ID Eagle Industrial Development Corp.
	Rose Cottage LLC,
	Series 2001, AMT,
	LOC: Wells Fargo Bank N.A.
	0.250% 09/01/21 (12/05/13) (a)(b)	2,360,000	2,360,000
ID Housing & Finance Association
	Balmoral II LP,

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
IDAHO — (continued)
	Series 2001, AMT,
	LOC: U.S. Bank N.A.
	0.110% 04/01/33 (12/02/13) (a)(b)	4,050,000	4,050,000
	Balmoral LP,
	Series 2000, AMT,
	LOC: U.S. Bank N.A.
	0.110% 05/01/32 (12/02/13) (a)(b)	3,615,000	3,615,000
IDAHO TOTAL			10,025,000
ILLINOIS — 6.1%
IL Chicago
	Groot Industries, Inc.,
	Series 1995, AMT,
	LOC: JPMorgan Chase Bank
	0.310% 12/01/15 (12/05/13) (a)(b)	400,000	400,000
	MERLOTS:
	Series 2007 C46, AMT,
	SPA: Wells Fargo Bank N.A.
	0.360% 12/01/38 (12/04/13) (a)(b)(c)	385,000	385,000
	Series 2008 C38, AMT,
	SPA: Wells Fargo Bank N.A.
	0.360% 06/01/43 (12/04/13) (a)(b)(c)	1,205,000	1,205,000
	North Larabee LP,
	Series 2001 A, AMT,
	LOC: BMO Harris Bank N.A.
	0.160% 04/01/36 (12/05/13) (a)(b)	4,000,000	4,000,000
	Renaissance St. Luke LP,
	Series 2004 A, AMT,
	LOC: BMO Harris Bank N.A.
	0.160% 01/01/39 (12/05/13) (a)(b)	3,395,000	3,395,000
IL Finance Authority
	Campanya-Turano Bakery,
	Series 2000, AMT,
	LOC: JPMorgan Chase Bank
	0.510% 08/01/25 (12/05/13) (a)(b)	920,000	920,000
	Clingan Steel, Inc.,
	Series 2003 A, AMT,
	LOC: JPMorgan Chase Bank
	0.510% 12/01/23 (12/05/13) (a)(b)	115,000	115,000
	Concordia Place Apartrments LP,
	Series 2013 A, AMT,
	LOC: BMO Harris Bank N.A.
	0.180% 01/01/34 (12/05/13) (a)(b)	11,625,000	11,625,000
	Decatur Mental Health Center,
	Series 1997, AMT,
	LOC: PNC Bank N.A.
	0.190% 05/01/18 (12/05/13) (a)(b)	995,000	995,000
	Engineered Polymer,
	Valspar Corp.,
	Series 1995, AMT,
	LOC: Lloyds Bank:
	0.200% 08/01/15 (12/05/13) (a)(b)	8,000,000	8,000,000
	Groot Industries, Inc.,
	Series 2003, AMT,
	LOC: JPMorgan Chase Bank
	0.310% 12/01/23 (12/05/13) (a)(b)	3,135,000	3,135,000
	Knead Dough Baking,
	Series 2000, AMT,
	LOC: JPMorgan Chase Bank
	0.510% 09/01/25 (12/05/13) (a)(b)	180,000	180,000

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — (continued)
	Lake Towers Associates II LP,
	Cinnamon Lake Towers,
	Series 1997, AMT,
	DPCE: FHLMC:
	SPA: FHLMC
	0.180% 10/01/23 (12/05/13) (a)(b)	8,565,000	8,565,000
	Merug LLC,
	Series 2004 A, AMT,
	LOC: JPMorgan Chase Bank
	0.310% 12/01/18 (12/05/13) (a)(b)	1,390,000	1,390,000
	University of Chicago,
	Series 2001 B3,
	0.230% 07/01/36 (03/13/14) (b)(d)	2,800,000	2,800,000
IL Housing Development Authority
	Pontiac Tower Associates III,
	Series 2005, AMT,
	LOC: BMO Harris Bank N.A.
	0.180% 09/01/35 (12/05/13) (a)(b)	3,360,000	3,360,000
	Sterling Towers Associates II,
	Series 2001, AMT,
	LOC: BMO Harris Bank N.A.
	0.180% 10/01/35 (12/05/13) (a)(b)	3,280,000	3,280,000
IL Toll Highway Authority
	Series 2008 A-1A,
	SPA: JPMorgan Chase Bank
	0.110% 01/01/31 (12/05/13) (a)(b)	18,800,000	18,800,000
	Series 2008 A-1B,
	SPA: PNC Bank N.A.
	0.110% 01/01/31 (12/05/13) (a)(b)	4,000,000	4,000,000
ILLINOIS TOTAL			76,550,000
INDIANA — 3.9%
IN Allen County
	Debeere LLC,
	Series 2002, AMT,
	LOC: JPMorgan Chase Bank
	0.510% 08/01/17 (12/05/13) (a)(b)	1,200,000	1,200,000
IN Finance Authority
	Community Health Network Oblg Group,
	Series 2009 A
	LOC: Wells Fargo Bank N.A.
	0.050% 07/01/39 (12/05/13) (a)(b)	14,755,000	14,755,000
IN Health Facility Financing Authority
	Ascension Health Credit Group,
	Series 2005 A6
	5.000% 10/01/27 (06/01/14) (b)(d)	1,500,000	1,534,829
	Community Hospital,
	Series 2000 A,
	LOC: Wells Fargo Bank N.A.
	0.050% 07/01/28 (12/05/13) (a)(b)	10,500,000	10,500,000
IN Wayne Township School Building Corp./Marion County
	Series 2003 B,
	Pre-refunded 01/15/14:
	5.250% 07/15/19	2,665,000	2,681,601

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDIANA — (continued)
	5.250% 07/15/20	2,805,000	2,822,473
	5.250% 07/15/21	1,150,000	1,157,163
	5.250% 07/15/22	5,000,000	5,031,146
	5.250% 07/15/23	8,895,000	8,950,408
INDIANA TOTAL			48,632,620
IOWA — 0.2%
IA Clinton
	Sethness Products Company.,
	Series 2004, AMT,
	LOC: Northern Trust Company
	0.340% 12/01/22 (12/04/13) (a)(b)	2,500,000	2,500,000
IOWA TOTAL			2,500,000
KANSAS — 0.9%
KS Osage City
	Norseman Plastics Inc,
	Series 2004 AMT,
	LOC: U.S. Bank N.A.
	0.080% 12/01/14 (12/05/13) (a)(b)	3,200,000	3,200,000
KS Wyandotte County-Kansas City Unified Government
	Series 2013 I,
	0.240% 03/01/14	4,470,000	4,470,000
	Series 2013 III,
	0.220% 03/01/14	3,965,000	3,965,000
KANSAS TOTAL			11,635,000
KENTUCKY — 1.2%
KY Campbellsville-Taylor County Economic Development Authority
	Airguard Industries, Inc.,
	Series 2001, AMT,
	LOC: JPMorgan Chase Bank
	0.350% 05/01/31 (12/04/13) (a)(b)	7,410,000	7,410,000
KY Clipper Tax-Exempt Certificate Trust
	Kentucky Housing Corp.,
	Certification of Participation,
	Series 2005, AMT,
	LIQ FAC: State Street Bank & Trust Co.
	0.170% 07/01/35 (12/05/13) (a)(b)	1,270,000	1,270,000
KY Hopkinsville
	Comefri USA, Inc.,
	Series 2006, AMT,
	LOC: Branch Banking & Trust
	0.230% 06/01/26 (12/05/13) (a)(b)	2,470,000	2,470,000
KY Pendleton County
	Associate County Leasing,
	Series 1989,
	LOC: JPMorgan Chase Bank
	0.250% 03/01/19 (a)(b)	4,500,000	4,500,000
KENTUCKY TOTAL			15,650,000
LOUISIANA — 0.7%
LA Public Facilities Authority

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
LOUISIANA — (continued)
	Baton Rouge General Medical:
	Series 2004,
	Pre-refunded 07/01/14,
	5.250% 07/01/33	7,000,000	7,190,760
	Series 2004
	Pre-refunded 07/01/14,
	5.250% 07/01/24	1,360,000	1,397,691
LOUISIANA TOTAL			8,588,451
MASSACHUSETTS — 0.6%
MA Lawrence
	Series 2013,
	DPCE: Massachusetts Qualified Bond Program (Chapter 44A)
	1.000% 09/01/14	2,000,000	2,008,363
MA Norton
	Series 2012
	1.000% 12/13/13	5,000,000	5,001,179
MASSACHUSETTS TOTAL			7,009,542
MICHIGAN — 14.3%
MI Bank of New York Municipal Certificates Trust
	Detroit Sewer Disposal,
	Series 2006,
	LOC: Bank of New York
	0.280% 07/01/26 (01/01/14) (a)(b)(c)	80,981,000	80,981,000
MI L’Anse Creuse Public Schools
	School Building & Site-RMKT,
	Series 2008,
	SPA: JPMorgan Chase Bank
	0.090% 05/01/35 (12/02/13) (a)(b)	10,400,000	10,400,000
MI RBC Municipal Products, Inc., Trust
	Michigan Higher Ed Student Loan Authority,
	Series 2008 L30, AMT,
	LOC: Royal Bank of Canada
	0.090% 09/01/32 (12/05/13) (a)(b)	76,090,000	76,090,000
MI Sterling Heights Economic Development Corp.
	Kunath Enterprises LLC,
	Series 2000, AMT,
	LOC: JPMorgan Chase Bank
	0.510% 02/01/16 (12/04/13) (a)(b)	400,000	400,000
MI Strategic Fund
	Coastal Container Corp.,
	Series 2007, AMT,
	LOC: PNC Bank N.A.
	0.250% 12/01/27 (12/05/13) (a)(b)	4,650,000	4,650,000
	Continental Carbonic Products, Inc.,
	Series 2007, AMT,
	LOC: JPMorgan Chase Bank
	0.160% 03/01/32 (12/05/13) (a)(b)	5,960,000	5,960,000
	Lapeer Technologies LLC,
	Series 2000, AMT,
	LOC: JPMorgan Chase Bank

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
MICHIGAN — (continued)
	0.460% 02/01/20 (12/04/13) (a)(b)	600,000	600,000
MICHIGAN TOTAL			179,081,000
MINNESOTA — 0.5%
MN Eden Prairie
	SWB LLC,
	Series 2000 A, AMT,
	LOC: U.S. Bank N.A.
	0.190% 11/01/20 (12/05/13) (a)(b)	1,305,000	1,305,000
MN Jenkins
	Pequot Tool & Manufacturing, Inc.,
	Series 2007, AMT,
	LOC: Wells Fargo Bank N.A.
	0.250% 06/01/27 (12/05/13) (a)(b)	980,000	980,000
MN Minneapolis Special School District No. 1
	Minnesota School District Credit Enhancement Program,
	Series 2011 E,
	3.000% 02/01/14	4,000,000	4,018,587
MINNESOTA TOTAL			6,303,587
MISSISSIPPI — 0.2%
MS Home Corp.
	MERLOTS,
	Series 2007, AMT,
	GTY AGMT: GNMA, FNMA, FHLMC,
	SPA: Wells Fargo Bank N.A.
	0.260% 06/01/38 (12/04/13) (a)(b)	2,110,000	2,110,000
MISSISSIPPI TOTAL			2,110,000
MISSOURI — 2.0%
MO Development Finance Board
	The Nelson Gallery Foundation:
	Series 2004 A,
	SPA: Northern Trust Company
	0.050% 12/01/33 (12/02/13) (a)(b)	11,700,000	11,700,000
	Series 2008 A,
	SPA: Northern Trust Company
	0.050% 12/01/37 (12/02/13) (a)(b)	13,300,000	13,300,000
MISSOURI TOTAL			25,000,000
MONTANA — 0.8%
MT Board of Investments
	Series 2004,
	0.220% 03/01/29 (03/01/14) (b)(d)	5,600,000	5,600,000
	Series 2013,
	0.220% 03/01/38 (03/01/14) (b)(d)	3,820,000	3,820,000
MONTANA TOTAL			9,420,000
NEBRASKA — 0.3%
NE Lancaster County
	MLLC LLC,
	Garner Industries, Inc.,
	Series 2000 A, AMT,
	LOC: Wells Fargo Bank N.A.
	0.200% 11/01/20 (12/05/13) (a)(b)	2,180,000	2,180,000

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEBRASKA — (continued)
NE Public Power District
	Series 2010 C
	4.000% 01/01/14	1,000,000	1,003,144
NEBRASKA TOTAL			3,183,144
NEVADA — 0.7%
NV Housing Division
	Sdashs Apartments Ltd.,
	Series 2002 A, AMT,
	LOC: Wells Fargo Bank N.A.
	0.200% 04/01/35 (12/05/13) (a)(b)	3,000,000	3,000,000
NV Reno
	ReTrac-Reno Transportation Rail Access Corridor,
	Series 2008,
	LOC: Bank of New York
	0.070% 06/01/42 (12/02/13) (a)(b)	5,400,000	5,400,000
NV Sparks
	Rix Industries,
	Series 2002, AMT,
	LOC: Wells Fargo Bank N.A.
	0.250% 07/01/27 (12/05/13) (a)(b)	880,000	880,000
NEVADA TOTAL			9,280,000
NEW HAMPSHIRE — 2.4%
NH Health & Education Facilities Authority
	University System of New Hampshire:
	Series 2005 A2,
	SPA: U.S. Bank N.A.
	0.070% 07/01/35 (12/02/13) (a)(b)	15,200,000	15,200,000
	Series 2011 B,
	0.060% 07/01/33 (12/02/13) (b)(d)	14,805,000	14,805,000
NEW HAMPSHIRE TOTAL			30,005,000
NEW JERSEY — 10.5%
NJ East Brunswick
	Series 2013:
	1.000% 03/21/14	8,152,000	8,164,947
	2.000% 03/15/14	1,850,000	1,858,564
NJ Economic Development Authority
	0.250% 12/17/13	50,000,000	50,000,000
	Series 2007 T5
	Pre-refunded 09/01/14,
	5.000% 09/01/27 (09/01/14) (b)(d)	5,000,000	5,176,440
	Series 2012, AMT,
	LOC: BNP Paribas
	0.250% 12/17/13	23,350,000	23,350,000
NJ Livingston
	Series 2013:
	1.000% 01/15/14	3,546,000	3,549,003
	1.000% 05/22/14	5,500,000	5,518,868
NJ Middlesex County

8

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW JERSEY — (continued)
	Series 2013,
	2.000% 01/15/14	1,660,000	1,663,489
NJ Monmouth County Improvement Authority
	Series 2013,
	2.000% 12/04/14 (e)	1,925,000	1,959,477
NJ North Bergen
	Series 2013,
	1.000% 04/02/14	5,750,000	5,763,011
NJ RIB Floater Trust
	NJ Healthcare Financing Authority
	Series 2013,
	LOC: Barclays Bank PLC
	0.100% 07/03/17 (12/05/13) (a)(b)(c)	8,350,000	8,350,000
NJ Stafford
	Series 2013 A
	1.000% 05/19/14	8,447,750	8,473,440
NJ Sussex County
	Series 2013
	1.000% 06/27/14	7,000,000	7,031,840
NEW JERSEY TOTAL			130,859,079
NEW YORK — 5.1%
NY Bank of New York Municipal Certificates Trust
	Series 2007,
	LOC: Bank of New York
	0.300% 02/15/36 (02/15/14) (a)(b)	4,000,000	4,000,000
NY Cheektowaga
	Series 2013
	0.500% 07/17/14	5,800,000	5,809,773
NY City Water & Sewer System
	Series 2013,
	SPA: Mizuho Bank Ltd
	0.050% 06/15/48 (12/02/13) (a)(b)	11,000,000	11,000,000
NY Connetquot Central School District of Islip
	Series 2013,
	Insured: State Aid Withholding
	0.500% 09/04/14	2,500,000	2,504,534
NY East Hampton Union Free School District
	Series 2013,
	Insured: State Aid Withholding
	1.000% 06/26/14	1,870,000	1,878,424
NY Liberty Development Corp.
	3 World Trade Center LLC,
	Series 2011 A3,
	Escrowed in U.S. Treasuries,
	0.230% 12/01/49 (03/19/14) (b)(d)	16,900,000	16,900,000
NY Seneca Falls Central School District
	Series 2013
	Insured: State Aid Withholding

9

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
	1.000% 07/23/14	6,000,000	6,021,041
NY Tonawanda
	Series 2013,
	1.000% 09/04/14	3,920,000	3,941,657
NY Triborough Bridge & Tunnel Authority
	Series 2002 F,
	SPA: Landesbank Hessen-Thüringen
	0.070% 11/01/32 (12/02/13) (a)(b)	1,835,000	1,835,000
NY Victor Central School District
	Series 2013,
	Insured: State Aid Withholding
	1.000% 09/26/14	4,100,949	4,126,753
NY West Seneca
	Series 2013,
	1.000% 08/01/14	5,400,000	5,426,532
NEW YORK TOTAL			63,443,714
NORTH CAROLINA — 1.4%
NC Clipper Tax-Exempt Certificate Trust
	North Carolina Housing Finance Agency,
	Series 2005, AMT,
	LIQ FAC: State Street Bank & Trust Co.
	0.170% 07/01/36 (12/05/13) (a)(b)	440,000	440,000
NC Guilford County Industrial Facilities & Pollution Control Financing Authority
	ABCO Automation, Inc.,
	Series 2001, AMT,
	LOC: Wells Fargo Bank N.A.
	0.200% 07/01/21 (12/05/13) (a)(b)	1,000,000	1,000,000
	Snider Tire, Inc.,
	Series 1999, AMT,
	LOC: Wells Fargo Bank N.A.
	0.200% 10/01/19 (12/05/13) (a)(b)	1,000,000	1,000,000
NC Iredell County Industrial Facilities & Pollution Control Financing Authority
	Valspar Corp. Project,
	Series 1995, AMT,
	LOC: Lloyds Bank
	0.200% 06/01/15 (12/05/13) (a)(b)	4,500,000	4,500,000
NC Rowan County Industrial Facilities & Pollution Control Financing Authority
	DDSM Properties LLC,
	Series 2008, AMT,
	LOC: Wells Fargo Bank N.A.
	0.200% 01/01/28 (12/05/13) (a)(b)	4,770,000	4,770,000
	PHC LLC,
	Series 1999, AMT,
	LOC: Branch Banking & Trust
	0.130% 03/01/14 (12/05/13) (a)(b)	515,000	515,000
NC Yancey County Industrial Facilities & Pollution Control Financing Authority
	Altec Industries, Inc.,
	Series 2007, AMT,
	LOC: Branch Banking & Trust

10

		Par ($)	Value ($)
Municipal Bonds — (continued)
NORTH CAROLINA — (continued)
	0.130% 03/01/27 (12/05/13) (a)(b)	5,000,000	5,000,000
NORTH CAROLINA TOTAL			17,225,000
OHIO — 0.3%
OH Cuyahoga County
	Corporate Wings,
	Series 2005, AMT,
	LOC: U.S. Bank N.A.
	0.270% 04/01/25 (12/05/13) (a)(b)	970,000	970,000
OH Lucas County
	American Capital Properties,
	Series 1999, AMT,
	LOC: PNC Bank N.A.
	0.140% 10/01/18 (12/05/13) (a)(b)	1,735,000	1,735,000
OH Solon
	JTM Products, Inc., Project,
	Series 2001, AMT,
	LOC: PNC Bank N.A.
	0.140% 06/01/21 (12/05/13) (a)(b)	810,000	810,000
OHIO TOTAL			3,515,000
PENNSYLVANIA — 1.9%
PA Economic Development Financing Authority
	Pittsburgh Allegheny County,
	Series 2002 A3, AMT,
	LOC: PNC Bank N.A.
	0.190% 04/01/22 (12/05/13) (a)(b)	900,000	900,000
PA Lawrence County Industrial Development Authority
	Doren, Inc.,
	Series 2004, AMT,
	LOC: PNC Bank N.A.
	0.140% 12/01/15 (12/05/13) (a)(b)	1,700,000	1,700,000
PA St. Mary Hospital Authority
	Catholic Health Initiatives,
	Series 2004 B,
	SPA: Landesbank Hessen-Thüringen
	0.080% 03/01/32 (12/04/13) (a)(b)	20,800,000	20,800,000
PENNSYLVANIA TOTAL			23,400,000
PUERTO RICO — 2.9%
PR RBC Municipal Products, Inc. Trust
	Series 2013 E-46,
	LOC: Royal Bank of Canada
	0.150% 09/01/15 (12/05/13) (a)(b)(c)	32,200,000	32,200,000
PR RIB Floater Trust
	Series 2013 -18WE,
	LOC: Barclays Bank PLC
	0.150% 12/01/13 (12/05/13) (a)(b)(c)	4,300,000	4,300,000
PUERTO RICO TOTAL			36,500,000
SOUTH CAROLINA — 1.5%
SC Greenville County School District
	Series 2013,
	Insured: South Carolina School District Credit Enhancement Program

11

		Par ($)	Value ($)
Municipal Bonds — (continued)
SOUTH CAROLINA — (continued)
	1.000% 06/02/14	13,000,000	13,053,741
SC Jobs-Economic Development Authority
	Quoizel, Inc.,
	Series 1996, AMT,
	LOC: Branch Banking & Trust
	0.130% 05/01/16 (12/05/13) (a)(b)	1,075,000	1,075,000
	Watson Engineering, Inc.,
	Series 2007, AMT,
	LOC: PNC Bank N.A.
	0.140% 09/01/27 (12/05/13) (a)(b)	4,315,000	4,315,000
SOUTH CAROLINA TOTAL			18,443,741
TEXAS — 1.1%
TX Port of Port Arthur Navigation District
	Total S.A.,
	Fina Oil & Chemical Co.:
	Series 1998, AMT,
	0.140% 05/01/33 (12/04/13) (b)(d)	3,300,000	3,300,000
	Series 2000 B, AMT,
	0.130% 05/01/35 (12/04/13) (b)(d)	10,000,000	10,000,000
TEXAS TOTAL			13,300,000
UTAH — 0.1%
UT Building Ownership Authority
	Series 2004,
	Pre-refunded 05/15/14,
	5.000% 05/15/17	1,825,000	1,864,053
UTAH TOTAL			1,864,053
VERMONT — 0.6%
VT Educational & Health Buildings Financing Agency
	Norwich University,
	Series 2008,
	LOC: TD Bank N.A.
	0.040% 09/01/38 (12/04/13) (a)(b)	8,110,000	8,110,000
VERMONT TOTAL			8,110,000
VIRGINIA — 2.1%
VA Deutsche Bank Spears/Lifers Trust
	Richmond VA Redevelopment & Housing Authority,
	Series 2011, AMT,
	GTY AGMT: Deutsche Bank AG
	0.300% 10/01/29 (02/14/14) (a)(b)(c)	18,030,000	18,030,000
VA Fairfax County Economic Development Authority
	Szivic Family LLC,
	Series 2006, AMT,
	LOC: Branch Banking & Trust
	0.230% 09/01/26 (12/05/13) (a)(b)	1,300,000	1,300,000
VA Fairfax County Industrial Development Authority
	Inova Health Sys Obl Grp,
	Series 2009
	Pre-refunded 05/15/14,

12

		Par ($)	Value ($)
Municipal Bonds — (continued)
VIRGINIA — (continued)
	5.500% 05/15/29	6,275,000	6,423,471
VIRGINIA TOTAL			25,753,471
WASHINGTON — 1.0%
WA Economic Development Finance Authority
	RMI Investors LLC,
	Series 2001 F, AMT,
	LOC: Wells Fargo Bank N.A.
	0.200% 08/01/26 (12/05/13) (a)(b)	2,600,000	2,600,000
WA Pierce County Economic Development Corp.
	Sumner Leasing LLC,
	Quality Stamping Project,
	Series 2006, AMT,
	LOC: FHLB
	0.250% 12/01/36 (12/05/13) (a)(b)	1,850,000	1,850,000
WA Port of Seattle Industrial Development Corp.
	Crowley Marine Services,
	Series 2001, AMT,
	LOC: DnB NOR Bank ASA
	0.160% 12/31/21 (12/04/13) (a)(b)	8,700,000	8,700,000
WASHINGTON TOTAL			13,150,000
WISCONSIN — 0.9%
WI Ashland
	Larson-Juhl U.S. LLC,
	Series 2000, AMT,
	LOC: Wells Fargo Bank N.A.
	0.250% 07/01/20 (12/06/13) (a)(b)	2,220,000	2,220,000
WI Health & Educational Facilities Authority
	Bay Area Medical Center, Inc.,
	Series 2008,
	LOC: BMO Harris N.A.
	0.060% 02/01/38 (12/02/13) (a)(b)	7,870,000	7,870,000
WI Public Finance Authority
	Glenridge on Palmer Ranch,
	Series 2011 B,
	LOC: Bank of Scotland
	0.080% 06/01/41 (12/02/13) (a)(b)	1,570,000	1,570,000
WISCONSIN TOTAL			11,660,000
WYOMING — 1.3%
WY Sweetwater County
	PacifiCorp,
	Series 1995, AMT,
	LOC: Bank of Nova Scotia
	0.080% 11/01/25 (12/02/13) (a)(b)	16,300,000	16,300,000
WYOMING TOTAL			16,300,000

	Total Municipal Bonds (cost of $898,779,639)		898,779,639

13

		Par ($)	Value ($)
Closed-End Investment Companies — 18.0%
CALIFORNIA — 0.8%
CA Nuveen Quality Income Municipal Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.120% 08/01/40 (12/05/13) (a)(b)(c)	10,000,000	10,000,000
CALIFORNIA TOTAL			10,000,000
OTHER — 17.2%
Nuveen Municipal Opportunity Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.140% 12/01/40 (12/05/13) (a)(b)(c)	100,000,000	100,000,000
Nuveen Premium Income Municipal Fund 4, Inc.
	Series 2010, AMT,
	LIQ FAC: JPMorgan Chase Bank
	0.120% 03/01/40 (12/05/13) (a)(b)(c)	77,200,000	77,200,000
Nuveen Quality Income Municipal Fund, Inc.
	Series 2010,
	LIQ FAC: JPMorgan Chase Bank
	0.120% 12/01/40 (12/05/13) (a)(b)(c)	38,500,000	38,500,000
OTHER TOTAL			215,700,000

	Total Closed-End Investment Companies (cost of $225,700,000)		225,700,000
Short-Term Obligations — 10.1%
Variable Rate Demand Notes — 10.1%
FHLMC Multi-Family VRD Certificates
	0.110% 11/15/34 (12/05/13) (b)(d)	9,874,198	9,874,198
	0.110% 02/15/35 (12/05/13) (b)(c)(d)	9,557,600	9,557,600
	0.110% 08/15/45 (12/05/13) (b)(d)	70,272,079	70,272,079
	0.110% 01/15/47 (12/05/13) (b)(d)	37,284,133	37,284,133
VARIABLE RATE DEMAND NOTES TOTAL			126,988,010

	Total Short-Term Obligations (cost of $126,988,010)		126,988,010

	Total Investments — 100.0% (cost of $1,251,467,649)(f)		1,251,467,649

	Other Assets & Liabilities, Net — 0.0%		(611,723)

	Net Assets — 100.0%		1,250,855,926

14

Notes to Investment Portfolio:

*                 Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust’s Board of Trustees (“the Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — Prices determined using quoted prices in active markets for identical assets.

•                  Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•                  Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2013, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$898,779,639	$—	$898,779,639
Total Closed-End Investment Companies	—	225,700,000	—	225,700,000
Total Short-Term Obligations	—	126,988,010	—	126,988,010
Total Investments	$—	$1,251,467,649	$—	$1,251,467,649

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the three months ended November 30, 2013, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

15

(a)         Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2013.

(b) Parenthetical date represents the effective maturity date for the security.

(c)          Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2013, these securities, which are not illiquid, amounted to $381,458,600 or 30.5% of net assets for the Fund.

(d)         Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2013.

(e) Security purchased on a delayed delivery basis.

(f) Cost for federal income tax purposes is $1,251,467,649.

Acronym	Name
AMT	Alternative Minimum Tax
DPCE	Direct Pay Credit Enhancement
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MERLOTS	Municipal Exempt Receipts - Liquidity Optional Tender Series
SPA	Stand-by Purchase Agreement

16

INVESTMENT PORTFOLIO

November 30, 2013 (Unaudited)	BofA New York Tax-Exempt Reserves

		Par ($)	Value ($)*
Municipal Bonds — 91.7%
NEW JERSEY — 3.0%
NJ Economic Development Authority
	Series 2012, AMT,
	LOC: BNP Paribas
	0.250% 12/17/13	8,600,000	8,600,000
NEW JERSEY TOTAL			8,600,000
NEW YORK — 71.1%
NY Albany Industrial Development Agency
	Albany College of Pharmacy,
	Series 2004 B,
	LOC: TD Bank N.A.
	0.050% 12/01/34 (12/05/13) (a)(b)	6,840,000	6,840,000
NY Amherst Development Corp.
	Asbury Pointe, Inc.,
	Series 2011 A,
	LOC: M&T Bank
	0.070% 02/01/35 (12/05/13) (a)(b)	3,855,000	3,855,000
NY Bronxville Union Free School District
	Series 2013
	Insured: State Aid Withholding
	1.000% 09/19/14	4,100,000	4,123,878
NY City Industrial Development Agency
	Jamaica First Parking LLC,
	Series 2001
	LOC: TD Bank N.A.
	0.080% 03/01/31 (12/05/13) (a)(b)	3,710,000	3,710,000
NY Clarence Central School District
	Series 2013
	Insured: State Aid Withholding
	1.000% 07/17/14	1,387,500	1,391,985
NY Clipper Tax-Exempt Certificate Trust
	New York Dormitory Authority,
	Series 2007,
	LIQ FAC: State Street Bank & Trust Co.
	0.080% 11/15/26 (12/05/13) (a)(b)	15,125,000	15,125,000
NY Connetquot Central School District of Islip
	Series 2013,
	Insured: State Aid Withholding
	0.500% 09/04/14	2,700,000	2,704,897
NY County of Ulster NY
	Series 2013 A
	1.000% 11/14/14	1,224,500	1,231,817
NY Dormitory Authority
	Catholic Health System,
	Series 2008,
	LOC: HSBC Bank USA N.A.
	0.060% 07/01/34 (12/05/13) (a)(b)	7,155,000	7,155,000
	Pratt Institute,
	Series 2009 B,
	LOC: TD Bank N.A.
	0.110% 07/01/34 (12/05/13) (a)(b)	5,810,000	5,810,000
	Series 2006 C

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
	5.000% 12/15/13	1,000,000	1,001,814
NY Dutchess County Industrial Development Agency
	Trinity-Pawling School Corp.,
	Series 2002,
	LOC: PNC Bank N.A.
	0.060% 10/01/32 (12/05/13) (a)(b)	2,450,000	2,450,000
NY Erie County Industrial Development Agency
	Series 2012
	Insured: State Aid Withholding
	LIQ FAC: Deutsche Bank A.g.
	0.070% 05/01/31 (12/05/13) (c)	2,735,000	2,735,000
NY Greene County
	Series 2013,
	1.000% 03/28/14	10,000,000	10,020,098
NY Honeoye Falls-Lima Central School District
	Series 2013
	Insured: State Aid Withholding
	1.000% 06/18/14	6,468,068	6,493,353
NY Housing Finance Agency
	L&M 93rd Street LLC,
	250 West 93rd St.,
	Series 2005 A, AMT,
	LOC: Landesbank Hessen-Thüringen:
	0.090% 11/01/38 (12/04/13) (a)(b)	5,650,000	5,650,000
	Midtown West B LLC,
	505 West 37th St.
	Series 2009 A,
	LOC: Landesbank Hessen-Thüringen:
	0.070% 05/01/42 (12/02/13) (a)(b)	10,500,000	10,500,000
NY JPMorgan Chase Putters/Drivers Trust
	New York State Thruway Authority,
	Series 2009 3600Z,
	LIQ FAC: JPMorgan Chase Bank
	0.170% 01/01/16 (12/05/13) (a)(b)(c)	9,245,000	9,245,000
	New York, NY,
	Series 2012 4237,
	LIQ FAC: Deutsche Bank A.G.
	0.070% 04/01/20 (12/05/13) (a)(b)(c)	3,510,000	3,510,000
NY Livingston County Industrial Development Agency
	Red Jacket/Nicholas,
	Series 2007 A,
	LOC: HSBC Bank USA N.A.
	0.060% 07/01/19 (12/05/13) (a)(b)	1,422,000	1,422,000
NY Longwood Central School District Suffolk County
	Series 2013,
	1.000% 12/19/13	1,500,000	1,500,463
NY Monroe County Industrial Development Agency
	Nazareth College of Rochester,
	Series 2008,

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
	LOC: JPMorgan Chase Bank
	0.070% 04/01/38 (12/04/13) (a)(b)	1,850,000	1,850,000
	St. Ann’s Home for the Aged,
	Series 2000,
	LOC: HSBC Bank USA N.A.
	0.080% 07/01/30 (12/04/13) (a)(b)	6,625,000	6,625,000
NY Nassau Health Care Corp.
	Series 2009 C2,
	LOC: Wells Fargo Bank N.A.
	0.120% 08/01/29 (01/07/14) (a)(b)	5,365,000	5,365,000
NY New York City Housing Development Corp.
	Atlantic Yards B2 Owner,
	Dean Street Developement,
	Series 2012 A,
	LOC: Bank of New York:
	0.030% 12/01/46 (12/04/13) (a)(b)	3,000,000	3,000,000
	RBNB 20 Owner LLC,
	Series 2006 A,
	LOC: Landesbank Hessen-Thüringen
	0.070% 06/01/39 (12/04/13) (a)(b)	1,300,000	1,300,000
	RBNB Wall Street Owner,
	Series 2005 A,
	LOC: Landesbank Hessen-Thüringen
	0.070% 12/01/36 (12/04/13) (a)(b)	6,500,000	6,500,000
	Series 2009 A,
	Credit Support: FHLMC,
	LIQ FAC: FHLMC
	0.040% 09/01/49 (12/04/13) (a)(b)	1,700,000	1,700,000
NY New York City Transitional Finance Authority Future Tax Secured Revenue
	Series 2002 1,
	LIQ FAC: Landesbank Hessen-Thüringen
	0.080% 11/01/22 (12/04/13) (a)(b)	1,340,000	1,340,000
	Series 2004 C,
	Pre-refunded 02/01/14,
	5.000% 02/01/28	4,725,000	4,762,877
NY Oneida County Industrial Development Agency
	Champion Home Builders Co.,
	Series 1999, AMT,
	LOC: Wells Fargo Bank N.A.
	0.130% 06/01/29 (12/05/13) (a)(b)	5,000,000	5,000,000
NY Putnam County Industrial Development Agency
	United Cerebral Palsy of Putnam,
	Series 2005 B,
	LOC: TD Bank N.A.
	0.050% 12/01/30 (12/05/13) (a)(b)	3,500,000	3,500,000
NY RIB Floater Trust Various States
	Series 2013
	LIQ FAC: Barclays Bank PLC
	0.060% 06/15/44 (12/05/13) (a)(b)(c)	2,000,000	2,000,000
NY Riverhead Industrial Development Agency
	Series 2007,
	LOC: M&T Bank

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
	0.080% 07/01/32 (12/05/13) (a)(b)	9,705,000	9,705,000
NY Rockville Centre Union Free School District
	Series 2013
	Insured: State Aid Withholding
	1.000% 06/26/14 (d)	7,500,000	7,533,450
NY Saratoga County Industrial Development Agency
	Saratoga Hospital,
	Series 2007 A,
	LOC: HSBC Bank PLC
	0.060% 12/01/32 (12/05/13) (a)(b)	11,055,000	11,055,000
NY Seneca Falls Central School District
	Series 2013
	Insured: State Aid Withholding
	1.000% 07/23/14	9,345,000	9,377,771
NY State Dormitory Authority
	Northern Westchester Hospital,
	Series 2009,
	LOC: TD Bank N.A.
	0.050% 11/01/34 (12/05/13) (a)(b)	3,340,000	3,340,000
NY Town of Southampton NY
	Series 2013
	2.000% 09/01/14	1,000,000	1,012,958
NY Town of Webster NY
	Series 2013
	1.000% 10/01/14	5,038,700	5,066,684
NY Triborough Bridge & Tunnel Authority
	Series 2000,
	SPA: Lloyds TSB Bank PLC
	0.230% 01/01/19 (12/04/13) (a)(b)	3,550,000	3,550,000
NY Westchester County Industrial Development Agency
	Community Housing Innovations,
	Series 2001,
	LOC: M&T Bank
	0.140% 08/01/26 (12/05/13) (a)(b)	3,200,000	3,200,000
NEW YORK TOTAL			203,259,045
PUERTO RICO — 17.6%
PR BB&T Municipal Trust
	Series 2034,
	LOC: Branch Banking & Trust
	0.080% 01/01/28 (12/05/13) (a)(b)	7,000,000	7,000,000
PR Deutsche Bank Spears/Lifers Trust
	Series 2008 627A,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG
	0.110% 08/01/54 (12/05/13) (a)(b)	2,648,000	2,648,000
PR RBC Municipal Products, Inc. Trust
	Series 2013 E-46,
	LOC: Royal Bank of Canada

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
PUERTO RICO — (continued)
	0.150% 09/01/15 (12/05/13) (a)(b)(c)	10,500,000	10,500,000
PR RIB Floater Trust
	Series 2013 -18WE,
	LOC: Barclays Bank PLC
	0.150% 12/01/13 (12/05/13) (a)(b)(c)	19,000,000	19,000,000
	Series 2013 8WE,
	LOC: Barclays Bank PLC
	0.110% 09/30/14 (12/05/13) (a)(b)(c)	11,200,000	11,200,000
	PUERTO RICO TOTAL		50,348,000

	Total Municipal Bonds (cost of $262,207,045)		262,207,045

Closed-End Investment Companies — 10.8%
NEW YORK — 10.8%
NY Nuveen AMT-Free Municipal Income Fund, Inc.
	Series 2013,
	LIQ FAC: Citibank N.A.:
	0.110% 08/01/40 (12/05/13) (a)(b)(c)	16,800,000	16,800,000
	0.110% 12/01/40 (12/05/13) (a)(b)(c)	2,000,000	2,000,000
NY Nuveen Performance Plus Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Deutsche Bank AG
	0.150% 03/01/40 (12/05/13) (a)(b)(c)	12,200,000	12,200,000
	NEW YORK TOTAL		31,000,000

	Total Closed-End Investment Companies (cost of $31,000,000)		31,000,000

	Total Investments — 102.5% (cost of $293,207,045)(e)		293,207,045

	Other Assets & Liabilities, Net — (2.5)%		(7,227,622)

	Net Assets — 100.0%		285,979,423

	Notes to Investment Portfolio:

*                 Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust’s Board of Trustees (“the Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

5

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — Prices determined using quoted prices in active markets for identical assets.

•                  Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•                  Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2013, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$262,207,045	$—	$262,207,045
Total Closed-End Investment Companies	—	31,000,000	—	31,000,000
Total Investments	$—	$293,207,045	$—	$293,207,045

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the three months ended November 30, 2013, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)         Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2013.

(b) Parenthetical date represents the effective maturity date for the security.

(c)          Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2013, these securities, which are not illiquid, amounted to $89,190,000 or 31.1% of net assets for the Fund.

(d) Security purchased on a delayed delivery basis.

(e) Cost for federal income tax purposes is $293,207,045.

Acronym	Name
AMT	Alternative Minimum Tax
Drivers	Derivative Inverse Tax-Exempt Receipts
FHLMC	Federal Home Loan Mortgage Corp.
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
Putters	Puttable Tax Exempt Receipts
SPA	Stand-by Purchase Agreement

6

INVESTMENT PORTFOLIO

November 30, 2013 (Unaudited)	BofA Tax-Exempt Reserves

		Par ($)	Value ($)*
Municipal Bonds — 96.9%
ALABAMA — 0.1%
AL Special Care Facilities Financing Authority
	Altapointe Health Systems,
	Mental Health Center, Inc.,
	Series 2001,
	LOC: Wells Fargo Bank N.A.
	0.200% 07/01/21 (12/06/13) (a)(b)	2,150,000	2,150,000
ALABAMA TOTAL			2,150,000
ARIZONA — 0.5%
AZ Deutsche Bank Spears/Lifers Trust
	Dignity Health Obligated Group,
	Series 2012-1082,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG
	0.100% 03/01/29 (12/05/13) (a)(b)(c)	12,245,000	12,245,000
AZ Phoenix Industrial Development Authority
	Pilgrim Rest Foundation, Inc.,
	Series 2005 A,
	LOC: JPMorgan Chase Bank
	0.110% 10/01/30 (12/05/13) (a)(b)	6,140,000	6,140,000
AZ Tempe Industrial Development Authority
	Centers for Habilitation,
	Series 2001,
	LOC: Wells Fargo Bank N.A.
	0.200% 12/01/21 (12/05/13) (a)(b)	1,495,000	1,495,000
ARIZONA TOTAL			19,880,000
ARKANSAS — 0.1%
AR Fort Smith
	Mitsubishi Power System of America,
	Series 2010,
	LOC: Bank Tokyo-Mitsubishi UFJ
	0.080% 10/01/40 (12/05/13) (a)(b)	5,930,000	5,930,000
ARKANSAS TOTAL			5,930,000
CALIFORNIA — 7.3%
CA Deutsche Bank Spears/Lifers Trust
	California State Health Facility - Dignity Health,
	Series 2012-1083,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG:
	0.110% 03/01/28 (12/05/13) (a)(b)(c)	13,000,000	13,000,000
	Golden State Tobacco Securitization Corp.,
	Series 2012-1103,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG:
	0.100% 06/01/35 (12/05/13) (a)(b)(c)	10,740,000	10,740,000
	Los Angeles County Housing Authority,
	Series 2011-1008,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG:
	0.120% 10/01/31 (12/05/13) (a)(b)(c)	9,595,000	9,595,000
CA East Bay Municipal Utility District
	Series 2009 A1,

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
	0.050% 06/01/26 (12/05/13) (b)(d)	8,000,000	8,000,000
CA Irvine Ranch Water District
	Series 2011 A-1,
	0.050% 10/01/37 (12/05/13) (b)(d)	29,260,000	29,260,000
	Series 2011 A-2,
	0.050% 10/01/37 (12/05/13) (b)(d)	9,760,000	9,760,000
CA Los Angeles County, Capital Asset Leasing Corp.
	Series A1,
	LOC: JPMorgan Chase Bank
	0.100% 01/07/14	10,000,000	10,000,000
CA Metropolitan Water District of Southern California
	Series 2011 A-1,
	0.050% 07/01/36 (12/05/13) (b)(d)	17,500,000	17,500,000
	Series 2011 A-3,
	0.050% 07/01/36 (12/05/13) (b)(d)	17,500,000	17,500,000
CA RBC Municipal Products, Inc. Trust
	Kaiser Permanente,
	Series 2011 E-21,
	LOC: Royal Bank of Canada
	0.050% 10/01/15 (12/05/13) (a)(b)(c)	19,000,000	19,000,000
CA San Diego Unified School District
	Series 2013 A1,
	2.000% 01/31/14	20,600,000	20,663,103
CA San Jose Redevelopment Agency
	Series 1996 B,
	LOC: JPMorgan Chase Bank
	0.150% 05/16/14	6,000,000	6,000,000
CA State
	Series 2013 A1,
	2.000% 05/28/14	14,400,000	14,529,914
CA Statewide Communities Development Authority
	Kaiser Permanente:
	Series 2009 B-1,
	0.190% 03/12/14	7,100,000	7,100,000
	Series 2009 B-4,
	0.210% 05/02/14	20,900,000	20,900,000
	Series 2009 D,
	0.220% 12/10/13	16,000,000	16,000,000
	Series K,
	0.200% 04/08/14	8,500,000	8,500,000
	Series K,
	0.200% 06/05/14	7,000,000	7,000,000
CA State
	Revenue Anticipation Notes,
	Series 2013 A2

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
	2.000% 06/23/14	41,150,000	41,556,636
CALIFORNIA TOTAL			286,604,653
COLORADO — 1.6%
CO Clipper Tax-Exempt Certificate Trust
	Colorado Springs CO Utilities Revenue
	Series 2012 5A,
	LIQ FAC: State Street Bank & Trust Co.
	0.050% 11/15/30 (12/05/13) (a)(b)(c)	9,810,000	9,810,000
CO Colorado Springs
	Fine Arts Center,
	Series 2006,
	LOC: Wells Fargo Bank N.A.
	0.050% 07/01/21 (12/05/13) (a)(b)	1,900,000	1,900,000
CO Educational & Cultural Facilities Authority
	Daughters of Israel, Inc.,
	National Jewish Federation,
	Series 2006 B-4,
	LOC: TD Bank N.A.:
	0.060% 12/01/35 (12/02/13) (a)(b)	7,760,000	7,760,000
	JFMC Facilities Corp.,
	Series 2009 C-7,
	LOC: U.S. Bank N.A.
	0.060% 03/01/39 (12/02/13) (a)(b)	9,455,000	9,455,000
	National Jewish Federation:
	Series 2007 C-4,
	LOC: U.S. Bank N.A.
	0.060% 06/01/37 (12/02/13) (a)(b)	9,300,000	9,300,000
	Series 2011 F2,
	LOC: Northern Trust Co.
	0.060% 07/01/41 (12/02/13) (a)(b)	7,540,000	7,540,000
CO Fitzsimons Redevelopment Authority
	University Physicians Inc,
	Series 2002,
	LOC: U.S. Bank N.A.
	0.040% 01/01/25 (12/05/13) (a)(b)	11,210,000	11,210,000
CO Health Facilities Authority
	Crossroads at Delta,
	Series 2004 A,
	LOC: U.S. Bank N.A.
	0.050% 11/01/28 (12/05/13) (a)(b)	3,800,000	3,800,000
CO Jefferson County
	Rocky Mountain Butterfly Consortium,
	Series 1998,
	LOC: Wells Fargo Bank N.A.
	0.150% 06/01/28 (12/05/13) (a)(b)	1,335,000	1,335,000
COLORADO TOTAL			62,110,000
CONNECTICUT — 1.5%
CT Branford
	Series 2013,
	1.000% 08/14/14	2,000,000	2,011,196
CT Clinton
	Series 2013,
	1.250% 02/11/14	4,000,000	4,007,944

		Par ($)	Value ($)
Municipal Bonds — (continued)
CONNECTICUT — (continued)
CT Enfield
	Series 2013
	1.000% 08/12/14	9,300,000	9,349,710
CT Health & Educational Facilities Authority
	Westover School,
	Series 2007 B,
	LOC: TD Bank N.A.
	0.050% 07/01/30 (12/05/13) (a)(b)	1,630,000	1,630,000
CT Housing Finance Authority
	Series 2011 C1,
	SPA: Barclays Bank PLC
	0.050% 05/15/35 (12/05/13) (a)(b)	3,005,000	3,005,000
CT Manchester
	Series 2013
	1.500% 07/03/14	8,300,000	8,362,632
CT Oxford
	Series 2013,
	0.750% 07/24/14	5,677,000	5,696,682
CT Shelton
	Series 2013,
	1.000% 08/01/14	4,690,000	4,714,604
CT State Health & Educational Facility Authority
	Lawrence & Mem Corp. Oblig.,
	Series 2013 H,
	LOC: TD Bank N.A.
	0.070% 07/01/34 (12/04/13) (a)(b)	2,400,000	2,400,000
CT State Special Tax Revenue
	Series 2013,
	LIQ FAC: Citibank N.A.
	0.050% 01/01/21 (12/05/13) (a)(b)(c)	8,000,000	8,000,000
CT Waterford
	Series 2013,
	0.750% 03/17/14	10,000,000	10,016,512
CONNECTICUT TOTAL			59,194,280
DELAWARE — 1.1%
DE BB&T Municipal Trust
	Series 2008-1007,
	LOC: Branch Banking & Trust
	0.150% 04/10/22 (12/05/13) (a)(b)(c)	19,255,000	19,255,000
	Series 2008-1033,
	LOC: Branch Banking & Trust
	0.150% 06/01/24 (12/05/13) (a)(b)	6,855,000	6,855,000
DE New Castle County
	CHF-Delaware LLC,
	University Courtyard Apartments,
	Series 2005,
	LOC: PNC Bank N.A.

		Par ($)	Value ($)
Municipal Bonds — (continued)
DELAWARE — (continued)
	0.060% 08/01/31 (12/05/13) (a)(b)	16,355,000	16,355,000
DELAWARE TOTAL			42,465,000
DISTRICT OF COLUMBIA — 1.8%
DC District of Columbia
	American University,
	Series 2003 A,
	LOC: Wells Fargo Bank N.A.
	0.040% 06/01/33 (12/05/13) (a)(b)	3,800,000	3,800,000
	Series 2013 A,
	0.100% 12/01/14 (12/05/13) (b)(d)	22,800,000	22,800,000
DC JPMorgan Chase Putters/Drivers Trust
	Series 2013,
	LOC: JPMorgan Chase Bank N.A.
	0.130% 11/19/14 (12/03/13) (a)(b)(c)	40,000,000	40,000,000
RIB Floater Trust
	District of Columbia Income Tax Secured Revenue
	Series 2013,
	LIQ FAC: Barclays Bank PLC
	0.070% 12/01/35 (12/05/13) (a)(b)(c)	4,200,000	4,200,000
DISTRICT OF COLUMBIA TOTAL			70,800,000
FLORIDA — 4.1%
FL Broward County Health Facilities Authority
	Henderson Mental Health Center,
	Series 2004,
	LOC: Northern Trust Co.
	0.060% 07/01/29 (12/04/13) (a)(b)	1,200,000	1,200,000
FL City of Lakeland FL
	Florida Southern College,
	Series 2012 B,
	LOC: TD Bank N.A.
	0.050% 09/01/24 (12/05/13) (a)(b)	7,005,000	7,005,000
FL Clipper Tax-Exempt Certificate Trust
	Florida State Department of Transportation,
	Series 2012-2AX,
	LIQ FAC: State Street Bank & Trust Co.
	0.050% 07/01/22 (12/05/13) (a)(b)(c)	6,855,000	6,855,000
FL County of Palm Beach FL
	Pine Crest Prep School,
	Series 2012 B,
	LOC: TD Bank N.A.
	0.050% 06/01/38 (12/05/13) (a)(b)	29,450,000	29,450,000
FL Deutsche Bank Spears/Lifers Trust
	Palm Coast Florida Utility System Revenue,
	Series 2008-579,
	GTY AGMT: Deutsche Bank AG
	0.150% 10/01/24 (12/05/13) (a)(b)	5,215,000	5,215,000
FL Eclipse Funding Trust
	Miami-Dade County School Board,
	Series 2007,
	LOC: U.S. Bank N.A.
	0.050% 05/01/32 (12/05/13) (a)(b)(c)	4,480,000	4,480,000
	Volusia County School Board
	Series 2007,

		Par ($)	Value ($)
Municipal Bonds — (continued)
FLORIDA — (continued)
	LOC: U.S. Bank N.A.
	0.060% 08/01/32 (12/05/13) (a)(b)(c)	14,655,000	14,655,000
FL Jacksonville Economic Development Commission
	North Florida Shipyards, Inc.,
	Series 2010,
	LOC: Branch Banking & Trust
	0.060% 09/01/20 (12/05/13) (a)(b)	2,875,000	2,875,000
FL Jacksonville
	Crowley Liner Services,
	Series 1983,
	LOC: DnB NoR Bank ASA
	0.250% 02/01/14 (12/01/13) (a)(b)	3,600,000	3,600,000
FL Miami-Dade County Educational Facilities Authority
	University of Miami,
	Series 2008-2710,
	GTY AGMT: Wells Fargo Co.,
	LIQ FAC: Wells Fargo Co.
	0.070% 04/01/38 (12/05/13) (a)(b)(c)	14,820,000	14,820,000
FL Miami-Dade County Expressway Authority
	Series 2004 B,
	Pre-refunded 07/01/14,
	5.000% 07/01/33	10,000,000	10,276,902
FL Miami-Dade County Industrial Development Authority
	Dave & Mary Alper Jewish Community,
	Series 2002,
	LOC: Northern Trust Co.
	0.060% 04/01/32 (12/04/13) (a)(b)	5,695,000	5,695,000
FL Orlando-Orange County Expressway Authority
	Series 2008 B-1,
	LOC: Bank of Montreal
	0.050% 07/01/40 (12/05/13) (a)(b)	21,025,000	21,025,000
FL Palm Beach County
	Zoological Society of Palm Beach,
	Series 2001,
	LOC: Northern Trust Co.
	0.060% 05/01/31 (12/04/13) (a)(b)	9,550,000	9,550,000
FL Sunshine Governmental Financing Commission
	Series H,
	SPA: JPMorgan Chase Bank:
	0.150% 01/07/14	12,000,000	12,000,000
	0.150% 03/14/14	11,330,000	11,330,000
FLORIDA TOTAL			160,031,902
GEORGIA — 2.0%
GA BB&T Municipal Trust
	Series 2008-1014,
	LOC: Branch Banking & Trust
	0.150% 09/01/23 (12/05/13) (a)(b)(c)	15,435,000	15,435,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
GEORGIA — (continued)
GA Clipper Tax-Exempt Certificate Trust
	Georgia State,
	Series 2007,
	Pre-refunded in U.S. Treasuries,
	LIQ FAC: State Street Bank & Trust Co.
	0.050% 03/01/18 (12/05/13) (a)(b)	9,995,000	9,995,000
GA Fulton County Development Authority
	The Weber School,
	Series 2006,
	LOC: Branch Banking & Trust
	0.060% 12/01/30 (12/05/13) (a)(b)	3,190,000	3,190,000
GA Main Street Natural Gas, Inc.
	Series 2010 A,
	SPA: Royal Bank of Canada
	0.050% 08/01/40 (12/05/13) (a)(b)	11,650,000	11,650,000
GA Municipal Electric Authority
	Series 2008 B,
	LOC: Bank of Tokyo-Mitsubishi
	0.050% 01/01/48 (12/04/13) (a)(b)	38,200,000	38,200,000
GEORGIA TOTAL			78,470,000
ILLINOIS — 7.4%
IL Chicago Heights
	Chicago Heights Fitness,
	Series 2002 A,
	LOC: JPMorgan Chase Bank
	0.160% 03/01/17 (12/05/13) (a)(b)	830,000	830,000
IL Clipper Tax-Exempt Certificate Trust
	Series 2013-2A,
	LIQ FAC: State Street Bank & Trust Co.
	0.060% 11/15/25 (12/05/13) (a)(b)(c)	7,500,000	7,500,000
IL Deutsche Bank Spears/Lifers Trust
	Chicago Illinois Board of Education:
	Series 2007-306,
	GTY AGMT: Deutsche Bank AG
	0.120% 12/01/25 (12/05/13) (a)(b)	5,285,000	5,285,000
	Series 2007-443,
	GTY AGMT: Deutsche Bank AG
	0.080% 12/01/31 (12/05/13) (a)(b)	8,620,000	8,620,000
	Kane, Cook & Du Page Counties School District No. 46,
	Series 2007-425,
	GTY AGMT: Deutsche Bank AG
	0.110% 01/01/23 (12/05/13) (a)(b)	11,525,000	11,525,000
	McHenry County Community Unit School District No. 200 Woodstock,
	Series 2007-420,
	GTY AGMT: Deutsche Bank AG
	0.110% 01/15/26 (12/05/13) (a)(b)	27,065,000	27,065,000
IL Development Finance Authority
	American Academy of Dermatology,
	Series 2001,
	LOC: JPMorgan Chase Bank
	0.110% 04/01/21 (12/05/13) (a)(b)	4,000,000	4,000,000
	American College of Surgeons,
	Series 1996,
	LOC: Northern Trust Co.
	0.060% 08/01/26 (12/06/13) (a)(b)	18,017,000	18,017,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — (continued)
IL Finance Authority
	Advocate Healthcare Network,
	Series 2003 C,
	0.210% 11/15/22 (04/25/14) (b)(d)	6,765,000	6,765,000
	Elmhurst College:
	Series 2003,
	LOC: BMO Harris N.A.
	0.060% 03/01/33 (12/05/13) (a)(b)	9,450,000	9,450,000
	Series 2007,
	LOC: BMO Harris N.A.
	0.060% 02/01/42 (12/05/13) (a)(b)	12,500,000	12,500,000
	Francis W. Parker School,
	Series 1999,
	LOC: BMO Harris N.A.,
	LOC: Northern Trust Co.:
	0.050% 04/01/29 (12/04/13) (a)(b)	4,100,000	4,100,000
	IV Healthcorp, Inc.,
	Series 2009,
	LOC: BMO Harris N.A.
	0.070% 12/01/39 (12/05/13) (a)(b)	21,940,000	21,940,000
	Lake Forest Academy,
	Series 2000,
	LOC: Northern Trust Co.
	0.060% 12/01/24 (12/04/13) (a)(b)	6,000,000	6,000,000
	Lake Forest Open Lands,
	Series 1999,
	LOC: Northern Trust Co.
	0.070% 08/01/33 (12/04/13) (a)(b)	6,100,000	6,100,000
	Search Development Center,
	Series 2007,
	LOC: JPMorgan Chase Bank
	0.100% 12/01/37 (12/05/13) (a)(b)	10,270,000	10,270,000
	Steppenwolf Theatre Co.,
	Series 2013,
	LOC: Northern Trust Co.
	0.050% 03/01/43 (12/05/13) (a)(b)	5,675,000	5,675,000
	University of Chicago,
	Series 2001 B3,
	0.230% 07/01/36 (03/13/14) (a)(b)	7,200,000	7,200,000
IL Housing Development Authority Multi-Family
	Brookhaven Apartments Associates LP,
	Series 2008,
	Credit Support: FHLMC,
	SPA: FHLMC
	0.120% 08/01/38 (12/05/13) (a)(b)	7,145,000	7,145,000
IL Toll Highway Authority
	Series 2008 A-1A,
	SPA: JPMorgan Chase Bank
	0.110% 01/01/31 (12/05/13) (a)(b)	78,100,000	78,100,000
	Series 2008 A-1B,
	SPA: PNC Bank N.A.
	0.110% 01/01/31 (12/05/13) (a)(b)	11,700,000	11,700,000
IL Village of Brookfield
	Chicago Zoological Society,
	Series 2008,
	LOC: Northern Trust Co.

		Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — (continued)
	0.060% 06/01/38 (12/04/13) (a)(b)	22,640,000	22,640,000
ILLINOIS TOTAL			292,427,000
INDIANA — 3.5%
IN Crawfordsville Industrial Development Authority
	Acuity Brands,
	National Services Industries, Inc.,
	Series 1991,
	LOC: Wells Fargo Bank N.A.
	0.150% 06/01/21 (12/05/13) (a)(b)	4,000,000	4,000,000
IN Deutsche Bank Spears/Lifers Trust
	Decatur Township Indiana Multi-School Building Corp.,
	Series 2008-683,
	GTY AGMT: Deutsche Bank AG
	0.080% 01/15/20 (12/05/13) (a)(b)	8,230,000	8,230,000
	Dyer Indiana Redevelopment Authority,
	Series 2008-573,
	GTY AGMT: Deutsche Bank AG
	0.150% 07/15/18 (12/05/13) (a)(b)	7,040,000	7,040,000
IN Development Finance Authority
	Goodwill Industries,
	Series 2005,
	LOC: PNC Bank N.A.
	0.080% 01/01/27 (12/05/13) (a)(b)	5,425,000	5,425,000
	Rehabilitation Center, Inc.,
	Series 2002,
	LOC: Wells Fargo Bank N.A.
	0.200% 07/01/17 (12/05/13) (a)(b)	790,000	790,000
IN Finance Authority
	ArcelorMittal,
	Ispat Inland, Inc.,
	Series 2005,
	LOC: Rabobank Nederland:
	0.060% 06/01/35 (12/04/13) (a)(b)	25,480,000	25,480,000
	Goodwill Industries,
	Series 2006,
	LOC: JPMorgan Chase Bank
	0.110% 12/01/36 (12/05/13) (a)(b)	8,400,000	8,400,000
	Lutheran Child & Family Services,
	Series 2005,
	LOC: PNC Bank N.A.
	0.080% 11/01/27 (12/05/13) (a)(b)	4,320,000	4,320,000
IN Health Facility Finance Authority
	Anthony Wayne Rehabilitation Center,
	Series 2001,
	LOC: Wells Fargo Bank N.A.
	0.150% 02/01/31 (12/05/13) (a)(b)	2,180,000	2,180,000
	Community Hospital of Lagrange,
	Series 2007,
	LOC: PNC Bank N.A.
	0.050% 11/01/32 (12/05/13) (a)(b)	21,115,000	21,115,000
	Southern Indiana Rehab Hospital,
	Series 2001,
	LOC: JPMorgan Chase Bank
	0.160% 04/01/20 (12/05/13) (a)(b)	1,290,000	1,290,000
IN Lawrenceburg
	Indiana Michigan Power Co.,

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDIANA — (continued)
	Series 2008 H,
	LOC: Bank of Nova Scotia
	0.060% 11/01/21 (12/05/13) (a)(b)	8,000,000	8,000,000
IN Puttable Floating Option Tax-Exempt Receipts
	Indiana Finance Authority Highway Revenue,
	Series 2007,
	GTY AGMT: Wells Fargo Bank N.A.
	0.100% 06/01/29 (12/05/13) (a)(b)	6,405,000	6,405,000
IN RBC Municipal Products, Inc. Trust
	Series 2013 E,
	LIQ FAC: Royal Bank of Canada
	0.050% 12/01/14 (12/05/13) (a)(b)(c)	22,200,000	22,200,000
IN St. Joseph County
	South Bend Medical Foundation, Inc.,
	Series 2000,
	LOC: PNC Bank N.A.
	0.080% 08/01/20 (12/05/13) (a)(b)	9,585,000	9,585,000
IN Wayne Township School Building Corp./Marion County
	Series 2003 B,
	Pre-refunded 01/15/14:
	5.250% 07/15/17	2,400,000	2,414,950
	5.250% 07/15/16	2,280,000	2,294,202
INDIANA TOTAL			139,169,152
IOWA — 0.3%
IA Higher Education Loan Authority
	Des Moines University Osteopath:
	Series 2003,
	LOC: U.S. Bank N.A.
	0.060% 10/01/33 (12/02/13) (a)(b)	4,695,000	4,695,000
	Series 2004,
	LOC: U.S. Bank N.A.
	0.060% 10/01/24 (12/02/13) (a)(b)	4,400,000	4,400,000
IA Woodbury County
	June E. Nylan Cancer Center,
	Siouxland Regional Cancer Center,
	Series 1998 A,
	LOC: Wells Fargo Bank N.A.
	0.150% 12/01/14 (12/05/13) (a)(b)	930,000	930,000
IOWA TOTAL			10,025,000
KANSAS — 0.5%
KS Wyandotte County-Kansas City Unified Government
	Series 2013 I,
	0.240% 03/01/14	9,575,000	9,575,000
	Series 2013 III,
	0.220% 03/01/14	9,310,000	9,310,000
KANSAS TOTAL			18,885,000
KENTUCKY — 0.9%
KY Christian County Association

		Par ($)	Value ($)
Municipal Bonds — (continued)
KENTUCKY — (continued)
	Series 2008 A,
	LOC: U.S. Bank N.A.
	0.050% 06/01/38 (12/02/13) (a)(b)	3,100,000	3,100,000
KY Louisville/Jefferson County Metropolitan Government
	Norton Healthcare Oblig.,
	Series 2013,
	LOC: PNC Bank N.A.
	0.050% 10/01/43 (12/04/13) (a)(b)	8,000,000	8,000,000
KY Morehead League of Cities Funding Trust
	Series 2004 A,
	LOC: U.S. Bank N.A.
	0.060% 06/01/34 (12/06/13) (a)(b)	10,010,500	10,010,500
KY Pendleton County
	Associate County Leasing,
	Series 1989,
	LOC: JPMorgan Chase Bank
	0.250% 03/01/19 (a)(b)	15,500,000	15,500,000
KENTUCKY TOTAL			36,610,500
LOUISIANA — 0.5%
LA Public Facilities Authority
	Baton Rouge General Medical,
	Series 2004,
	Pre-refunded 07/01/14,
	5.250% 07/01/33	18,000,000	18,489,921
LOUISIANA TOTAL			18,489,921
MAINE — 0.2%
ME Eclipse Funding Trust
	Maine Health & Higher Educational Facility Authority,
	Series 2007,
	LOC: U.S. Bank N.A.
	0.050% 07/01/37 (12/05/13) (a)(b)	9,840,000	9,840,000
MAINE TOTAL			9,840,000
MARYLAND — 0.9%
MD Baltimore County Economic Development Authority
	Blue Circle, Inc.,
	Series 1992,
	LOC: BNP Paribas
	0.500% 12/01/17 (12/04/13) (a)(b)	4,400,000	4,400,000
	Torah Institute of Baltimore,
	Series 2004,
	LOC: Branch Banking & Trust
	0.060% 07/01/24 (12/05/13) (a)(b)	2,575,000	2,575,000
MD Bel Air Economic Development Authority
	Harford Day School, Inc.,
	Series 2007,
	LOC: Branch Banking & Trust
	0.060% 10/01/33 (12/05/13) (a)(b)	3,850,000	3,850,000
MD Health & Higher Educational Facilities Authority
	Johns Hopkins University,
	Series 2004 A,

		Par ($)	Value ($)
Municipal Bonds — (continued)
MARYLAND — (continued)
	Pre-refunded 07/01/14,
	5.000% 07/01/38	5,050,000	5,188,165
MD Montgomery County Housing Opportunities Commission
	Series 2011 A,
	Insured: GNMA/FNMA/FHLMC,
	LOC: TD Bank N.A.
	0.080% 01/01/49 (12/05/13) (a)(b)	7,460,000	7,460,000
MD Prince George’s County
	Series 2007-2128,
	GTY AGMT: Wells Fargo Bank N.A.
	0.050% 07/01/34 (12/05/13) (a)(b)	13,710,000	13,710,000
MARYLAND TOTAL			37,183,165
MASSACHUSETTS — 1.1%
MA Beverly
	Series 2013,
	1.000% 12/12/13	8,000,000	8,001,891
MA Concord
	Series 2013,
	1.000% 06/16/14	1,800,000	1,807,424
MA Easton
	Series 2013,
	1.000% 08/22/14	1,000,000	1,005,202
MA Lexington
	Series 2013,
	4.500% 02/15/14	3,945,000	3,980,168
MA Newton
	Series 2013,
	2.000% 02/15/14	1,080,000	1,083,969
MA North Attleborough
	Series 2013,
	1.000% 05/22/14	3,062,256	3,072,805
MA Norton
	Series 2013,
	1.000% 05/21/14 (e)	5,300,000	5,318,815
MA Plymouth
	Series 2013,
	3.000% 05/01/14	1,544,000	1,561,659
MA Weston
	Series 2013:
	1.000% 02/03/14	6,825,000	6,834,443
	1.250% 02/03/14	9,207,000	9,224,481
MASSACHUSETTS TOTAL			41,890,857
MICHIGAN — 2.7%
MI Bank of New York Municipal Certificates Trust
	Detroit Sewer Disposal,
	Series 2006,

		Par ($)	Value ($)
Municipal Bonds — (continued)
MICHIGAN — (continued)
	LOC: Bank of New York
	0.280% 07/01/26 (01/01/14) (a)(b)(c)	18,374,500	18,374,500
MI Deutsche Bank Spears/Lifers Trust
	Grand Rapids & Kent County Joint Building Authority,
	Devos Place Project,
	Series 2007-302,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG
	0.100% 12/01/31 (12/05/13) (a)(b)	2,655,000	2,655,000
MI Hancock Hospital Finance Authority
	Portage Health Systems, Inc.,
	Series 2006,
	LOC: PNC Bank N.A.
	0.060% 08/01/31 (12/05/13) (a)(b)	19,075,000	19,075,000
MI L’Anse Creuse Public Schools
	School Building & Site-RMKT,
	Series 2008,
	SPA: JPMorgan Chase Bank
	0.090% 05/01/35 (12/02/13) (a)(b)	3,000,000	3,000,000
MI St. Joseph Hospital Finance Authority
	Lakeland Hospitals at Niles:
	Series 2003,
	SPA: JPMorgan Chase Bank
	0.100% 01/01/32 (12/05/13) (a)(b)	32,900,000	32,900,000
	Series 2006,
	SPA: JPMorgan Chase Bank
	0.100% 01/01/35 (12/05/13) (a)(b)	31,275,000	31,275,000
MICHIGAN TOTAL			107,279,500
MINNESOTA — 0.4%
MN Anoka-Hennepin Independent School District No. 11
	Series 2011 A,
	Minnesota School District Credit Enhancement Program,
	4.000% 02/01/14	1,000,000	1,006,243
MN Bemidji Independent School District No 31
	Series 2013 A,
	Minnesota School District Credit Enhancement Program,
	3.000% 04/01/14	1,000,000	1,009,433
MN Bloomington Independent School District No. 271
	Series 2013 B,
	Minnesota School District Credit Enhancement Program,
	2.000% 02/01/14	1,145,000	1,148,315
MN Elk River Independent School District No. 728
	Series 2012 A,
	Minnesota School District Credit Enhancement Program,
	4.000% 02/01/14	1,000,000	1,006,260
MN Holdingford Independent School District No 738
	Series 2013,
	Minnesota School District Credit Enhancement Program,
	1.250% 09/11/14	3,000,000	3,022,096

		Par ($)	Value ($)
Municipal Bonds — (continued)
MINNESOTA — (continued)
MN Litchfield Independent School District No 465
	Series 2013,
	Minnesota School District Credit Enhancement Program,
	1.250% 09/25/14	2,700,000	2,720,833
MN New London-Spicer Independent School District No 345
	Series 2013,
	Minnesota School District Credit Enhancement Program,
	1.250% 09/22/14	3,000,000	3,022,907
MN New York Mills Independent School District No 553
	Series 2013,
	Minnesota School District Credit Enhancement Program,
	1.250% 09/24/14	1,115,000	1,123,135
MN Rosemount-Apple Valley-Eagan Independent School District No. 196
	Series 1996 A,
	Minnesota School District Credit Enhancement Program,
	04/01/14 (f)	1,960,000	1,957,922
MINNESOTA TOTAL			16,017,144
MISSOURI — 2.6%
MO Deutsche Bank Spears/Lifers Trust
	Kansas City Assistance Corp.,
	Series 2008-536,
	GTY AGMT: Deutsche Bank AG
	0.080% 04/15/19 (12/05/13) (a)(b)	9,300,000	9,300,000
MO Development Finance Board
	The Nelson Gallery Foundation:
	Series 2004 A,
	SPA: Northern Trust Company
	0.050% 12/01/33 (12/02/13) (a)(b)	10,405,000	10,405,000
	Series 2008 A,
	SPA: Northern Trust Company
	0.050% 12/01/37 (12/02/13) (a)(b)	29,500,000	29,500,000
MO Health & Educational Facilities Authority
	Ascension Health,
	Series 2008 C-5,
	0.050% 11/15/26 (12/04/13) (a)(b)	10,500,000	10,500,000
MO Kansas City
	H. Roe Battle Convention Center,
	Series 2008 E,
	LOC: Sumitomo Mitsui Banking
	0.050% 04/15/34 (12/04/13) (a)(b)	14,025,000	14,025,000
MO Nodaway Industrial Development Authority
	Northwest Foundation, Inc.,
	Series 2002,
	LOC: U.S. Bank N.A.
	0.050% 11/01/32 (12/05/13) (a)(b)	2,675,000	2,675,000
MO St. Louis Airport
	Series 2005,

		Par ($)	Value ($)
Municipal Bonds — (continued)
MISSOURI — (continued)
	GTY AGMT: Deutsche Bank AG
	0.080% 07/01/31 (12/05/13) (a)(b)	27,950,000	27,950,000
MISSOURI TOTAL			104,355,000
MONTANA — 0.4%
MT Board of Investments
	Series 2004,
	0.220% 03/01/29 (03/01/14) (b)(d)	8,400,000	8,400,000
	Series 2013,
	0.220% 03/01/38 (03/01/14) (b)(d)	8,180,000	8,180,000
MONTANA TOTAL			16,580,000
NEBRASKA — 2.2%
NE Central Plains Energy Project
	Series 2009 2,
	SPA: Royal Bank of Canada
	0.050% 08/01/39 (12/05/13) (a)(b)	40,485,000	40,485,000
NE Nuckolls County
	Agrex, Inc.,
	Series 1985,
	LOC: JPMorgan Chase Bank
	0.110% 02/01/15 (12/04/13) (a)(b)	5,100,000	5,100,000
NE Omaha Public Power District
	Series A:
	0.130% 12/03/13	3,500,000	3,500,000
	0.130% 12/04/13	15,000,000	15,000,000
	0.130% 12/11/13	12,430,000	12,430,000
	0.150% 02/05/14	9,100,000	9,100,000
NEBRASKA TOTAL			85,615,000
NEVADA — 2.2%
NV Deutsche Bank Spears/Lifers Trust
	Clark County School District,
	Series 2008-684,
	GTY AGMT: Deutsche Bank AG
	0.080% 06/15/24 (12/05/13) (a)(b)	9,755,000	9,755,000
NV Reno
	ReTrac-Reno Transportation Rail Access Corridor,
	Series 2008,
	LOC: Bank of New York
	0.070% 06/01/42 (12/02/13) (a)(b)	78,945,000	78,945,000
NEVADA TOTAL			88,700,000
NEW HAMPSHIRE — 1.9%
NH Business Finance Authority
	Taylor Home:
	Series 2005 A,
	LOC: TD Bank N.A.
	0.050% 05/01/35 (12/05/13) (a)(b)	10,695,000	10,695,000
	Series 2005 B,
	LOC: TD Bank N.A.
	0.050% 05/01/35 (12/05/13) (a)(b)	11,735,000	11,735,000
NH Health & Education Facilities Authority
	Southern New Hampshire University,

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW HAMPSHIRE — (continued)
	Series 2008,
	LOC: TD Bank N.A.
	0.050% 01/01/39 (12/05/13) (a)(b)	26,200,000	26,200,000
	Tilton School,
	Series 2006,
	LOC: TD Bank N.A.
	0.050% 02/01/36 (12/05/13) (a)(b)	14,850,000	14,850,000
	University System of New Hampshire,
	Series 2005 A2,
	SPA: U.S. Bank N.A.
	0.070% 07/01/35 (12/02/13) (a)(b)	12,300,000	12,300,000
NEW HAMPSHIRE TOTAL			75,780,000
NEW JERSEY — 3.0%
NJ Deutsche Bank Spears/Lifers Trust
	New Jersey State Transportation Trust Fund Authority:
	Series 2007-317,
	LIQ FAC: Deutsche Bank AG
	0.280% 12/15/33 (12/05/13) (a)(b)(c)	30,250,000	30,250,000
	Series 2007-452,
	GTY AGMT: Deutsche Bank AG
	0.130% 12/15/33 (12/05/13) (a)(b)(c)	19,885,000	19,885,000
NJ JPMorgan Chase Putters/Drivers Trust
	NJ Transportation Trust Fund Authority
	Series 2009-3540Z,
	LIQ FAC: JPMorgan Chase Bank
	0.170% 12/15/13 (12/05/13) (a)(b)(c)	5,555,000	5,555,000
NJ Monmouth County Improvement Authority
	Series 2013,
	2.000% 12/04/14 (e)	6,500,000	6,616,415
NJ North Bergen
	Series 2013,
	1.000% 04/02/14	14,110,250	14,142,179
NJ RIB Floater Trust
	NJ Healthcare Financing Authority
	Series 2013,
	LOC: Barclays Bank PLC
	0.100% 07/03/17 (12/05/13) (a)(b)(c)	23,650,000	23,650,000
NJ Sussex County
	Series 2013
	1.000% 06/27/14	19,000,000	19,086,423
NEW JERSEY TOTAL			119,185,017
NEW MEXICO — 1.9%
NM Municipal Energy Acquisition Authority
	Series 2009,
	SPA: Royal Bank of Canada
	0.050% 11/01/39 (12/05/13) (a)(b)	69,110,000	69,110,000
NM State
	Series 2013,

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW MEXICO — (continued)
	2.000% 03/01/14	6,450,000	6,478,597
NEW MEXICO TOTAL			75,588,597
NEW YORK — 12.1%
NY Bank of New York Municipal Certificates Trust
	Series 2007,
	LOC: Bank of New York
	0.300% 02/15/36 (02/15/14) (a)(b)	12,730,000	12,730,000
NY BB&T Municipal Trust
	Series 2009-1037,
	LOC: Branch Banking & Trust
	0.220% 06/01/17 (12/05/13) (a)(b)(c)	1,015,000	1,015,000
	Series 2010-1039,
	LOC: Branch Banking & Trust
	0.150% 06/01/25 (12/05/13) (a)(b)(c)	32,690,000	32,690,000
NY Cheektowaga
	Series 2013
	0.500% 07/17/14	15,700,000	15,726,454
NY Connetquot Central School District of Islip
	Series 2013,
	Insured: State Aid Withholding
	0.500% 09/04/14	7,500,000	7,513,603
NY East Hampton Union Free School District
	Series 2013,
	Insured: State Aid Withholding
	1.000% 06/26/14	5,750,000	5,775,903
NY Franklin County Civic Development Corp.
	Alice Hyde Medical Center,
	Series 2013 A,
	LOC: HSBC Bank USA N.A.
	0.060% 10/01/38 (12/05/13) (a)(b)	4,400,000	4,400,000
NY Housing Development Corp.
	Series 2013 C,
	0.200% 11/01/45 (06/27/14) (b)(d)	6,280,000	6,280,000
NY Housing Finance Agency
	Ann/Nassau Realty LLC,
	111 Nassau Street Housing,
	Series 2011 A,
	LOC: Landesbank Hessen-Thüringen:
	0.070% 11/01/44 (12/02/13) (a)(b)	8,835,000	8,835,000
	Midtown West B LLC,
	505 West 37th St.:
	Series 2009 A,
	LOC: Landesbank Hessen-Thüringen:
	0.070% 05/01/42 (12/02/13) (a)(b)	22,800,000	22,800,000
	Series 2009 B,
	LOC: Landesbank Hessen-Thüringen
	0.070% 05/01/42 (12/02/13) (a)(b)	36,600,000	36,600,000
NY Liberty Development Corp.
	3 World Trade Center LLC:
	Series 2010 A1,
	Escrowed in U.S. Treasuries,

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
	0.230% 12/01/50 (03/19/14) (b)(d)	76,000,000	76,000,000
	Series 2011 A3,
	Escrowed in U.S. Treasuries,
	0.230% 12/01/49 (03/19/14) (b)(d)	55,000,000	55,000,000
NY Nassau Health Care Corp.
	Series 2009 C2,
	LOC: Wells Fargo Bank N.A.
	0.120% 08/01/29 (01/07/14) (a)(b)	6,455,000	6,455,000
NY New York City Housing Development Corp.
	Series 2009 A,
	Credit Support: FHLMC,
	LIQ FAC: FHLMC
	0.040% 09/01/49 (12/04/13) (a)(b)	7,500,000	7,500,000
	Series 2009 H-2,
	0.200% 05/01/41 (06/27/14) (b)(d)	2,870,000	2,870,000
NY New York City Transitional Finance Authority Future Tax Secured Revenue
	NYC Recovery,
	Series 2002 1D,
	SPA: Landesbank Hessen-Thüringen
	0.070% 11/01/22 (12/02/13) (a)(b)	11,620,000	11,620,000
	Series 2004 C,
	Pre-refunded 02/01/14,
	5.000% 02/01/28	985,000	992,880
NY New York City
	Series 1995 F-4,
	LOC: Landesbank Hessen-Thüringen
	0.080% 02/15/20 (12/04/13) (a)(b)	2,000,000	2,000,000
NY State Dormitory Authority
	Northern Westchester Hospital,
	Series 2009,
	LOC: TD Bank N.A.
	0.050% 11/01/34 (12/05/13) (a)(b)	1,800,000	1,800,000
NY Tonawanda
	Series 2013,
	1.000% 09/04/14	11,540,000	11,603,756
NY Triborough Bridge & Tunnel Authority
	Series 2002 F,
	SPA: Landesbank Hessen-Thüringen
	0.070% 11/01/32 (12/02/13) (a)(b)	104,775,000	104,775,000
NY Victor Central School District
	Series 2013,
	Insured: State Aid Withholding
	1.000% 09/26/14	13,000,000	13,081,798
NY Wells Fargo Stage Trust
	Series 2008,
	Insured: Government of Authority
	LIQ FAC: Wells Fargo & Company
	0.080% 11/15/37 (12/05/13) (a)(b)(c)	15,110,000	15,110,000
NY West Seneca
	Series 2013,

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
	1.000% 08/01/14	14,700,000	14,772,225
NEW YORK TOTAL			477,946,619
NORTH CAROLINA — 3.8%
NC BB&T Municipal Trust
	Series 2008-1008,
	LOC: Branch Banking & Trust
	0.150% 03/01/24 (12/05/13) (a)(b)(c)	10,955,000	10,955,000
	Series 2008-1023,
	LOC: Branch Banking & Trust
	0.150% 05/01/24 (12/05/13) (a)(b)(c)	3,515,000	3,515,000
NC Capital Facilities Finance Agency
	Barton College,
	Series 2004,
	LOC: Branch Banking & Trust
	0.060% 07/01/19 (12/05/13) (a)(b)	3,300,000	3,300,000
	High Point University:
	Series 2007,
	LOC: Branch Banking & Trust
	0.060% 12/01/29 (12/05/13) (a)(b)	5,000,000	5,000,000
	Series 2008,
	LOC: Branch Banking & Trust
	0.060% 05/01/30 (12/05/13) (a)(b)	3,360,000	3,360,000
	Methodist University,
	Series 2005,
	LOC: Wells Fargo Bank N.A.
	0.050% 03/01/30 (12/05/13) (a)(b)	11,990,000	11,990,000
NC City of Charlotte Water & Sewer System Revenue
	Series 2006 B,
	SPA: Wells Fargo Bank N.A.
	0.040% 07/01/36 (12/05/13) (a)(b)	25,500,000	25,500,000
NC Facilities Financing
	Duke University,
	Series A1,
	0.130% 03/05/14	22,979,000	22,979,000
NC Forsyth County
	Series 2004 A,
	SPA: Wells Fargo Bank N.A.
	0.050% 03/01/25 (12/05/13) (a)(b)	8,715,000	8,715,000
	Series 2004 B,
	SPA: Wells Fargo Bank N.A.
	0.050% 03/01/25 (12/05/13) (a)(b)	11,000,000	11,000,000
NC Mecklenburg County
	Series 2009 A,
	5.000% 08/01/14	2,740,000	2,827,224
NC Medical Care Commission
	Deerfield Episcopal Retirement,
	Series 2008 B,
	LOC: Branch Banking & Trust
	0.060% 11/01/38 (12/05/13) (a)(b)	5,000,000	5,000,000
	J. Arthur Dosher Memorial Hospital,
	Series 1998 J,
	LOC: Branch Banking & Trust
	0.060% 05/01/18 (12/05/13) (a)(b)	1,305,000	1,305,000
	Southeastern Regional Medical Center,

		Par ($)	Value ($)
Municipal Bonds — (continued)
NORTH CAROLINA — (continued)
	Series 2005,
	LOC: Branch Banking & Trust
	0.060% 06/01/37 (12/05/13) (a)(b)	6,855,000	6,855,000
	Westcare, Inc.,
	Series 2002 A,
	LOC: Branch Banking & Trust
	0.060% 09/01/22 (12/05/13) (a)(b)	5,100,000	5,100,000
NC Wake County Industrial Facilities & Pollution Control Financing Authority
	Habitat for Humanity of Wake County,
	Series 2007,
	LOC: Branch Banking & Trust
	0.060% 11/01/32 (12/05/13) (a)(b)	3,800,000	3,800,000
NC Wake County
	Series 2003 C,
	SPA: Wells Fargo Bank N.A.
	0.050% 04/01/19 (12/05/13) (a)(b)	7,000,000	7,000,000
	Series 2007 A,
	SPA: Wells Fargo Bank N.A.
	0.050% 03/01/26 (12/05/13) (a)(b)	4,800,000	4,800,000
	Series 2007 B,
	SPA: Wells Fargo Bank N.A.
	0.050% 03/01/24 (12/05/13) (a)(b)	4,800,000	4,800,000
NORTH CAROLINA TOTAL			147,801,224
OHIO — 2.1%
OH Cuyahoga County
	Cleveland Hearing & Speech,
	Series 2008,
	LOC: PNC Bank N.A.
	0.060% 06/01/38 (12/05/13) (a)(b)	4,790,000	4,790,000
OH Deutsche Bank Spears/Lifers Trust
	Columbus Ohio Regional Airport Authority,
	Series 2008-488,
	GTY AGMT: Deutsche Bank AG
	0.080% 01/01/28 (12/05/13) (a)(b)	4,910,000	4,910,000
OH Eclipse Funding Trust
	Higher Educational Facility,
	University of Dayton,
	Series 2006,
	LOC: U.S. Bank N.A.
	0.050% 12/01/33 (12/05/13) (a)(b)(c)	5,865,000	5,865,000
OH Franklin County
	Traditions Healthcare,
	Series 2005,
	LOC: U.S. Bank N.A.
	0.060% 06/01/30 (12/05/13) (a)(b)	15,800,000	15,800,000
OH Geauga County
	Sisters of Notre Dame,
	Series 2001,
	LOC: PNC Bank N.A.
	0.080% 08/01/16 (12/05/13) (a)(b)	2,115,000	2,115,000
OH Huron County
	Fisher-Titus Medical Center,
	Series 2003 A,

		Par ($)	Value ($)
Municipal Bonds — (continued)
OHIO — (continued)
	LOC: PNC Bank N.A.
	0.070% 12/01/27 (12/05/13) (a)(b)	9,450,000	9,450,000
	Norwalk Area Health System,
	Series 2003,
	LOC: PNC Bank N.A.
	0.070% 12/01/27 (12/05/13) (a)(b)	5,855,000	5,855,000
OH Salem Civic Facility
	Salem Community Center, Inc.,
	Series 2001,
	LOC: PNC Bank N.A.
	0.080% 06/01/27 (12/05/13) (a)(b)	6,740,000	6,740,000
OH Stark County Port Authority
	Community Action Agency,
	Series 2001,
	LOC: JPMorgan Chase Bank
	0.130% 12/01/22 (12/05/13) (a)(b)	2,900,000	2,900,000
OH State University
	Series 2003-C,
	0.120% 02/05/14	17,600,000	17,600,000
OH Zanesville Muskingum County Port Authority
	Grove City Church,
	Series 2006,
	LOC: PNC Bank N.A.
	0.080% 02/01/24 (12/05/13) (a)(b)	7,590,000	7,590,000
OHIO TOTAL			83,615,000
OREGON — 0.2%
OR Confederated Tribes of the Umatilla Indian Reservation
	Series 2008,
	LOC: Wells Fargo Bank N.A.
	0.050% 12/01/28 (12/05/13) (a)(b)	7,195,000	7,195,000
OREGON TOTAL			7,195,000
PENNSYLVANIA — 6.7%
PA Allegheny County Hospital Development Authority
	Jefferson Regional Medical Center,
	Series 2006 A,
	LOC: PNC Bank N.A.
	0.060% 05/01/26 (12/05/13) (a)(b)	22,000,000	22,000,000
PA Allegheny County Industrial Development Authority
	Our Lady of the Sacred Heart High School,
	Series 2002,
	LOC: PNC Bank N.A.
	0.070% 06/01/22 (12/05/13) (a)(b)	1,690,000	1,690,000
PA Deutsche Bank Spears/Lifers Trust
	Westmoreland County Municipal Authority,
	Series 2007-301,
	GTY AGMT: Deutsche Bank AG
	0.100% 08/15/30 (12/05/13) (a)(b)	5,845,000	5,845,000
PA Emmaus General Authority
	Series 1989 B-28,
	LOC: U.S. Bank N.A.

		Par ($)	Value ($)
Municipal Bonds — (continued)
PENNSYLVANIA — (continued)
	0.040% 03/01/24 (12/04/13) (a)(b)	2,400,000	2,400,000
	Series 1989 B-29,
	LOC: U.S. Bank N.A.
	0.040% 03/01/24 (12/04/13) (a)(b)	8,100,000	8,100,000
	Series 1989 E-22,
	LOC: U.S. Bank N.A.
	0.040% 03/01/24 (12/04/13) (a)(b)	11,200,000	11,200,000
	Series 1989 F-27,
	LOC: U.S. Bank N.A.
	0.040% 03/01/24 (12/04/13) (a)(b)	2,300,000	2,300,000
	Series 2003 E-20,
	LOC: U.S. Bank N.A.
	0.040% 03/01/24 (12/04/13) (a)(b)	6,000,000	6,000,000
PA Haverford Township School District
	Series 2009,
	LOC: TD Bank N.A.
	0.050% 03/01/30 (12/05/13) (a)(b)	4,065,000	4,065,000
PA Higher Educational Facilities Authority
	Mount Aloysius College,
	Series 2003 L3,
	LOC: PNC Bank N.A.
	0.070% 05/01/28 (12/05/13) (a)(b)	4,900,000	4,900,000
PA JPMorgan Chase Putters/Drivers Trust
	University of Pittsburgh Medical Center
	Series 2013,
	LIQ FAC: JPMorgan Chase Bank N.A.
	0.100% 03/03/34 (12/05/13) (a)(b)(c)	61,240,000	61,240,000
PA North Penn Water Authority
	Series 2008,
	LOC: U.S. Bank N.A.
	0.050% 11/01/24 (12/05/13) (a)(b)	6,790,000	6,790,000
PA Philadelphia Authority for Industrial Development
	NewCourtland Elder Services,
	Series 2007,
	LOC: PNC Bank N.A.
	0.060% 03/01/26 (12/05/13) (a)(b)	6,940,000	6,940,000
PA Public School Building Authority
	Park School Project:
	Series 2009 A,
	LOC: PNC Bank N.A.
	0.060% 08/01/30 (12/05/13) (a)(b)	9,740,000	9,740,000
	Series 2009 B,
	LOC: PNC Bank N.A.
	0.060% 05/15/20 (12/05/13) (a)(b)	11,685,000	11,685,000
PA RBC Municipal Products, Inc. Trust
	Bethlehem PA Area School District,
	Series 2011 E-31,
	LOC: Royal Bank of Canada
	0.050% 05/01/14 (12/05/13) (a)(b)(c)	5,000,000	5,000,000
	Hempfield PA School District,
	Series 2011 E-30,
	LOC: Royal Bank of Canada
	0.050% 08/01/25 (12/05/13) (a)(b)(c)	5,280,000	5,280,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
PENNSYLVANIA — (continued)
	Manhein Township PA School District,
	Series 2011 E-28,
	LOC: Royal Bank of Canada
	0.050% 12/12/14 (12/05/13) (a)(b)(c)	13,350,000	13,350,000
	Pennsylvania State Turnpike Commission,
	Series 2011 E-22,
	LOC: Royal Bank of Canada
	0.050% 12/01/38 (12/05/13) (a)(b)(c)	15,900,000	15,900,000
	University of Pittsburgh Medical Center,
	Series 2010 E-16,
	LOC: Royal Bank of Canada
	0.050% 04/15/39 (12/05/13) (a)(b)(c)	30,000,000	30,000,000
PA Ridley School District
	Series 2009,
	LOC: TD Bank N.A.
	0.050% 11/01/29 (12/05/13) (a)(b)	3,370,000	3,370,000
PA St. Mary Hospital Authority
	Catholic Health Initiatives,
	Series 2004 B,
	SPA: Landesbank Hessen-Thüringen
	0.080% 03/01/32 (12/04/13) (a)(b)	6,000,000	6,000,000
PA University of Pittsburgh
	Series 2013,
	2.000% 07/11/14	18,400,000	18,603,398
PENNSYLVANIA TOTAL			262,398,398
PUERTO RICO — 4.3%
PR RBC Municipal Products, Inc. Trust
	Series 2013 E-46,
	LOC: Royal Bank of Canada
	0.150% 09/01/15 (12/05/13) (a)(b)(c)	119,900,000	119,900,000
PR RIB Floater Trust
	Series 2013 -18WE,
	LOC: Barclays Bank PLC
	0.150% 12/01/13 (12/05/13) (a)(b)(c)	41,960,000	41,960,000
	Series 2013 8WE,
	LOC: Barclays Bank PLC
	0.110% 09/30/14 (12/05/13) (a)(b)(c)	7,000,000	7,000,000
PUERTO RICO TOTAL			168,860,000
RHODE ISLAND — 1.2%
RI Health & Educational Building Corp.
	Brown University,
	Higher Education Facilities,
	Series 2003 B,
	0.030% 09/01/43 (12/05/13) (b)(d)	31,660,000	31,660,000
	Rhode Island School of Design,
	Series 2008 B,
	LOC: TD Bank N.A.
	0.050% 08/15/36 (12/04/13) (a)(b)	17,095,000	17,095,000
RHODE ISLAND TOTAL			48,755,000
SOUTH CAROLINA — 2.0%
SC Aiken County Consolidated School District
	Series 2011,
	Credit Support: South Carolina School District Credit Enhancement Program

		Par ($)	Value ($)
Municipal Bonds — (continued)
SOUTH CAROLINA — (continued)
	3.000% 04/01/14	2,660,000	2,684,263
	Series 2013,
	Insured: South Carolina School District Credit Enhancement Program
	4.000% 04/01/14 (e)	3,690,000	3,736,614
SC Chester County School District
	Series 2012 B,
	Credit Support: South Carolina School District Credit Enhancement Program
	4.000% 03/01/14	2,505,000	2,528,142
SC Columbia Waterworks & Sewer Systems
	Series 2009,
	LOC: U.S.Bank N.A.
	0.060% 02/01/38 (12/02/13) (a)(b)	14,160,000	14,160,000
SC Florence School District One
	Series 2012,
	Credit Support: South Carolina School District Credit Enhancement Program
	5.000% 03/01/14	5,145,000	5,205,176
SC Greenville County School District
	Series 2013,
	Insured: South Carolina School District Credit Enhancement Program
	1.000% 06/02/14	40,420,000	40,587,092
SC JPMorgan Chase Putters/Drivers Trust
	SC State Public Service Authority
	Series 2013,
	LIQ FAC: JPMorgan Chase Bank N.A.
	0.130% 06/01/37 (12/05/13) (a)(b)(c)	3,000,000	3,000,000
SC Oconee County School District
	Series 2013,
	Credit Support: South Carolina School District Credit Enhancement Program
	2.000% 03/01/14	5,000,000	5,021,559
SOUTH CAROLINA TOTAL			76,922,846
SOUTH DAKOTA — 0.8%
SD Health & Educational Facilities Authority
	Regional Health Inc,
	Series 2008,
	LOC: U.S. Bank N.A.
	0.060% 09/01/27 (12/02/13) (a)(b)	14,400,000	14,400,000
SD Housing Development Authority
	Homeownership Mortgage,
	Series 2003 C-1,
	SPA: Landesbank Hessen-Thüringen
	0.140% 05/01/32 (12/05/13) (a)(b)	3,900,000	3,900,000
SD Sioux Falls
	Series 2007-1886,
	GTY AGMT: Wells Fargo Bank N.A.
	0.080% 11/15/33 (12/05/13) (a)(b)	12,255,000	12,255,000
SOUTH DAKOTA TOTAL			30,555,000
TENNESSEE — 0.5%
TN Blount County Public Building Authority

		Par ($)	Value ($)
Municipal Bonds — (continued)
TENNESSEE — (continued)
	Series 2009 E-7-A,
	LOC: Branch Banking & Trust
	0.060% 06/01/39 (12/04/13) (a)(b)	5,335,000	5,335,000
	Series 2009 E-8-A,
	LOC: Branch Banking & Trust
	0.060% 06/01/37 (12/04/13) (a)(b)	1,470,000	1,470,000
	Series 2009 E-9-A,
	LOC: Branch Banking & Trust
	0.060% 06/01/30 (12/04/13) (a)(b)	4,960,000	4,960,000
TN Clipper Tax-Exempt Certificate Trust
	Series 2013 1A,
	LIQ FAC: State Street Bank & Trust Co.
	0.050% 07/01/27 (12/05/13) (a)(b)(c)	7,500,000	7,500,000
TN Hawkins County Industrial Development Board
	Leggett & Platt, Inc.,
	Series 1988 B,
	LOC: Wells Fargo Bank N.A.
	0.190% 10/01/27 (12/04/13) (a)(b)	1,750,000	1,750,000
TENNESSEE TOTAL			21,015,000
TEXAS — 3.6%
TX Bexar County Housing Finance Corp.
	Multi-Family Housing,
	Perrin Park Apartments,
	Series 1996,
	LOC: Northern Trust Company
	0.070% 06/01/28 (12/05/13) (a)(b)	10,375,000	10,375,000
TX Deutsche Bank Spears/Lifers Trust
	Caddo Mills Texas Independent School District,
	Series 2008-473,
	Insured: PSF,
	GTY AGMT: Deutsche Bank AG:
	0.100% 08/15/42 (12/05/13) (a)(b)	10,260,000	10,260,000
	Houston Taxes Utility Systems,
	Series 2008-511,
	GTY AGMT: Deutsche Bank AG
	0.100% 11/15/25 (12/05/13) (a)(b)(c)	12,530,000	12,530,000
	Lovejoy Independent School District,
	Series 2008-514,
	GTY AGMT: PSF,
	LIQ FAC: Deutsche Bank AG:
	0.080% 02/15/38 (12/05/13) (a)(b)	3,520,000	3,520,000
	Victoria Independent School District,
	Series 2008-604,
	GTY AGMT: PSF,
	LIQ FAC: Deutsche Bank AG:
	0.080% 02/15/37 (12/05/13) (a)(b)	7,630,000	7,630,000
TX Gregg County Housing Finance Corp.
	Bailey Properties LLC,
	Series 2004 A,
	Guarantor: FNMA,
	LIQ FAC: FNMA:
	0.050% 02/15/23 (12/05/13) (a)(b)	4,465,000	4,465,000
	Summer Green LLC,
	Series 2004 A,
	Guarantor: FNMA,
	LIQ FAC: FNMA:
	0.050% 02/15/23 (12/05/13) (a)(b)	2,300,000	2,300,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
TEXAS — (continued)
TX Harris County Health Facilities Development Corp.
	Gulf Coast Regional Blood Center,
	Series 1992,
	LOC: JPMorgan Chase Bank
	0.160% 04/01/17 (12/05/13) (a)(b)	1,150,000	1,150,000
TX JPMorgan Chase Putters/Drivers Trust
	Lake Travis TX Independent School District,
	Series 2012-4239,
	Insured: PSF,
	LIQ FAC: Deutsche Bank AG
	0.070% 02/15/19 (12/05/13) (a)(b)(c)	3,705,000	3,705,000
TX North Texas Tollway
	Series 2009 D,
	LOC: JPMorgan Chase Bank:
	0.120% 01/07/14	15,000,000	15,000,000
	0.120% 01/08/14	7,000,000	7,000,000
	0.120% 01/09/14	37,000,000	37,000,000
TX Northside Independent School District
	Series 2007 A
	Guarantor: PSF
	2.000% 06/01/14	2,170,000	2,189,007
TX Permanent University Fund
	Series 2013,
	3.000% 07/01/14 (e)	5,970,000	6,064,445
TX Pharr San Juan Alamo Independent School District TX
	Series 2010,
	Insured: PSF Guaranteed
	3.000% 02/01/14	1,460,000	1,466,923
TX Round Rock Independent School District
	Series 2007,
	Guarantor: PSF,
	LIQ FAC: Wells Fargo Bank N.A.
	0.070% 08/01/32 (12/05/13) (a)(b)	10,795,000	10,795,000
TX San Antonio Education Facilities Corp.
	University of the Incarnate Word,
	Series 2001,
	LOC: JPMorgan Chase Bank
	0.110% 12/01/21 (12/05/13) (a)(b)	4,710,000	4,710,000
TEXAS TOTAL			140,160,375
UTAH — 2.8%
UT Housing Corp.
	Multi-Family Housing,
	Miller Timbergate Apartments LLC,
	Series 2009 A,
	LIQ FAC: FHLMC,
	GTY AGMT: FNMA
	0.100% 04/01/42 (12/05/13) (a)(b)	3,125,000	3,125,000
UT Intermountain Power Agency
	Series B-1,

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTAH — (continued)
	0.120% 02/12/14	23,700,000	23,700,000
UT Weber County
	IHC Health Services, Inc.:
	Series 2000 A,
	SPA: Bank of New York Mellon
	0.050% 02/15/31 (12/02/13) (a)(b)	34,900,000	34,900,000
	Series 2000 C,
	SPA: Bank of New York Mellon
	0.050% 02/15/35 (12/02/13) (a)(b)	49,700,000	49,700,000
UTAH TOTAL			111,425,000
VERMONT — 0.2%
VT Educational & Health Buildings Financing Agency
	Springfield Hospital,
	Series 2002 A,
	LOC: TD Bank N.A.
	0.050% 09/01/31 (12/05/13) (a)(b)	6,095,000	6,095,000
VERMONT TOTAL			6,095,000
VIRGINIA — 1.4%
VA Chesapeake Redevelopment & Housing Authority
	Great Bridge Apartments LLC,
	Series 2008 A,
	DPCE: FNMA,
	LIQ FAC: FNMA
	0.070% 01/15/41 (12/05/13) (a)(b)	18,625,000	18,625,000
VA Fairfax County Industrial Development Authority
	Inova Health System Foundation,
	Fairfax Hospital:
	Series 1988 C,
	LOC: Northern Trust Company
	0.060% 10/01/25 (12/04/13) (a)(b)	8,200,000	8,200,000
	Series 1988 D,
	LOC: Northern Trust Company
	0.060% 10/01/25 (12/04/13) (a)(b)	3,800,000	3,800,000
VA Loudoun County Industrial Development Authority
	Jack Kent Cooke Foundation,
	Series 2004,
	LOC: Northern Trust Company
	0.060% 06/01/34 (12/04/13) (a)(b)	12,500,000	12,500,000
VA Public Building Authority
	Series 2007 A,
	5.000% 08/01/14	1,000,000	1,031,896
VA Public School Authority
	Series 2008 A,
	Insured: State Intercept Program
	5.000% 08/01/14	5,410,000	5,582,291
VA Winchester Industrial Development Authority
	Westminster-Canterbury of Winchester, Inc.,
	Series 2005 B,
	LOC: Branch Banking & Trust

		Par ($)	Value ($)
Municipal Bonds — (continued)
VIRGINIA — (continued)
	0.060% 01/01/35 (12/05/13) (a)(b)	3,980,000	3,980,000
VIRGINIA TOTAL			53,719,187
WASHINGTON — 1.0%
WA Deutsche Bank Spears/Lifers Trust
	King County,
	Series 2008-598,
	LIQ FAC: Deutsche Bank AG
	0.080% 01/01/28 (12/05/13) (a)(b)	7,000,000	7,000,000
	Washington State,
	Series 2008-599,
	LIQ FAC: Deutsche Bank AG
	0.080% 01/01/30 (12/05/13) (a)(b)	9,805,000	9,805,000
WA Eclipse Funding Trust
	King County,
	Series 2007,
	LOC: U.S. Bank N.A.
	0.050% 12/01/31 (12/05/13) (a)(b)	3,340,000	3,340,000
WA Housing Finance Commission
	Artspace Everett LP,
	Series 2008 B,
	Credit Support: FHLMC,
	LIQ FAC: FHLMC:
	0.050% 12/01/41 (12/04/13) (a)(b)	3,200,000	3,200,000
	Pioneer Human Services,
	Series 2009 D,
	LOC: U.S. Bank N.A.
	0.060% 07/01/29 (12/04/13) (a)(b)	3,405,000	3,405,000
	Single Family Housing,
	Series 2009,
	DPCE: GNMA/FNMA/FHLMC,
	LIQ FAC: State Street Bank & Trust Co.:
	0.040% 06/01/39 (12/05/13) (a)(b)	6,000,000	6,000,000
	The Evergreen School,
	Series 2002,
	LOC: Wells Fargo Bank N.A.
	0.150% 07/01/28 (12/05/13) (a)(b)	1,435,000	1,435,000
WA Seattle Housing Authority
	Bayview Manor Homes,
	Series 1994 B,
	LOC: U.S. Bank N.A.
	0.050% 05/01/19 (12/05/13) (a)(b)	1,675,000	1,675,000
WA State of Washington
	Series 2005 D,
	5.000% 01/01/14	3,680,000	3,695,133
WASHINGTON TOTAL			39,555,133
WEST VIRGINIA — 0.5%
WV Deutsche Bank Spears/Lifers Trust
	Series 2007-385,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG
	0.150% 04/01/30 (12/05/13) (a)(b)	2,730,000	2,730,000
WV Economic Development Authority
	Appalachian Power Co.,

		Par ($)	Value ($)
Municipal Bonds — (continued)
WEST VIRGINIA — (continued)
	Series 2009 B,
	LOC: Sumitomo Mitsui Banking
	0.050% 12/01/42 (12/05/13) (a)(b)	17,600,000	17,600,000
WEST VIRGINIA TOTAL			20,330,000
WISCONSIN — 1.0%
WI Health & Educational Facilities Authority
	Bay Area Medical Center, Inc.,
	Series 2008,
	LOC: BMO Harris N.A.
	0.060% 02/01/38 (12/02/13) (a)(b)	14,800,000	14,800,000
WI Public Finance Authority
	Glenridge on Palmer Ranch,
	Series 2011 B,
	LOC: Bank of Scotland
	0.080% 06/01/41 (12/02/13) (a)(b)	24,575,000	24,575,000
WISCONSIN TOTAL			39,375,000

	Total Municipal Bonds (cost of $3,816,980,470)		3,816,980,470

Closed-End Investment Companies — 2.6%
California — 0.5%
CA Nuveen AMT-Free Municipal Income Fund, Inc.
	Series 2010 3,
	LIQ FAC: Deutsche Bank AG
	0.160% 03/01/40 (12/05/13) (a)(b)(c)	8,200,000	8,200,000
	Series 2010 4,
	LIQ FAC: Citibank N.A.
	0.110% 12/01/40 (12/05/13) (a)(b)(c)	10,000,000	10,000,000
CALIFORNIA TOTAL			18,200,000
New York — 0.8%
NY Nuveen AMT-Free Municipal Income Fund, Inc.
	Series 2013,
	LIQ FAC: Citibank N.A.
	0.110% 12/01/40 (12/05/13) (a)(b)(c)	15,000,000	15,000,000
NY Nuveen AMT-Free Municipal Income Fund
	Series 2013,
	LIQ FAC: Citibank N.A.
	0.110% 08/01/40 (12/05/13) (a)(b)(c)	15,000,000	15,000,000
NY Nuveen Performance Plus Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Deutsche Bank AG
	0.150% 03/01/40 (12/05/13) (a)(b)(c)	2,300,000	2,300,000
NEW YORK TOTAL			32,300,000
OTHER — 1.3%
Nuveen AMT-Free Municipal Income Fund
	Series 2013 2-1309,
	LIQ FAC: Citibank N.A.
	0.130% 12/01/40 (12/05/13) (a)(b)(c)	2,250,000	2,250,000

	Par ($)	Value ($)
Closed-End Investment Companies — (continued)
OTHER — (CONTINUED)
Nuveen Quality Income Municipal Fund, Inc.
Series 2010,
LIQ FAC: JPMorgan Chase Bank
0.120% 12/01/40 (12/05/13) (a)(b)(c)	49,900,000	49,900,000
OTHER TOTAL		52,150,000

Total Closed-End Investment Companies (cost of $102,650,000)		102,650,000

Total Investments — 99.5% (cost of $3,919,630,470)(g)		3,919,630,470

Other Assets & Liabilities, Net — 0.5%		19,885,837

Net Assets — 100.0%		3,939,516,307

Notes to Investment Portfolio:

*                      Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust’s Board of Trustees (the “Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                       Level 1 — Prices determined using quoted prices in active markets for identical assets.

•                       Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•                       Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2013, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Total Municipal Bonds	$—	$3,816,980,470	$—	$3,816,980,470
Total Closed-End Investment Companies	—	102,650,000	—	102,650,000
Total Investments	$—	$3,919,630,470	$—	$3,919,630,470

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the three months ended November 30, 2013, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)              Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2013.

(b) Parenthetical date represents the effective maturity date for the security.

(c)               Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2013, these securities, which are not illiquid, amounted to $827,669,500 or 21.0% of net assets for the Fund.

(d)              Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2013.

(e) Security purchased on a delayed delivery basis.

(f) Zero coupon bond.

(g) Cost for federal income tax purposes is $3,919,630,470.

Acronym	Name

AMT	Alternative Minimum Tax
DPCE	Direct Pay Credit Enhancement
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
PSF	Guaranteed by Permanent School Fund
Putters	Puttable Tax Exempt Receipts
SPA	Stand-by Purchase Agreement

INVESTMENT PORTFOLIO

November 30, 2013 (Unaudited)	BofA Treasury Reserves

		Par ($)	Value ($)*
Government & Agency Obligations — 57.9%
U.S. Government Obligations — 57.9%
U.S. Treasury Bill
	0.045% 01/30/14 (a)	96,475,000	96,467,764
	0.050% 01/16/14 (a)	353,050,000	353,027,444
	0.058% 12/26/13 (a)	32,025,000	32,023,710
	0.060% 12/26/13 (a)	45,525,000	45,523,103
	0.061% 12/26/13 (a)	36,420,000	36,418,470
	0.071% 02/13/14 (a)	26,750,000	26,746,124
	0.075% 02/13/14 (a)	241,110,000	241,072,829
	0.103% 12/26/13 (a)	25,225,000	25,223,205
U.S. Treasury Note
	0.125% 12/31/13	295,322,000	295,338,578
	0.250% 01/31/14	531,936,000	532,091,490
	0.250% 02/28/14	216,470,000	216,548,560
	0.250% 03/31/14	32,600,000	32,616,595
	0.750% 12/15/13	515,255,000	515,373,430
	1.000% 01/15/14	355,185,000	355,584,856
	1.250% 02/15/14	478,025,000	479,166,237
	1.500% 12/31/13	232,615,000	232,884,628
	1.750% 01/31/14	522,919,000	524,371,853
	1.750% 03/31/14	93,000,000	93,507,541
	1.875% 02/28/14	621,363,000	624,046,998
	4.000% 02/15/14	318,245,000	320,815,237
U.S. GOVERNMENT OBLIGATIONS TOTAL			5,078,848,652

	Total Government & Agency Obligations (cost of $5,078,848,652)		5,078,848,652
Repurchase Agreements — 32.3%
	Repurchase agreement with Bank of Nova Scotia, dated 10/22/13, due 01/21/14 at 0.070%, collateralized by U.S. Treasury obligations with various maturities to 05/15/43, market value $38,763,091 (repurchase proceeds $38,006,724)	38,000,000	38,000,000
	Repurchase agreement with BNP Paribas, dated 11/29/13, due 12/02/13 at 0.080%, collateralized by U.S. Government Agency obligations with various maturities to 11/20/43, market value $357,002,380 (repurchase proceeds $350,002,333)	350,000,000	350,000,000
	Repurchase agreement with Citibank N.A., dated 11/29/13, due 12/02/13 at 0.070%, collateralized by U.S. Treasury obligations with various maturities to 08/15/19, market value $86,700,576 (repurchase proceeds $85,000,496)	85,000,000	85,000,000

1

	Par ($)	Value ($)
Repurchase Agreements — (continued)
Repurchase agreement with Credit Agricole SA, dated 11/29/13, due 12/02/13 at 0.010%, collateralized by a U.S. Treasury obligation maturing 01/15/15, market value $59,993,427 (repurchase proceeds $58,817,049)	58,817,000	58,817,000
Repurchase agreement with Credit Agricole SA, dated 11/29/13, due 12/02/13 at 0.020%, collateralized by U.S. Treasury obligations with various maturities to 04/30/18, market value $153,000,323 (repurchase proceeds $150,000,250)	150,000,000	150,000,000
Repurchase agreement with Credit Suisse First Boston, dated 09/09/13, due 12/09/13 at 0.060%, collateralized by a U.S. Treasury obligation maturing 05/15/14, market value $51,000,783 (repurchase proceeds $50,007,583)	50,000,000	50,000,000
Repurchase agreement with Credit Suisse First Boston, dated 09/11/13, due 12/10/13 at 0.050%, collateralized by a U.S. Treasury obligation maturing 05/15/14, market value $51,000,783 (repurchase proceeds $50,006,250)	50,000,000	50,000,000
Repurchase agreement with Credit Suisse First Boston, dated 11/29/13, due 12/02/13 at 0.070%, collateralized by a U.S. Treasury obligation maturing 12/31/17, market value $61,201,255 (repurchase proceeds $60,000,350)	60,000,000	60,000,000
Repurchase agreement with Deutsche Bank Securities, dated 09/04/13, due 12/03/13 at 0.050%, collateralized by U.S. Treasury obligations with various maturities to 07/31/17, market value $51,006,371 (repurchase proceeds $50,006,250)	50,000,000	50,000,000
Repurchase agreement with Deutsche Bank Securities, dated 10/17/13, due 12/16/13 at 0.100%, collateralized by U.S. Treasury obligations with various maturities to 02/15/43, market value $40,805,250 (repurchase proceeds $40,006,667)	40,000,000	40,000,000
Repurchase agreement with Deutsche Bank Securities, dated 11/29/13, due 12/02/13 at 0.090%, collateralized by U.S. Government Agency obligations and U.S. Treasury obligations with various maturities to 01/15/55, market value $311,102,406 (repurchase proceeds $305,002,288)	305,000,000	305,000,000
Repurchase agreement with Federal Reserve Bank of New York, dated 11/29/13, due 12/02/13 at 0.050%, collateralized by a U.S. Treasury obligation maturing 08/15/19, market value $125,000,521 (repurchase proceeds $125,000,521)	125,000,000	125,000,000

2

	Par ($)	Value ($)
Repurchase Agreements — (continued)
Repurchase agreement with Goldman Sachs & Co., dated 11/29/13, due 12/02/13 at 0.040%, collateralized by U.S. Treasury obligations with various maturities to 08/15/15, market value $81,600,273 (repurchase proceeds $80,000,267)	80,000,000	80,000,000
Repurchase agreement with Goldman Sachs & Co., dated 11/29/13, due 12/06/13, at 0.050%, collateralized by U.S. Treasury obligations with various maturities to 01/15/23, market value $51,000,213 (repurchase proceeds $50,000,486)	50,000,000	50,000,000
Repurchase agreement with HSBC Securities USA, Inc., dated 11/29/13, due 12/02/13 at 0.070%, collateralized by U.S. Treasury obligations with various maturities to 08/15/28, market value $51,001,360 (repurchase proceeds $50,000,292)	50,000,000	50,000,000
Repurchase agreement with Mitsubishi UFJ Securities, dated 11/18/13, due 01/17/14 at 0.080% collateralized by U.S. Treasury obligations with various maturities to 05/15/38, market value $51,001,684 (repurchase proceeds $50,006,667)	50,000,000	50,000,000
Repurchase agreement with Mitsubishi UFJ Securities, dated 11/26/13, due 12/03/13 at 0.090% collateralized by U.S. Treasury obligations with various maturities to 05/15/41, market value $102,001,699 (repurchase proceeds $100,001,750)	100,000,000	100,000,000
Repurchase agreement with Mitsubishi UFJ Securities, dated 11/27/13, due 12/04/13 at 0.090% collateralized by U.S. Treasury obligations with various maturities to 05/15/38, market value $102,001,367 (repurchase proceeds $100,001,750)	100,000,000	100,000,000
Repurchase agreement with Mitsubishi UFJ Securities, dated 11/29/13, due 12/02/13 at 0.110% collateralized by U.S. Treasury obligations with various maturities to 08/15/25, market value $204,001,894 (repurchase proceeds $200,001,833)	200,000,000	200,000,000
Repurchase agreement with Mitsubishi UFJ Securities, dated 11/29/13, due 12/06/13 at 0.110% collateralized by U.S. Treasury obligations with various maturities to 08/15/25, market value $102,000,942 (repurchase proceeds $100,002,139)	100,000,000	100,000,000
Repurchase agreement with RBC Capital Markets, dated 11/29/13, due 12/02/13 at 0.080%, collateralized by U.S. Government Agency obligations with various maturities to 11/20/43, market value $204,001,361 (repurchase proceeds $200,001,333)	200,000,000	200,000,000

3

	Par ($)	Value ($)
Repurchase Agreements — (continued)
Repurchase agreement with Societe Generale, dated 11/29/13, due 12/02/13 at 0.080%, collateralized by U.S. Government Agency obligations with various maturities to 10/15/48, market value $346,802,312 (repurchase proceeds $340,002,267)	340,000,000	340,000,000
Repurchase agreement with TD USA Securities, Inc., dated 11/27/13 due 12/04/13 at 0.060%, collateralized by U.S. Treasury obligations with various maturities to 11/15/43, market value $49,281,804 (repurchase proceeds $48,315,564)	48,315,000	48,315,000
Repurchase agreement with TD USA Securities, Inc., dated 11/29/13 due 12/06/13 at 0.060%, collateralized by U.S. Treasury obligations with various maturities to 02/15/43, market value $73,924,941 (repurchase proceeds $72,475,846)	72,475,000	72,475,000
Repurchase agreement with Wells Fargo, dated 11/29/13, due 12/02/13 at 0.070%, collateralized by U.S. Treasury obligations with various maturities to 09/30/18, market value $86,394,546 (repurchase proceeds $84,700,494)	84,700,000	84,700,000

Total Repurchase Agreements (cost of $2,837,307,000)		2,837,307,000

Total Investments — 90.2% (cost of $7,916,155,652)(b)		7,916,155,652

Other Assets & Liabilities, Net — 9.8%		863,835,302

Net Assets — 100.0%		8,779,990,954

Notes to Investment Portfolio:

*                 Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust’s Board of Trustees (the “Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

4

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — Prices determined using quoted prices in active markets for identical assets.

•                  Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•                  Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2013, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Government and Agency Obligations	$—	$5,078,848,652	$—	$5,078,848,652
Total Repurchase Agreements	—	2,837,307,000	—	2,837,307,000
Total Investments	$—	$7,916,155,652	$—	$7,916,155,652

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the three months ended November 30, 2013, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a) The rate shown represents the annualized yield at the date of purchase.
(b) Cost for federal income tax purposes is $7,916,155,652.

5

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	BofA Funds Series Trust

By (Signature and Title)	/S/ Michael Pelzar
Michael Pelzar, President

Date	January 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Michael Pelzar
Michael Pelzar, President

Date	January 23, 2014

By (Signature and Title)	/S/ Jeffrey R. Coleman
Jeffrey R. Coleman, Chief Financial Officer

Date	January 23, 2014